UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21213

Nuveen AMT-Free Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

30 April 2022

Nuveen Municipal Closed-End Funds

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on "Communication Preferences". Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Chair’s Letter
to Shareholders

Dear Shareholders,

Markets have had a turbulent start to 2022. Global economic activity has been deteriorating from post-pandemic peaks, and crisis-era monetary and fiscal support programs are being phased out. Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.

We are now almost four months into the Eastern European conflict and are witnessing the scale of the humanitarian crisis and the economic impact caused by this event. Market uncertainty has remained elevated, as the situations in Russia/Ukraine and China have increased inflation and recession risks. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without pulling the economy into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago, then made increasingly more aggressive moves of 0.50% in May and 0.75% in June 2022. Additional rate hikes of these larger magnitudes are expected this year, as inflation has lingered at a 40-year high and consumer sentiment indicators are slumping. Forecasting was made difficult given the wide range of potential outcomes with regard to the Russia-Ukraine war, the resilience of China’s economy, the reopening of supply chains, the impact of inflation on economic growth, and the Fed’s response to inflation. Accordingly, markets are struggling with pricing these risks.

In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth
Chair of the Board
June 22, 2022

Important Notices

For Shareholders of

Nuveen Quality Municipal Income Fund (NAD)

Nuveen AMT-Free Quality Municipal Income Fund (NEA)

Portfolio Manager Commentaries in Semiannual Reports

The Funds include portfolio manager commentary in their annual shareholder reports. For the Fund's most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s October 31, 2021 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that the Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value. All this will make the shares’ total return performance more variable, over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

Leverage had a negative impact on the performance of NAD and NEA over this reporting period.

As of April 30, 2022, the Funds’ percentages of leverage are as shown in the accompanying table.

	NAD	NEA
Effective Leverage*	40.71%	41.21%
Regulatory Leverage*	38.97%	39.19%

*	Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings and reverse repurchase agreements are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE

As of April 30, 2022, the Funds have issued and outstanding preferred shares as shown in the accompanying table.

	Variable Rate	Variable Rate
	Preferred*	Remarketed Preferred**
	Shares	Shares
	Issued at	Issued at
	Liquidation	Liquidation
	Preference	Preference	Total
NAD	$1,406,500,000	$ 632,000,000	$2,038,500,000
NEA	$ 836,500,000	$1,728,300,000	$2,564,800,000

*	Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.
**	Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.

Refer to Notes to Financial Statements, Note 5 — Fund Shares for further details on preferred shares and each Fund’s respective transactions.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of April 30, 2022. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common
	Share Amounts
Monthly Distributions (Ex-Dividend Date)	NAD	NEA
November 2021	$0.0595	$0.0585
December	0.0595	0.0585
January	0.0595	0.0585
February	0.0595	0.0585
March	0.0595	0.0585
April 2022	0.0595	0.0525
Total Distributions from Net Investment Income	$0.3570	$0.3450

Yields
Market Yield*	5.58%	5.06%
Taxable-Equivalent Yield*	9.42%	8.52%

*	Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-endfunds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE REPURCHASES

During August 2021, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of April 30, 2022, (and since the inception of the Funds' repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	NAD	NEA
Common shares cumulatively repurchased and retired	17,900	75,000
Common shares authorized for repurchase	23,340,000	29,900,000

During the current reporting period, the Funds did not repurchase any of their outstanding common shares.

OTHER COMMON SHARE INFORMATION

As of April 30, 2022, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:

	NAD	NEA
Common share NAV	$13.68	$13.31
Common share price	$12.80	$12.46
Premium/(Discount) to NAV	(6.43)%	(6.39)%
Average premium/(discount) to NAV	(5.44)%	(5.73)%

NAD	Nuveen Quality Municipal Income Fund
Performance Overview and Holding Summaries as of April 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NAD at Common Share NAV	(13.07)%	(12.41)%	2.52%	3.87%
NAD at Common Share Price	(16.05)%	(12.42)%	3.35%	4.04%
S&P Municipal Bond Index	(7.28)%	(6.97)%	1.86%	2.59%
NAD Blended Benchmark	(7.44)%	(6.92)%	2.14%	2.75%

*	For purposes of Fund performance, relative results are measured against the NAD Blended Benchmark. The NAD Blended Benchmark consists of the returns of the S&P Municipal Index through 9/11/16 and thereafter: 1) 80% of the return of the S&P Municipal Bond Investment Grade Index and 2) 20% of the return of the S&P Municipal High Yield Index.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	164.7%
Investment Companies	0.0%
Variable Rate Senior Loan Interests	0.0%
Short-Term Municipal Bonds	0.2%
Other Assets Less Liabilities	2.3%

Net Assets Plus Floating Rate Obligations,
AMTP Shares, net of deferred offering costs,
MFP Shares, net of deferred offering
costs & VRDP Shares, net of deferred
offering costs	167.2%
Floating Rate Obligations	(3.3)%
AMTP Shares, net of deferred
offering costs	(22.8)%
MFP Shares, net of deferred
offering costs	(21.3)%
VRDP Shares, net of deferred
offering costs	(19.8)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	13.6%
AAA	2.0%
AA	16.5%
A	36.9%
BBB	15.7%
BB or Lower	5.8%
N/R (not rated)	9.5%
N/A (not applicable)	0.0%
Total	100%

Portfolio Composition
(% of total investments)
Transportation	25.8%
Health Care	17.7%
Tax Obligation/Limited	14.1%
U.S. Guaranteed	13.4%
Utilities	9.6%
Tax Obligation/General	8.8%
Other	10.6%
Total	100%

States and Territories[1]
(% of total municipal bonds)
Texas	11.6%
Illinois	8.7%
California	7.6%
Maryland	7.0%
Colorado	6.7%
New York	5.9%
Florida	5.6%
Ohio	3.8%
Pennsylvania	3.4%
Missouri	3.1%
New Jersey	2.9%
South Carolina	2.8%
Washington	2.3%
Louisiana	2.0%
Michigan	2.0%
Arizona	1.9%
Oregon	1.8%
Virginia	1.5%
Other	19.4%
Total	100%

1 See Portfolio of Investments for the states comprising “Other” and not listed in the States and Territories above.

NEA	Nuveen AMT-Free Quality Municipal Income Fund Performance Overview and Holding Summaries as of April 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2022*

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NEA at Common Share NAV	(13.29)%	(12.81)%	2.45%	3.64%
NEA at Common Share Price	(15.88)%	(13.23)%	3.25%	3.71%
S&P Municipal Bond Index	(7.28)%	(6.97)%	1.86%	2.59%
NEA Blended Benchmark	(7.44)%	(6.92)%	2.14%	2.75%

*	For purposes of Fund performance, relative results are measured against the NEA Blended Benchmark. The NEA Blended Benchmark consists of the returns of the S&P Municipal Bond Index through 9/11/16 and thereafter: 1) 80% of the return of the S&P Municipal Bond Investment Grade Index and 2) 20% of the return of the S&P Municipal Bond High Yield Index.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	164.7%
Short-Term Municipal Bonds	0.4%
Other Assets Less Liabilities	2.5%

Net Assets Plus Floating Rate Obligations,
AMTP Shares, net of deferred offering costs,
MFP Shares, net of deferred offering
costs & VRDP Shares, net of deferred
offering costs	167.6%
Floating Rate Obligations	(3.4)%
AMTP Shares, net of deferred
offering costs	(7.9)%
MFP Shares, net of deferred
offering costs	(27.3)%
VRDP Shares, net of deferred
offering costs	(29.0)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	14.7%
AAA	3.0%
AA	22.9%
A	32.2%
BBB	13.0%
BB or Lower	5.0%
N/R (not rated)	9.2%
Total	100%

Portfolio Composition
(% of total investments)
Health Care	21.4%
Tax Obligation/Limited	15.9%
U.S. Guaranteed	14.9%
Transportation	14.1%
Tax Obligation/General	10.9%
Utilities	10.4%
Education and Civic Organizations	6.7%
Other	5.7%
Total	100%

States and Territories[1]
(% of total municipal bonds)
Illinois	9.4%
Michigan	9.4%
Colorado	7.9%
Texas	7.0%
New York	5.7%
California	5.1%
Florida	4.5%
North Carolina	4.3%
Ohio	4.2%
New Jersey	3.8%
Pennsylvania	3.6%
Missouri	3.2%
South Carolina	2.5%
Georgia	2.3%
Wisconsin	2.3%
District of Columbia	2.2%
Washington	1.8%
Minnesota	1.8%
Other	19.0%
Total	100%

1 See Portfolio of Investments for the states comprising “Other” and not listed in the States and Territories above.

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 164.7% (99.9% of Total Investments)
	MUNICIPAL BONDS – 164.7% (99.9% of Total Investments)
	Alabama – 1.6% (1.0% of Total Investments)
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
$ 5,000	5.000%, 10/01/33 – AGM Insured (AMT)	10/27 at 100.00	AA	$ 5,409,000
5,455	5.000%, 10/01/34 – AGM Insured (AMT)	10/27 at 100.00	AA	5,895,437
5,550	5.000%, 10/01/35 – AGM Insured (AMT)	10/27 at 100.00	AA	5,990,170
5,920	Autauga County Board of Education, Alabama, Special Tax Warrants, Series 2021,	10/31 at 100.00	N/R	5,758,562
	4.000%, 4/01/51
4,535	Gardendale, Alabama, General Obligation Warrants, Series 2021B, 4.000%, 5/01/51	5/31 at 100.00	AA–	4,456,272
17,500	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A2	19,026,350
	5.000%, 9/01/46
4,165	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone	5/29 at 100.00	N/R	4,116,811
	Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A
48,125	Total Alabama			50,652,602
	Alaska – 0.2% (0.1% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham
	Hydroelectric Project, Refunding Series 2015:
1,580	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,626,784
3,400	5.000%, 1/01/25 (AMT)	No Opt. Call	Baa2	3,535,830
1,000	5.000%, 1/01/28 (AMT)	7/25 at 100.00	Baa2	1,035,670
1,075	5.000%, 1/01/29 (AMT)	7/25 at 100.00	Baa2	1,110,700
300	5.000%, 1/01/31 (AMT)	7/25 at 100.00	Baa2	309,084
395	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed	6/31 at 100.00	BBB+	366,651
	Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
7,750	Total Alaska			7,984,719
	Arizona – 3.2% (1.9% of Total Investments)
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals	12/24 at 100.00	A+	2,594,800
	Project, Refunding Series 2014A, 5.000%, 12/01/39
2,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of	1/28 at 100.00	AA–	2,115,080
	Math & Science Projects, Series 2018A, 5.000%, 7/01/48
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A1	1,496,869
2,500	5.000%, 7/01/32	7/22 at 100.00	A1	2,511,225
2,335	5.000%, 7/01/36	7/22 at 100.00	A1	2,345,040
8,895	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds,	3/31 at 100.00	A+	8,621,123
	HonorHealth, Series 2021A, 4.000%, 9/01/51
11,795	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health,	1/27 at 100.00	AA–	11,926,042
	Refunding Series 2016A, 4.000%, 1/01/36
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien
	Series 2019A:
5,500	4.000%, 7/01/44	7/29 at 100.00	A1	5,502,090
2,000	4.000%, 7/01/49	7/29 at 100.00	A1	1,968,180
3,165	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien	7/29 at 100.00	A1	3,350,627
	Series 2019B, 5.000%, 7/01/49 (AMT)
12,935	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien	7/27 at 100.00	Aa3	13,580,845
	Series 2017A, 5.000%, 7/01/47 (AMT)
6,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien	7/28 at 100.00	Aa3	6,345,300
	Series 2018, 5.000%, 7/01/48 (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion	No Opt. Call	AA	$ 8,630,090
	Project, Series 2005B, 5.500%, 7/01/39 – FGIC Insured
1,000	Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds, Refunding	12/25 at 100.00	AA	1,019,910
	Series 2015, 4.000%, 12/01/38 – AGM Insured
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy
	Inc Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	A3	558,910
24,765	5.000%, 12/01/37	No Opt. Call	A3	27,129,067
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona	6/24 at 100.00	AA	1,146,398
	University Project, Series 2014, 5.000%, 6/01/34 – BAM Insured
95,480	Total Arizona			100,841,596
	Arkansas – 0.2% (0.1% of Total Investments)
4,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	Ba3	3,710,280
	Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013,	12/23 at 100.00	A1	2,109,478
	4.875%, 12/01/43
6,055	Total Arkansas			5,819,758
	California – 12.5% (7.6% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series	No Opt. Call	A	827,365
	1999A, 0.000%, 10/01/37 – NPFG Insured
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement
	Project, Series 1997C:
2,945	0.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	2,499,422
7,150	0.000%, 9/01/28 – AGM Insured	No Opt. Call	AA	5,847,056
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA	1,709,588
95	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	58,113
105	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (4)	66,804
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2013S-4:
10,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	10,278,600
3,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	3,604,720
1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AA	637,916
	Election 2003 Series 2005, 0.000%, 7/01/35 – AGM Insured
	Byron Unified School District, Contra Costa County, California, General Obligation
	Bonds, Series 2007B:
60	0.000%, 8/01/32 (ETM)	No Opt. Call	A2 (4)	43,420
235	0.000%, 8/01/32 – SYNCORA GTY Insured (ETM)	No Opt. Call	N/R (4)	171,785
1,405	0.000%, 8/01/32 – SYNCORA GTY Insured	No Opt. Call	A+	955,217
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A	2,648,925
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A	2,976,093
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter
	Health, Refunding Series 2016B:
2,855	5.000%, 11/15/46 (Pre-refunded 11/15/26)	11/26 at 100.00	N/R (4)	3,155,403
4,145	5.000%, 11/15/46	11/26 at 100.00	A1	4,428,477
22,520	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/27 at 100.00	A1	24,217,332
	Health, Refunding Series 2017A, 5.000%, 11/15/48
2,275	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter	11/27 at 100.00	A1	2,249,224
	Health, Series 2018A, 4.000%, 11/15/42
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health	7/23 at 100.00	AA– (4)	733,238
	System, Series 2013A, 5.000%, 7/01/37 (Pre-refunded 7/01/23)

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
$ 790	8.899%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA (4)	$ 806,282
825	8.906%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA (4)	842,020
2,140	8.906%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA (4)	2,184,148
2,220	California Municipal Finance Authority, Revenue Bonds, Community Health System, Series	2/32 at 100.00	N/R	2,123,696
	2021A, 4.000%, 2/01/51
5,000	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	BBB–	5,198,050
	Series 2018A, 5.000%, 12/31/47 (AMT)
3,250	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series	2/27 at 100.00	A–	3,554,558
	2017A, 5.000%, 2/01/42
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	11/23 at 100.00	Aa3	843,346
	Series 2013I, 5.000%, 11/01/38
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB	516,345
	Linda University Medical Center, Series 2014A, 5.250%, 12/01/44
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2016A:
6,000	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	6,191,280
3,070	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	3,182,546
5,480	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB	5,804,142
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
	California Statewide Community Development Authority, Revenue Bonds, Daughters of
	Charity Health System, Series 2005A:
226	5.750%, 7/01/30 (6), (7)	1/22 at 100.00	N/R	202,687
617	5.500%, 7/01/39 (6), (7)	1/22 at 100.00	N/R	555,086
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds,	No Opt. Call	AA+	4,315,767
	Series 2006B, 0.000%, 8/01/26 – NPFG Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General	No Opt. Call	A1	748,890
	Obligation Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California,	6/24 at 100.00	AAA	4,186,880
	Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
3,010	El Camino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	AA+	2,745,120
	2002 Series 2012C, 0.000%, 8/01/25
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	2,234,925
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,480	5.750%, 1/15/46 (Pre-refunded 1/15/24)	1/24 at 100.00	A– (4)	1,566,018
6,480	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	A– (4)	6,880,140
9,930	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	Aa3 (4)	10,678,325
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
1,455	0.000%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aa3 (4)	1,384,854
3,500	0.000%, 6/01/26 – AGM Insured (ETM)	No Opt. Call	AA (4)	3,159,520
59,280	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	12/31 at 27.75	N/R	6,409,354
	Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66
550	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R (4)	551,562
	Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47 (Pre-refunded 6/01/22)
1,090	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R (4)	1,093,270
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)
1,260	Huntington Beach Union High School District, Orange County, California, Certificates of	No Opt. Call	AA	759,755
	Participation, Capital Project, Series 2007, 0.000%, 9/01/35 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,240	Huntington Beach Union High School District, Orange County, California, General	No Opt. Call	AA	$ 3,972,182
	Obligation Bonds, Series 2005, 0.000%, 8/01/30 – AGM Insured
2,500	Huntington Beach Union High School District, Orange County, California, General	No Opt. Call	Aa2	1,739,450
	Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
5,000	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	4,666,950
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation	No Opt. Call	A1	749,150
	Bonds, Series 2001B, 0.000%, 8/01/31 – NPFG Insured
2,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/32 at 100.00	N/R	2,182,440
	Airport, Refunding & Subordinate Series 2022C, 5.000%, 5/15/45 (AMT)
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Subordinate Lien Series 2016B:
2,000	5.000%, 5/15/41 (AMT)	5/26 at 100.00	Aa3	2,093,960
20,015	5.000%, 5/15/46 (AMT)	5/26 at 100.00	Aa3	20,843,221
4,615	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/28 at 100.00	Aa3	4,900,022
	Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds,	1/24 at 100.00	Aa2	2,761,446
	Series 2014B, 5.000%, 7/01/43
250	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A,	5/22 at 100.00	A	250,775
	Subordinate Lien Series 2011A, 7.000%, 9/01/31
6,215	Martinez Unified School District, Contra Costa County, California, General Obligation	8/24 at 100.00	AA (4)	6,697,408
	Bonds, Series 2011, 5.875%, 8/01/31 (Pre-refunded 8/01/24)
5,955	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	Aa1	5,821,846
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (8)
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	A	3,367,197
	Series 2009A, 7.000%, 11/01/34
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	A	2,734,952
	Series 2009C, 6.500%, 11/01/39
8,150	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	Baa2	8,637,533
	Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured
4,930	Patterson Joint Unified School District, Stanislaus County, California, General	No Opt. Call	AA	2,171,221
	Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42 – AGM Insured
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AA+ (4)	14,091,703
	Revenue Bonds, Series 1988B, 8.200%, 9/01/23 (ETM)
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates	No Opt. Call	A1 (4)	4,028,700
	of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)
1,970	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage	No Opt. Call	AA+ (4)	2,026,756
	Revenue Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	922,100
	School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation	8/36 at 100.00	AA	5,704,300
	Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (8)
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds,	No Opt. Call	A1	4,552,100
	Riverside County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley	No Opt. Call	A	2,391,678
	Project Area, Series 2011B, 0.000%, 10/01/38
625	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/31 at 100.00	A	596,913
	RCTC 91 Express Lanes, Refunding Series 2021B-1, 4.000%, 6/01/46
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/23 at 100.00	A (4)	342,755
	Series 2013A, 5.750%, 6/01/48 (Pre-refunded 6/01/23)
10,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds,	7/31 at 100.00	N/R	10,726,100
	Subordinate Series 2021B, 5.000%, 7/01/51 (AMT)

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,000	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International	5/32 at 100.00	N/R	$ 2,153,160
	Airport, Second Series 2022A, 5.000%, 5/01/52 (AMT)
14,900	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/26 at 100.00	A1	15,472,011
	International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco
	International Airport, Second Series 2018D:
11,615	5.000%, 5/01/43 (AMT)	5/28 at 100.00	A1	12,301,214
12,285	5.000%, 5/01/48 (AMT)	5/28 at 100.00	A1	12,928,734
11,025	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/29 at 100.00	A1	11,679,885
	International Airport, Second Series 2019A, 5.000%, 5/01/49 (AMT)
2,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special	8/22 at 29.31	N/R	582,580
	Tax Bonds, Community Facilities District 6 Mission Bay South Public Improvements, Series
	2013C, 0.000%, 8/01/43
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	1/25 at 100.00	BBB+	2,089,680
	Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Bonds, Refunding Senior Lien Series 2014A:
15,350	5.000%, 1/15/44 (Pre-refunded 1/15/25)	1/25 at 100.00	A– (4)	16,372,310
25,840	5.000%, 1/15/50 (Pre-refunded 1/15/25)	1/25 at 100.00	A– (4)	27,560,944
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
5,000	5.000%, 3/01/41 (AMT)	3/27 at 100.00	A2	5,238,700
5,000	5.000%, 3/01/47 (AMT)	3/27 at 100.00	A2	5,201,500
14,985	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	6,757,336
	Election Series 2012G, 0.000%, 8/01/40 – AGM Insured
6,660	San Ysidro School District, San Diego County, California, General Obligation Bonds,	8/25 at 38.93	AA	2,304,360
	Refunding Series 2015, 0.000%, 8/01/43
2,460	Santee School District, San Diego County, California, General Obligation Bonds, Capital	No Opt. Call	AA	1,625,125
	Appreciation, Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured
5,000	Solano Community College District, Solano and Yolo Counties, California, General	8/23 at 100.00	AA (4)	5,176,750
	Obligation Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43 (Pre-refunded 8/01/23)
1,145	Southern Kern Unified School District, Kern County, California, General Obligation	No Opt. Call	AA	846,270
	Bonds, Series 2006C, 0.000%, 11/01/30 – AGM Insured
1,175	Southern Kern Unified School District, Kern County, California, General Obligation	No Opt. Call	AA	698,232
	Bonds, Series 2010B, 0.000%, 11/01/35 – AGM Insured
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	Aa3	2,121,668
	Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds,	8/31 at 100.00	AA	3,784,350
	Series 2011B, 0.000%, 8/01/36 – AGM Insured (8)
472,358	Total California			399,694,931
	Colorado – 11.1% (6.7% of Total Investments)
4,350	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series	12/26 at 103.00	N/R	3,497,705
	2021, 4.375%, 12/01/52
3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series	12/25 at 100.00	AA	3,231,240
	2015, 5.000%, 12/01/35 – BAM Insured
4,195	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado,	12/26 at 100.00	AA+	4,401,226
	General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
10,000	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds,	6/29 at 100.00	AA+	10,255,400
	Series 2019A, 4.000%, 12/01/48
4,000	Centennial Water and Sanitation District, Douglas County, Colorado, Water and Wastewater	12/28 at 100.00	AAA	4,495,680
	Revenue Bonds, Series 2019, 5.000%, 12/01/43
1,775	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &	12/22 at 103.00	N/R	1,808,974
	Improvement Series 2017, 5.000%, 12/01/29, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,605	Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue Bonds, Series	8/30 at 100.00	AA	$ 1,659,313
	2020, 4.000%, 8/01/45 – BAM Insured
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/23 at 100.00	BB+	3,062,240
	Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43
1,715	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/26 at 100.00	A+	1,563,068
	Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	1/24 at 100.00	A+	508,080
	Liberty Common Charter School, Series 2014A, 5.000%, 1/15/44
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/24 at 100.00	A+	1,040,840
	Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30
3,915	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	6/26 at 100.00	A+	3,370,189
	Weld County School District 6 – Frontier Academy, Refunding & Improvement Series 2016,
	3.250%, 6/01/46
1,250	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University	No Opt. Call	A+	1,261,650
	Corporation for Atmospheric Research Project, Refunding Series 2012A, 4.500%, 9/01/22
545	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University	9/27 at 100.00	A+	550,237
	Corporation for Atmospheric Research Project, Refunding Series 2017, 3.625%, 9/01/31
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of
	Denver, Series 2017A:
1,200	4.000%, 3/01/36	3/27 at 100.00	AA–	1,231,776
1,600	4.000%, 3/01/37	3/27 at 100.00	AA–	1,637,984
2,460	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated	11/29 at 100.00	AA	2,412,743
	Group, Series 2019A, 4.000%, 11/15/43
17,705	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated	11/31 at 100.00	AA	17,102,676
	Group, Series 2021A, 4.000%, 11/15/50
1,930	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health	5/26 at 100.00	AA	1,905,740
	System/Sunbelt Obligated Group, Series 2016A, 4.000%, 11/15/41
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health
	Initiatives, Series 2013A:
3,020	5.250%, 1/01/40 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	3,085,081
4,890	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	4,995,380
4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living	1/24 at 102.00	N/R	4,693,656
	Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
5,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	5,016,165
	Series 2019A-1, 4.000%, 8/01/44
10,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	9,478,600
	Series 2019A-2, 4.000%, 8/01/49 (UB)
270	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	N/R (4)	280,020
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	2,867,126
6,425	5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	6,899,358
665	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project,	5/27 at 100.00	BB+	698,217
	Refunding & Improvement Series 2017A, 5.250%, 5/15/47
3,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center,	9/30 at 100.00	Baa1	3,595,604
	Series 2020A, 4.000%, 9/01/45
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series	11/29 at 100.00	AA–	5,421,000
	2019A, 5.000%, 11/01/44
3,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System,	1/30 at 100.00	AA–	3,302,937
	Refunding Series 2019A, 4.000%, 1/01/38
4,620	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System,	1/30 at 100.00	AA–	4,583,271
	Refunding Series 2019B, 4.000%, 1/01/40

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,100	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds,	12/24 at 100.00	BBB	$ 1,137,367
	Senior Lien Series 2017, 5.000%, 12/31/56
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Refunding Series 2017C:
1,115	5.000%, 3/01/43 (Pre-refunded 3/01/28)	3/28 at 100.00	N/R (4)	1,255,356
1,660	5.000%, 3/01/43	3/28 at 100.00	AA	1,806,080
2,360	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/28 at 100.00	AA	2,400,993
	Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43
1,275	Colorado State, Certificates of Participation, Lease Purchase Agreement Department of	6/30 at 100.00	Aa2	1,301,201
	Transportation Second Amended & Restated Headquarters Facilities, Refunding Series 2020,
	4.000%, 6/15/41
2,750	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/39	12/30 at 100.00	Aa2	2,838,990
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44	8/24 at 100.00	AA (4)	3,167,010
	(Pre-refunded 8/01/24) – AGM Insured
7,250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, 5.000%, 8/01/46	8/26 at 100.00	AA (4)	7,961,588
	(Pre-refunded 8/01/26)
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%,	11/22 at 100.00	AA– (4)	2,036,140
	11/15/32 (Pre-refunded 11/15/22)
1,100	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A+	1,133,055
	2013A, 5.250%, 11/15/43 (AMT)
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A+	4,640,743
	2013B, 5.000%, 11/15/43
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien
	Series 2018A:
20,460	5.000%, 12/01/43 (AMT)	12/28 at 100.00	A+	21,637,882
30,435	5.000%, 12/01/48 (AMT)	12/28 at 100.00	A+	31,967,402
1,820	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding & Improvement	8/26 at 100.00	AA–	1,844,406
	Series 2016A, 4.000%, 8/01/46
2,005	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United	10/23 at 100.00	B	2,049,190
	Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center
	Hotel, Refunding Senior Lien Series 2016:
2,955	5.000%, 12/01/28	12/26 at 100.00	Baa2	3,120,716
2,000	5.000%, 12/01/29	12/26 at 100.00	Baa2	2,106,600
2,400	5.000%, 12/01/36	12/26 at 100.00	Baa2	2,501,112
1,605	5.000%, 12/01/40	12/26 at 100.00	Baa2	1,665,813
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation
	Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	A	237,060
150	0.000%, 9/01/37	No Opt. Call	A	84,608
75	0.000%, 9/01/38	No Opt. Call	A	40,397
20	0.000%, 9/01/39	No Opt. Call	A	10,276
110	0.000%, 9/01/41	No Opt. Call	A	51,317
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,520	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	A	1,473,959
18,380	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	A	16,764,949
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
1,045	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	829,406
2,175	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	1,661,178
25,050	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	18,365,658
23,305	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	16,411,148
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	67,553
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%,	9/26 at 54.77	A	5,934,875
	9/01/38 – NPFG Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
$ 385	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	$ 317,009
60,000	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	36,387,600
180	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	4/22 at 100.00	Baa2	180,000
	Refunding Series 2011A, 5.500%, 5/01/22 (AMT)
1,250	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater	12/29 at 100.00	AA	1,289,338
	Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/45 – AGM Insured
4,000	Ebert Metropolitan District, Denver Colorado, Limited Tax General Obligation Bonds,	12/28 at 100.00	AA	4,432,560
	Refunding Series 2018A-1, 5.000%, 12/01/43 – BAM Insured
2,450	Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020, 4.000%, 12/01/49 –	12/30 at 100.00	AA	2,513,088
	BAM Insured
695	Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited	12/30 at 100.00	AA	700,358
	Tax Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/44 – AGM Insured
1,860	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds,	12/25 at 100.00	Aa2	1,892,643
	Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40
1,500	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado,	12/31 at 100.00	AA	1,528,335
	Limited Tax General Obligation Bonds, Refunding & Improvement Senior Series 2021A,
	4.000%, 12/01/51 – AGM Insured
4,000	Northern Colorado Water Conservancy District Building Corporation, Certificates of	7/31 at 100.00	AA+	4,119,680
	Participation, Refunding Series 2021, 4.000%, 7/01/51
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax
	Refunding & Improvement Series 2016:
1,565	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,653,063
2,100	5.000%, 12/01/46	12/26 at 100.00	Baa3	2,198,490
6,705	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/25 at 100.00	A	7,039,445
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
2,395	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/29 at 100.00	AA	2,506,032
	Revenue Bonds, Series 2019A, 4.000%, 12/01/36 – AGM Insured
500	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax	3/26 at 103.00	N/R	464,340
	General Obligation Bonds, Series 2021A, 5.000%, 12/01/51, 144A
700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado	No Opt. Call	AA–	890,932
	Springs Utilities, Series 2008, 6.500%, 11/15/38
750	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General	12/26 at 100.00	AA	808,605
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/36 –
	AGM Insured
	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds,
	Refunding Series 2016:
1,050	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	1,144,196
1,000	4.125%, 12/01/37 – BAM Insured	12/26 at 100.00	AA	1,039,380
500	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	508,145
	General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/41
2,000	Upper Eagle Regional Water Authority, Eagle County, Colorado, Water Revenue Bonds,	12/30 at 100.00	AA	2,042,840
	Refunding & Improvement Series 2020, 4.000%, 12/01/50 – AGM Insured
2,000	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General	12/26 at 100.00	AA	2,063,880
	Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured
394,435	Total Colorado			354,137,163
	Connecticut – 1.2% (0.8% of Total Investments)
850	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean	1/26 at 102.00	BB+	870,978
	Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	AA (4)	3,450,752
	University, Series 2012H, 5.000%, 7/01/24 (Pre-refunded 7/01/22) – AGM Insured

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds,
	Tender Option Bond Trust 2016-XG0059:
$ 1,295	16.740%, 1/01/32, 144A (IF) (5)	1/23 at 100.00	Aa3	$ 1,394,093
190	16.588%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	202,903
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes
	Series 2018A:
14,775	5.000%, 1/01/34	1/28 at 100.00	AA–	16,253,977
6,410	5.000%, 1/01/37	1/28 at 100.00	AA–	7,012,925
6,000	5.000%, 1/01/38	1/28 at 100.00	AA–	6,556,320
3,730	University of Connecticut, General Obligation Bonds, Series 2020A, 5.000%, 2/15/41	2/30 at 100.00	N/R	4,107,066
36,680	Total Connecticut			39,849,014
	Delaware – 0.3% (0.2% of Total Investments)
800	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project,	12/28 at 100.00	BBB	857,896
	Series 2018, 5.000%, 6/01/48
7,255	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015,	6/25 at 100.00	AA–	7,651,558
	5.000%, 6/01/55
8,055	Total Delaware			8,509,454
	District of Columbia – 1.7% (1.0% of Total Investments)
625	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	5/22 at 100.00	AA+	626,606
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (AMT)
1,805	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	No Opt. Call	A–	1,886,478
	Bonds, Series 2001, 6.500%, 5/15/33
34,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	5/22 at 22.78	N/R	7,134,900
	Bonds, Series 2006A, 0.000%, 6/15/46
10,265	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series	No Opt. Call	AAA	10,584,241
	1998, 5.500%, 10/01/23 – AGM Insured (UB)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
2,000	4.000%, 10/01/44	10/29 at 100.00	A–	2,012,320
4,750	5.000%, 10/01/47	10/29 at 100.00	A–	5,121,117
6,000	4.000%, 10/01/49	10/29 at 100.00	A–	5,982,600
1,810	4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	AA	1,784,389
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	AA	1,125,400
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%,
	10/01/36 – AGC Insured
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA (4)	5,808,950
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%,
	10/01/41 (Pre-refunded 10/01/26) – AGC Insured
4,500	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding	10/23 at 100.00	Aa3	4,627,350
	Series 2013A, 5.000%, 10/01/30 (AMT)
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue	7/27 at 100.00	AA	1,093,960
	Bonds, Refunding Crossover Series 2017A-2, 5.000%, 7/01/33
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue
	Bonds, Series 2017B:
1,500	5.000%, 7/01/29	7/27 at 100.00	AA	1,658,310
3,000	5.000%, 7/01/42	7/27 at 100.00	AA	3,260,940
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue	7/27 at 100.00	AA–	1,087,470
	Bonds, Series 2018, 5.000%, 7/01/38
79,255	Total District of Columbia			53,795,031
	Florida – 9.2% (5.6% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing	11/23 at 100.00	BBB	1,506,847
	Project, Series 2013A, 5.000%, 11/15/37

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
$ 450	5.000%, 9/01/45	9/23 at 100.00	BBB	$ 455,022
2,260	5.000%, 9/01/48	9/23 at 100.00	BBB	2,283,323
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%,	10/25 at 100.00	A1	7,743,225
	10/01/45 (AMT)
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	6/22 at 100.00	N/R	100,572
	Renaissance Charter School, Inc. Projects, Series 2012A, 6.125%, 6/15/43, 144A
175	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	9/27 at 100.00	N/R	178,703
	Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%, 9/15/40, 144A
14,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue	1/24 at 107.00	N/R	14,340,760
	Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A
	Florida Development Finance Corporation, Florida, Surface Transportation Facility
	Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
12,000	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	5/22 at 103.00	N/R	11,839,440
15,985	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	5/22 at 103.00	N/R	15,612,869
2,870	Florida Development Finance Corporation, Revenue Bonds, Brightline Passenger Rail	5/22 at 102.50	N/R	2,845,117
	Expansion Project, Series 2021A-1, 6.750%, 12/01/56 (AMT) (Mandatory Put 8/15/23), 144A
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds,
	Priority Subordinated Series 2017A:
31,985	5.000%, 10/01/47 (AMT)	10/27 at 100.00	A1	33,525,078
9,065	5.000%, 10/01/52 (AMT)	10/27 at 100.00	A1	9,479,270
3,890	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds,	10/26 at 100.00	Aa3	4,088,585
	Series 2016A, 5.000%, 10/01/40 (AMT)
6,020	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/24 at 100.00	A1 (4)	6,319,856
	Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (Pre-refunded 10/01/24) (AMT)
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/28 at 100.00	Aa3	5,298,150
	Airport, Series 2018E, 5.000%, 10/01/48 (AMT)
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/24 at 100.00	A1 (4)	2,428,820
	Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40 (Pre-refunded 10/01/24)
10,305	Hillsborough County Aviation Authority, Florida, Tampa International Airport Customer	10/24 at 100.00	A3	10,688,964
	Facility Charge Revenue Bonds, Series 2015A, 5.000%, 10/01/44
10,200	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds,	2/31 at 100.00	A	9,773,028
	Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A,
	4.000%, 8/01/50
5,000	Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port Authority Project,	6/28 at 100.00	A	5,314,000
	Series 2018B, 5.000%, 6/01/46 (AMT)
5,075	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2 (4)	5,397,060
	5.000%, 11/15/35 (Pre-refunded 11/15/24)
9,820	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City	2/24 at 100.00	AA	10,164,486
	Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
2,000	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami	7/27 at 100.00	BB+	1,778,120
	Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/23 at 100.00	A–	2,973,393
	of Miami, Series 2012A, 5.000%, 4/01/42
8,070	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/25 at 100.00	A–	8,394,495
	of Miami, Series 2015A, 5.000%, 4/01/45
12,545	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/28 at 100.00	A–	13,355,282
	of Miami, Series 2018A, 5.000%, 4/01/53
2,560	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus	8/31 at 100.00	A+	2,498,176
	Children’s Hospital Project, Refunding Series 2021A, 4.000%, 8/01/51
1,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus	8/27 at 100.00	A+	1,632,645
	Children’s Hospital, Refunding Series 2017, 5.000%, 8/01/42

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,	10/22 at 100.00	A2 (4)	$ 1,014,060
	Refunding Series 2012A, 5.000%, 10/01/29 (Pre-refunded 10/01/22) (AMT)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,	10/24 at 100.00	A2	1,041,500
	Refunding Series 2014B, 5.000%, 10/01/37
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%,	10/24 at 100.00	A2	5,144,600
	10/01/35 (AMT)
6,025	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%,	10/25 at 100.00	A	6,256,842
	10/01/38 (AMT)
2,865	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series	10/22 at 100.00	A+ (4)	2,906,457
	2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series	7/22 at 100.00	AA (4)	3,017,910
	2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
12,370	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	AA– (4)	12,548,994
	10/01/42 (Pre-refunded 10/01/22)
6,035	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B,	10/29 at 100.00	AA–	6,017,498
	4.000%, 10/01/49
3,375	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021,	4/31 at 100.00	AA–	3,370,646
	4.000%, 10/01/48
2,360	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &	10/29 at 100.00	BBB+	2,514,462
	Improvement Series 2019A-1, 5.000%, 10/01/44
2,000	Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue Bonds,	11/26 at 100.00	A–	2,157,780
	ACTS Retirement – Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/32
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences	6/22 at 102.00	N/R	117,820
	of Boca Raton Project, Series 2014A, 7.250%, 6/01/34
4,635	Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond	9/24 at 100.00	AA–	4,859,798
	Series 2014B, 5.000%, 9/01/43
10,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole	5/28 at 100.00	A–	11,008,799
	Electric Cooperatice, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health
	Systems of South Florida Obligated Group, Refunding Series 2017:
5,770	5.000%, 8/15/42	8/27 at 100.00	AA–	6,186,882
6,040	5.000%, 8/15/47	8/27 at 100.00	AA–	6,434,412
705	Southeast Overtown/Park West Community Redevelopement Agency, Florida, Tax Increment	3/24 at 100.00	BBB+	729,273
	Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30, 144A
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A–	1,554,870
	Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,	9/22 at 100.00	A+	708,127
	Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29
2,405	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A,	5/26 at 100.00	Aa2	2,408,391
	4.000%, 11/15/46
	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute,
	Series 2020B:
1,000	5.000%, 7/01/40	7/30 at 100.00	A2	1,092,780
1,845	4.000%, 7/01/45	7/30 at 100.00	A2	1,808,598
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	7/22 at 100.00	A2 (4)	14,697,222
	2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,	5/22 at 100.00	N/R	1
	Series 2007-3, 6.650%, 5/01/40 (7)
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	5/22 at 100.00	N/R	140,836
	Series 2015-2, 6.610%, 5/01/40 (8)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	5/22 at 100.00	N/R	2
	Series 2015-3, 6.610%, 5/01/40 (7)
750	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/29 at 100.00	A+	762,780
	Aeronautical University, Series 2020A, 4.000%, 10/15/38

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 6,510	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson	6/25 at 100.00	A–	$ 6,824,758
	University Inc. Project, Series 2015, 5.000%, 6/01/45
287,280	Total Florida			295,341,384
	Georgia – 2.3% (1.4% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium	7/25 at 100.00	A1	1,935,006
	Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	Aa2	5,349,500
	5.000%, 11/01/32
12,960	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/32 at 100.00	N/R	12,456,115
	Wellstar Health System, Inc. Project, Series 2022A, 4.000%, 4/01/52
8,875	Crisp County Hospital Authority, Georgia, Revenue Anticipation Certificates, Crisp	7/31 at 100.00	A1	8,724,125
	County Hospital Project, Series 2021, 4.000%, 7/01/46
1,040	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System	No Opt. Call	Baa2	1,094,392
	Inc., Series 1996, 5.500%, 8/15/26 – NPFG Insured
2,000	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health	4/27 at 100.00	A	2,139,700
	System, Inc Project, Series 2017A, 5.000%, 4/01/47
3,180	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series	7/28 at 100.00	A	3,384,061
	2019A, 5.000%, 1/01/63
3,500	Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/46	7/31 at 100.00	AA	3,445,785
	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A:
1,460	5.000%, 5/15/43	5/29 at 100.00	A3	1,535,409
5,000	5.000%, 5/15/49	No Opt. Call	A3	5,522,800
3,265	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third	7/26 at 100.00	AA+	3,511,377
	Indenture, Series 2015B, 5.000%, 7/01/41
10,260	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,	7/25 at 100.00	A	10,756,994
	Series 2015A, 5.000%, 7/01/60
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University,	10/26 at 100.00	AA	5,345,300
	Refunding Series 2016A, 5.000%, 10/01/46
3,290	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/31 at 100.00	Baa1	3,194,195
	Series 2021, 4.000%, 10/01/50
5,370	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	7/29 at 100.00	AA–	5,274,414
	Project, Series 2019A, 4.000%, 7/01/44
72,020	Total Georgia			73,669,173
	Guam – 0.8% (0.5% of Total Investments)
2,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,	11/25 at 100.00	BB	2,105,140
	5.000%, 11/15/34
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
60	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	62,508
65	6.375%, 10/01/43 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2 (4)	68,594
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A:
1,870	5.250%, 6/01/32	5/22 at 100.00	N/R	1,849,991
2,915	5.625%, 6/01/47	5/22 at 100.00	N/R	2,821,866
1,300	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	1,347,346
	Refunding Series 2014A, 5.000%, 7/01/35
3,250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A– (4)	3,370,347
	Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,
	Series 2016:
245	5.000%, 7/01/27	7/26 at 100.00	A–	263,931
1,240	5.000%, 1/01/46	7/26 at 100.00	A–	1,311,312

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Guam (continued)
$ 1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/30 at 100.00	A–	$ 1,081,590
	Series 2020A, 5.000%, 1/01/50
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/23	No Opt. Call	BB	1,036,720
2,000	5.000%, 12/01/33	12/26 at 100.00	BB	2,132,080
2,260	5.000%, 12/01/34	12/26 at 100.00	BB	2,407,239
1,175	5.000%, 12/01/46	12/26 at 100.00	BB	1,237,158
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
510	5.000%, 7/01/32 (AMT)	7/28 at 100.00	A	547,378
355	5.000%, 7/01/33 (AMT)	7/28 at 100.00	A	379,811
1,250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,267,575
	Guam Power Authority, Revenue Bonds, Series 2014A:
600	5.000%, 10/01/39	10/24 at 100.00	AA	627,546
575	5.000%, 10/01/44	10/24 at 100.00	AA	599,587
23,670	Total Guam			24,517,719
	Hawaii – 1.5% (0.9% of Total Investments)
13,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	AA–	13,411,580
	Health Obligated Group, Series 2013A, 5.500%, 7/01/43
6,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	3/27 at 100.00	A–	6,057,240
	Company, Inc. and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT)
11,205	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A+	11,543,055
10,000	Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%, 7/01/43 (AMT)	7/28 at 100.00	A+	10,560,000
5,000	Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35	5/27 at 100.00	AA+	5,228,900
45,205	Total Hawaii			46,800,775
	Idaho – 0.8% (0.5% of Total Investments)
5,000	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group,	12/27 at 100.00	AA–	5,370,800
	Series 2017A, 5.000%, 12/01/47
11,205	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group,	6/27 at 100.00	AA–	11,978,929
	Series 2017ID, 5.000%, 12/01/46
1,700	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project,	9/26 at 100.00	BB+	1,814,308
	Refunding Series 2016, 5.000%, 9/01/29
5,585	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project,	3/32 at 100.00	A	5,457,606
	Series 2021A, 4.000%, 3/01/46
	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water
	Rights Mitigation Series 2012A:
1,155	4.750%, 9/01/26	9/22 at 100.00	A3	1,167,162
310	5.000%, 9/01/32	9/22 at 100.00	A3	313,302
24,955	Total Idaho			26,102,107
	Illinois – 14.3% (8.7% of Total Investments)
6,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	6,531,240
	Series 2016, 6.000%, 4/01/46
9,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB	10,195,257
	Series 2016A, 7.000%, 12/01/44
2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	BB	2,654,304
	Series 2016B, 6.500%, 12/01/46
11,295	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	12,919,221
	Series 2017A, 7.000%, 12/01/46, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1998B-1:
$ 10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	Baa2	$ 9,303,595
7,140	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	Baa2	6,314,545
4,325	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	Baa2	3,231,813
4,235	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	Baa2	2,873,024
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1999A:
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	Baa2	9,529,500
8,845	5.500%, 12/01/26 – NPFG Insured	No Opt. Call	Baa2	9,461,054
	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport,
	Refunding Senior Lien Series 2018A:
5,450	5.000%, 1/01/48 (AMT)	1/29 at 100.00	A	5,688,546
10,285	5.000%, 1/01/53 (AMT)	1/29 at 100.00	A	10,691,463
2,245	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior	1/25 at 100.00	A	2,300,923
	Lien Series 2015C, 5.000%, 1/01/46 (AMT)
	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior
	Lien Series 2017D:
11,250	5.000%, 1/01/42 (AMT)	1/27 at 100.00	A	11,781,000
3,000	5.000%, 1/01/47 (AMT)	1/27 at 100.00	A	3,123,570
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
4,115	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	BBB+	2,679,359
29,600	0.000%, 1/01/38 – FGIC Insured	No Opt. Call	BBB+	15,073,800
11,675	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A,	1/27 at 100.00	BBB+	12,784,592
	6.000%, 1/01/38
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,000	5.000%, 1/01/40	1/29 at 100.00	BBB+	4,220,640
7,445	5.500%, 1/01/49 (UB)	1/29 at 100.00	BBB+	8,003,971
7,990	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System,	No Opt. Call	BBB+	8,169,375
	Series 1999, 5.500%, 1/01/23 – FGIC Insured
6,335	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A,	No Opt. Call	A	7,049,145
	5.500%, 1/01/30 – NPFG Insured
1,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 –	No Opt. Call	Baa2	1,666,770
	AMBAC Insured
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago	12/27 at 100.00	AA	4,792,095
	City Colleges, Series 2017, 5.000%, 12/01/47
3,000	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A,	11/26 at 100.00	A+	3,252,420
	5.000%, 11/15/31
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018:
500	5.000%, 11/15/34	11/26 at 100.00	A+	541,410
4,550	5.000%, 11/15/35	11/26 at 100.00	A+	4,922,827
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural
	History, Series 2002.RMKT:
5,000	4.450%, 11/01/36	11/25 at 102.00	A2	5,311,700
815	4.500%, 11/01/36	11/24 at 100.00	A	848,505
2,785	5.500%, 11/01/36	11/23 at 100.00	A	2,918,457
410	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools	12/25 at 100.00	N/R	432,452
	Belmont School Project, Series 2015A, 6.000%, 12/01/45, 144A
	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding
	Series 2015:
1,930	5.000%, 5/01/45 (UB)	5/25 at 100.00	N/R	2,060,372
12,025	5.000%, 5/01/45 (Pre-refunded 5/01/25) (UB)	5/25 at 100.00	AA (4)	12,927,115
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016,	3/26 at 100.00	AA–	2,043,800
	4.000%, 3/01/38

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,500	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network,	2/27 at 100.00	AA+	$ 2,696,325
	Series 2016C, 5.000%, 2/15/33
2,500	Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding Series 2021A,	8/31 at 100.00	BBB+	2,288,400
	4.000%, 8/01/46
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%,	9/22 at 100.00	AA+ (4)	5,042,078
	9/01/32 (Pre-refunded 9/01/22)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
4,750	5.000%, 9/01/39 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	5,028,872
6,000	5.000%, 9/01/42 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	6,352,260
10,745	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A	11,279,134
	5.000%, 11/15/45
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	429,832
390	6.000%, 7/01/43	7/23 at 100.00	A–	405,928
4,250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated	5/25 at 100.00	AA–	4,479,415
	Group, Series 2015B, 5.000%, 11/15/39
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	A3	591,489
3,745	5.000%, 8/15/44	8/25 at 100.00	A3	3,921,015
3,500	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series	8/31 at 100.00	AA–	2,779,525
	2021A, 3.000%, 8/15/48
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
330	5.000%, 10/01/46	10/25 at 100.00	AA+	349,958
2,670	5.000%, 10/01/46 (Pre-refunded 10/01/25) (UB)	10/25 at 100.00	N/R (4)	2,885,389
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series	5/22 at 100.00	Aa3	2,003,220
	2001, 5.950%, 2/20/36
1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014,	6/24 at 100.00	AA	1,893,757
	5.250%, 6/15/32 – AGM Insured
450	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/39	12/27 at 100.00	BBB	468,090
	Illinois State, General Obligation Bonds, February Series 2014:
5,705	5.250%, 2/01/33	2/24 at 100.00	BBB	5,855,897
5,815	5.250%, 2/01/34	2/24 at 100.00	BBB	5,968,342
2,000	5.000%, 2/01/39	2/24 at 100.00	BBB	2,033,580
	Illinois State, General Obligation Bonds, January Series 2016:
3,500	5.000%, 1/01/29	1/26 at 100.00	BBB	3,675,315
8,250	5.000%, 1/01/32	1/26 at 100.00	BBB	8,583,795
4,200	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/27	6/26 at 100.00	BBB	4,471,446
1,025	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/34	5/22 at 100.00	BBB	1,027,460
	Illinois State, General Obligation Bonds, May Series 2020:
1,635	5.500%, 5/01/30	No Opt. Call	BBB	1,824,415
5,305	5.500%, 5/01/39	5/30 at 100.00	BBB	5,775,235
3,000	5.750%, 5/01/45	5/30 at 100.00	BBB	3,291,810
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/37	11/26 at 100.00	BBB	1,552,845
3,510	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB	3,771,460
2,375	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB	2,396,423
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	BBB	2,567,075
1,520	5.500%, 7/01/38	7/23 at 100.00	BBB	1,563,715
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	1,414,725
	5.000%, 1/01/38
4,685	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	4,945,673
	5.000%, 1/01/40

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 4,435	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	$ 4,718,485
	5.000%, 1/01/40
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A:
7,770	4.000%, 1/01/46	1/32 at 100.00	N/R	7,732,704
10,000	5.000%, 1/01/46	1/32 at 100.00	N/R	11,140,800
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust
	2015-XF0052:
1,875	16.410%, 1/01/38, 144A (IF)	1/23 at 100.00	AA–	1,981,106
1,815	16.425%, 1/01/38, 144A (IF)	1/23 at 100.00	AA–	1,917,820
625	Macon and DeWitt Counties Community Unit School District 2 Maroa-Forsyth, Illinois,	12/30 at 100.00	N/R	646,844
	General Obligation Bonds, Series 2021, 4.000%, 12/01/41 – AGM Insured
2,500	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate	1/27 at 100.00	AA	2,563,250
	Revenue Source Refunding School Series 2020C, 4.000%, 1/01/40 – AGM Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General	No Opt. Call	Aa2	8,853,120
	Obligation Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
1,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BBB+	1,941,616
	Bonds, Refunding Series 2015B, 5.000%, 6/15/52
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BBB+	1,043,930
	Bonds, Series 2015A, 5.500%, 6/15/53
4,780	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/27 at 100.00	BBB+	4,935,111
	Bonds, Series 2017A, 5.000%, 6/15/57
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	Baa2	12,054,000
23,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	Baa2	22,377,626
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	Baa2	9,841,885
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 2002A:
155	0.000%, 12/15/23 (ETM)	No Opt. Call	N/R (4)	148,926
6,610	0.000%, 12/15/23	No Opt. Call	BBB+	6,274,278
5,000	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BBB+	2,887,550
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB+	603,603
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BBB+	1,538,285
1,890	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA (4)	2,074,256
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
2,130	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021,	4/31 at 100.00	AA	2,104,440
	4.000%, 10/01/40 – BAM Insured
1,240	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA+	1,259,108
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	2,363,817
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A	2,381,895
3,505	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,670,541
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
1,580	6.000%, 10/01/32	10/23 at 100.00	A–	1,649,710
9,625	6.250%, 10/01/38	10/23 at 100.00	A–	10,102,111
2,845	6.000%, 10/01/42	10/23 at 100.00	A–	2,973,964
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	4,852,846
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
466,915	Total Illinois			456,545,385
	Indiana – 1.7% (1.0% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown	No Opt. Call	AA+	6,094,283
	Point Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 1,480	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds,	6/30 at 100.00	N/R	$ 1,388,033
	Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%,
	6/01/55, 144A
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project,	5/23 at 100.00	A (4)	2,947,884
	Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation	12/29 at 100.00	AA	9,615,800
	Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
7,480	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation	6/25 at 100.00	AA	7,984,077
	Group, Refunding 2015A, 5.000%, 12/01/40
	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
3,015	5.000%, 7/01/44 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	A– (4)	3,098,938
1,420	5.000%, 7/01/48 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	A– (4)	1,459,533
1,500	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	A– (4)	1,541,760
	Project, Series 2013B, 5.000%, 7/01/40 (Pre-refunded 7/01/23) (AMT)
5,115	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/26 at 100.00	AA	5,564,608
	First Lien Green Series 2016A, 5.000%, 10/01/41
1,650	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/31 at 100.00	AA–	1,737,879
	Refunding First Lien Series 2021-1, 4.000%, 10/01/38
4,500	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/22 at 100.00	AA	4,516,380
	Series 2012A, 4.000%, 10/01/42
4,375	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series	7/26 at 100.00	A+	4,649,488
	2016A, 5.000%, 1/01/42
3,985	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series	1/24 at 100.00	N/R	4,182,178
	2013, 7.000%, 1/01/44 (AMT)
53,565	Total Indiana			54,780,841
	Iowa – 0.5% (0.3% of Total Investments)
2,550	Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement	9/28 at 102.00	N/R	2,205,265
	Community Project, Refunding Series 2021, 5.000%, 9/01/41
1,505	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc.	8/22 at 100.00	BBB–	1,511,652
	Project, Series 2012, 4.750%, 8/01/42
7,035	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/29 at 103.00	N/R	7,138,485
	Company Project, Refunding Series 2022, 5.000%, 12/01/50 (WI/DD, Settling 7/17/22)
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	BB–	1,409,093
	Company Project, Series 2013, 5.250%, 12/01/25
1,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 105.00	BB–	2,118,435
	Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)
5,290	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2	6/31 at 25.58	N/R	609,408
	Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65
790	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1	6/31 at 100.00	BBB+	727,337
	Series 2021A-2, 4.000%, 6/01/49
20,495	Total Iowa			15,719,675
	Kansas – 0.1% (0.1% of Total Investments)
3,965	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A,	7/28 at 100.00	A	4,326,806
	5.000%, 7/01/48
	Kentucky – 0.7% (0.4% of Total Investments)
2,730	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	2,874,363
	Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown
	Crossing Project, Convertible Capital Appreciation First Tier Series 2013C:
4,790	0.000%, 7/01/43 (8)	7/31 at 100.00	Baa2	5,248,738
3,655	0.000%, 7/01/46 (8)	7/31 at 100.00	Baa2	4,016,041

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown
	Crossing Project, First Tier Series 2013A:
$ 8,360	5.750%, 7/01/49 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	$ 8,703,178
585	6.000%, 7/01/53 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	610,547
20,120	Total Kentucky			21,452,867
	Louisiana – 3.4% (2.0% of Total Investments)
4,405	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala	7/23 at 100.00	N/R	4,467,110
	Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B,	2/25 at 100.00	AA– (4)	2,846,327
	5.000%, 2/01/39 (Pre-refunded 2/01/25)
3,130	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue	12/27 at 100.00	AA	3,455,457
	Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured
	Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds, Series 2018:
1,500	4.000%, 4/01/40	4/27 at 100.00	AA+	1,560,945
4,685	4.000%, 4/01/43	4/27 at 100.00	AA+	4,855,862
5,200	Louisiana Local Government Environmental Facilities and Community Development Authority,	2/24 at 100.00	A+ (4)	5,439,460
	Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien
	Series 2014A, 5.000%, 2/01/44 (Pre-refunded 2/01/24)
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation
	Project, Refunding Series 2017:
5,000	5.000%, 5/15/42	5/27 at 100.00	A	5,403,400
1,090	5.000%, 5/15/46	5/27 at 100.00	A	1,176,895
11,700	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation	5/30 at 100.00	A	11,255,400
	Project, Series 2020A, 4.000%, 5/15/49
7,445	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	7,600,005
	(US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A
1,265	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette	11/25 at 100.00	N/R (4)	1,374,170
	General Medical Center Project, Series 2016A, 5.000%, 11/01/45 (Pre-refunded 11/01/25)
3,570	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s	6/30 at 100.00	A+	3,495,637
	Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
1,830	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/26 at 100.00	A	1,834,209
	Refunding Series 2016, 4.000%, 5/15/35
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series	7/23 at 100.00	A2	340,339
	2013A, 5.000%, 7/01/36
14,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2015A, 4.000%,	5/25 at 100.00	Aa2 (4)	14,565,600
	5/01/41 (Pre-refunded 5/01/25)
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal
	Project, Series 2015B:
6,235	5.000%, 1/01/40 (AMT)	1/25 at 100.00	A2	6,417,062
6,895	5.000%, 1/01/45 (AMT)	1/25 at 100.00	A2	7,071,788
7,800	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/27 at 100.00	A2	8,088,678
	Project, Series 2017B, 5.000%, 1/01/48 (AMT)
1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%,	12/22 at 100.00	AA	1,015,450
	12/01/28 – AGM Insured
5,350	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%,	6/24 at 100.00	A (4)	5,638,846
	6/01/44 (Pre-refunded 6/01/24)
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/24 at 100.00	A– (4)	1,278,792
	(Pre-refunded 12/01/24)
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project,	No Opt. Call	BBB	485,761
	Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)
5,655	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015,	12/25 at 100.00	A–	6,058,993
	5.000%, 12/01/40

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 1,650	Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds, Series 2021,	12/31 at 100.00	N/R	$ 1,661,336
	4.000%, 12/01/51 – BAM Insured
104,085	Total Louisiana			107,387,522
	Maine – 0.6% (0.3% of Total Investments)
2,775	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	BBB (4)	2,865,187
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33 (Pre-refunded 7/01/23)
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine
	Medical Center Obligated Group Issue, Series 2016A:
3,820	4.000%, 7/01/41	7/26 at 100.00	BBB	3,762,471
2,800	4.000%, 7/01/46	7/26 at 100.00	BBB	2,690,128
3,245	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth	7/28 at 100.00	A+	3,564,276
	Issue, Series 2018A, 5.000%, 7/01/43
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College,	7/23 at 100.00	A+	2,054,280
	Series 2013, 5.000%, 7/01/43
1,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A,	7/31 at 100.00	AA	988,980
	4.000%, 7/01/50 – AGM Insured
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	7/24 at 100.00	A+	1,352,436
1,020	5.000%, 7/01/34	7/24 at 100.00	A+	1,068,705
17,950	Total Maine			18,346,463
	Maryland – 11.5% (7.0% of Total Investments)
1,855	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview	5/22 at 100.00	AA+	1,857,671
	Gardens Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory Put 1/01/27)
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General	10/29 at 100.00	AAA	1,128,940
	Improvement, Series 2019, 5.000%, 10/01/44
1,200	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages of	7/23 at 100.00	AA	1,232,568
	Dorchester & Farmington Village Projects, Series 2013, 5.000%, 7/01/32
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,000	3.625%, 1/01/37	1/26 at 100.00	A	1,010,370
2,220	5.000%, 1/01/37	1/26 at 100.00	A	2,355,265
2,500	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2020,	1/27 at 103.00	A	2,558,625
	4.000%, 1/01/50
635	Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc Facility, Series 2020,	1/27 at 103.00	A	651,173
	4.000%, 1/01/50
9,215	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017,	9/27 at 100.00	CCC	8,760,608
	5.000%, 9/01/42
2,480	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2013B,	1/24 at 100.00	Aa2 (4)	2,585,797
	5.000%, 7/01/38 (Pre-refunded 1/01/24)
1,000	Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	Aa2	1,091,100
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	AA	2,182,200
5,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate Series 2014C,	1/25 at 100.00	AA–	5,218,100
	5.000%, 7/01/44
	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate Series 2017A:
2,000	5.000%, 7/01/46	1/27 at 100.00	AA–	2,136,640
2,000	5.000%, 7/01/46	1/27 at 100.00	AA–	2,136,640
	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A:
175	5.000%, 7/01/24 – FGIC Insured	No Opt. Call	Aa2	175,742
1,620	5.000%, 7/01/24 – FGIC Insured (ETM)	No Opt. Call	Aa2 (4)	1,672,747
2,340	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%,	8/21 at 100.00	AA (4)	2,511,124
	7/01/28 – FGIC Insured (ETM)
2,500	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2014A,	1/25 at 100.00	Aa3	2,609,050
	5.000%, 7/01/44

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 6,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%,	1/27 at 100.00	AA–	$ 6,449,400
	7/01/41 (UB)
1,450	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series	6/26 at 100.00	N/R	1,467,313
	2017A, 5.500%, 6/01/43
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing,
	Series 2015:
525	5.000%, 6/15/30	6/24 at 100.00	BBB+	544,698
425	5.000%, 6/15/33	6/24 at 100.00	BBB+	439,918
	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project,
	Series 2017A:
1,270	4.500%, 9/01/33	9/27 at 100.00	N/R	1,283,716
240	5.000%, 9/01/38	9/27 at 100.00	N/R	247,102
	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
1,895	5.000%, 6/01/36	6/26 at 100.00	N/R	1,939,078
250	5.125%, 6/01/43	6/26 at 100.00	N/R	253,983
2,000	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series	6/29 at 100.00	N/R	1,702,240
	2019A, 3.625%, 6/01/46, 144A
350	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series	6/23 at 100.00	N/R	301,375
	2019B, 3.875%, 6/01/46, 144A
	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing
	Special Taxing District, Refunding Series 2019:
450	4.000%, 7/01/29	1/29 at 100.00	N/R	452,070
739	5.000%, 7/01/36	1/29 at 100.00	N/R	767,341
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s
	University Inc., Series 2017A:
3,000	5.000%, 9/01/37, 144A	9/27 at 100.00	BB+	3,070,170
1,750	5.000%, 9/01/45, 144A	9/27 at 100.00	BB+	1,766,152
414	Frederick County, Maryland, Special Obligation Bonds, Lake Linganore Village Community	5/22 at 100.00	AA	414,977
	Development Series 2001A, 5.700%, 7/01/29 – RAAI Insured
	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development
	Authority, Refunding Series 2020A:
1,020	4.000%, 7/01/38	7/30 at 100.00	A–	1,046,000
500	4.000%, 7/01/39	7/30 at 100.00	A–	510,105
370	Frederick County, Maryland, Tax Increment and Special Tax B Limited Obligation Bonds,	7/29 at 100.00	N/R	333,755
	Oakdale-Lake Linganore Project, Series 2019, 3.750%, 7/01/39
120	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds,	7/30 at 102.00	N/R	122,578
	Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A
3,000	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated	1/24 at 104.00	BBB	3,181,590
	Group Project, Refunding Series 2018A, 5.000%, 1/01/36
	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons
	Apartments, Series 2014A:
1,500	4.000%, 6/01/34	6/24 at 100.00	A+	1,528,185
1,550	5.000%, 6/01/44	6/24 at 100.00	A+	1,602,669
1,860	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments,	6/26 at 100.00	A+	1,880,088
	Series 2016, 4.000%, 6/01/46
	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills
	Project, Series 2013:
2,000	4.625%, 10/01/28	10/23 at 100.00	A+	2,040,100
3,000	5.000%, 10/01/28	10/23 at 100.00	A+	3,077,640
1,000	Howard County Housing Commission, Maryland, Revenue Bonds, Woodfield Oxford Square	12/27 at 100.00	A+	1,060,700
	Apartments, Series 2017, 5.000%, 12/01/42
1,290	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding	4/27 at 100.00	N/R	1,142,140
	Series 2016, 5.000%, 4/01/46

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 1,710	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House,	4/27 at 100.00	N/R	$ 1,608,511
	Refunding Series 2017, 5.000%, 4/01/36
1,420	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center	2/24 at 100.00	N/R	1,432,695
	Project, Series 2014, 6.100%, 2/15/44
	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project,
	Series 2017A:
1,500	4.125%, 2/15/34, 144A	2/26 at 100.00	N/R	1,456,920
1,550	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	1,507,654
850	4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	807,322
	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016:
2,125	5.000%, 7/01/31	7/25 at 100.00	N/R	2,124,936
1,640	5.000%, 7/01/34	7/25 at 100.00	N/R	1,610,103
1,220	Maryland Community Development Administration Department of Housing and Community	7/29 at 100.00	AA+	965,044
	Development, Housing Revenue Bonds, Series 2000A, 2.800%, 7/01/45
1,195	Maryland Community Development Administration Department of Housing and Community	1/24 at 100.00	AA+	1,204,464
	Development, Housing Revenue Bonds, Series 2014D, 3.900%, 7/01/40
680	Maryland Community Development Administration Department of Housing and Community	1/27 at 100.00	AA+	663,496
	Development, Housing Revenue Bonds, Series 2017C, 3.550%, 7/01/42
700	Maryland Community Development Administration Department of Housing and Community	1/30 at 100.00	AA+	499,156
	Development, Housing Revenue Bonds, Series 2020E, 2.350%, 7/01/45
1,445	Maryland Community Development Administration Department of Housing and Community	3/29 at 100.00	Aa1	1,279,042
	Development, Residential Revenue Bonds, Series 2019C, 3.000%, 3/01/42
2,000	Maryland Community Development Administration Department of Housing and Community	9/29 at 100.00	Aa1	1,546,560
	Development, Residential Revenue Bonds, Series 2020D, 2.100%, 9/01/40
2,570	Maryland Community Development Administration Department of Housing and Community	3/30 at 100.00	Aa1	1,802,983
	Development, Residential Revenue Bonds, Series 2021A, 2.000%, 9/01/43
2,000	Maryland Community Development Administration Department of Housing and Community	7/29 at 100.00	AA+	1,771,380
	Development, Residential Revenue Bonds, Taxable Series 2019D, 3.350%, 7/01/49
1,000	Maryland Community Development Administration, Department of Housing and Community	12/24 at 100.00	Aaa	1,008,360
	Development, Multifamily Development Revenue Bonds, Marlborough Apartments,
	Series 2014I, 3.450%, 12/15/31
1,150	Maryland Community Development Administration, Local Government Infrastructure Bonds,	6/30 at 100.00	Aa2	1,171,194
	Senior Obligation Series 2020A-1, 4.000%, 6/01/40
720	Maryland Community Development Administration, Local Government Infrastructure Bonds,	6/29 at 100.00	Aa3	708,574
	Subordinate Obligation Series 2019B-2, 4.000%, 6/01/49
600	Maryland Economic Development Corporation Economic Development Revenue Bonds,	6/29 at 100.00	Baa3	638,652
	Terminal Project, Series 2019A, 5.000%, 6/01/49 (AMT)
	Maryland Economic Development Corporation Economic Development Revenue Bonds,
	Transportation Facilities Project, Refunding Series 2017A:
1,000	5.000%, 6/01/31	6/28 at 100.00	Baa3	1,095,880
1,125	5.000%, 6/01/32	6/28 at 100.00	Baa3	1,230,367
3,360	5.000%, 6/01/35	6/28 at 100.00	Baa3	3,659,040
1,500	Maryland Economic Development Corporation, Air Cargo Obligated Group Revenue Bonds,	7/29 at 100.00	BBB	1,518,300
	AFCO Airport Real Estate Group, Series 2019, 4.000%, 7/01/44 (AMT)
	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore
	City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C:
1,250	4.000%, 6/01/48	6/28 at 100.00	BB–	961,838
1,080	4.000%, 6/01/58	6/28 at 100.00	BB–	786,110
3,725	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds, Baltimore	6/28 at 100.00	BB	3,540,165
	City Project, Senior Parking Facilities Revenue Bonds, Series 2018A, 5.000%, 6/01/58
5,810	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine	5/22 at 100.00	BB–	5,822,782
	Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt	5/22 at 100.00	N/R	1,200,000
	Conference Center, Series 2006A, 2.500%, 12/01/31 (7)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson
	University Project, Refunding Series 2017:
$ 1,100	5.000%, 7/01/36	7/27 at 100.00	BB+	$ 1,117,413
470	5.000%, 7/01/37	5/22 at 100.00	BB+	470,212
	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings
	Mills Project, Series 2017:
585	4.375%, 7/01/36	1/27 at 100.00	N/R	584,234
355	4.500%, 7/01/44	1/27 at 100.00	N/R	350,648
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury
	University Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	509,125
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	506,260
1,510	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard	7/22 at 100.00	BBB–	1,513,216
	Pratt University Village, Series 2012, 5.000%, 7/01/33
495	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of	7/25 at 100.00	BB+	506,430
	Maryland – Baltimore Project, Refunding Senior Lien Series 2015, 5.000%, 7/01/39
1,110	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of	5/22 at 100.00	AA	1,110,511
	Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of
	Maryland, College Park Project, Refunding Series 2016:
875	5.000%, 6/01/30 – AGM Insured	6/26 at 100.00	AA	949,034
240	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	260,417
2,405	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	AA	2,599,973
780	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	837,408
865	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Stevenson	6/31 at 100.00	BBB–	838,669
	University, Series 2021A, 4.000%, 6/01/41
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue
	Bonds, Meritus Medical Center, Series 2015:
990	4.000%, 7/01/32	7/25 at 100.00	A–	1,019,621
2,470	4.250%, 7/01/35	7/25 at 100.00	A–	2,564,700
1,740	5.000%, 7/01/45	7/25 at 100.00	A–	1,833,751
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue
	Bonds, Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	5/22 at 100.00	N/R	1,309,828
1,000	5.000%, 7/01/34 – AMBAC Insured	5/22 at 100.00	N/R	1,007,550
330	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue	5/22 at 100.00	N/R	332,495
	Bonds, Johns Hopkins Medical Institutions, Series 1996, 5.500%, 7/01/26 – AMBAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors
	Community Hospital, Series 2017B:
250	5.000%, 7/01/34	7/27 at 100.00	Baa3	262,725
4,820	5.000%, 7/01/38	7/27 at 100.00	Baa3	5,048,082
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy
	Medical Center, Series 2016A:
90	5.000%, 7/01/36	7/26 at 100.00	BBB+	95,700
1,450	5.000%, 7/01/38	7/26 at 100.00	BBB+	1,539,494
600	4.000%, 7/01/42	7/26 at 100.00	BBB+	601,296
1,540	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/32 at 100.00	Baa3	1,656,316
	Healthcare Inc., Series 2021, 5.000%, 1/01/36
4,020	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/27 at 100.00	Baa3	4,332,073
	Healthcare, Series 2016A, 5.500%, 1/01/46
1,355	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/22 at 100.00	A (4)	1,362,981
	Health System Issue, Series 2012, 5.000%, 7/01/24 (Pre-refunded 7/01/22)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert	7/23 at 100.00	A3 (4)	2,066,160
	Health System Issue, Refunding Series 2013, 5.000%, 7/01/38 (Pre-refunded 7/01/23)

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll
	Hospital Center, Series 2012A:
$ 1,000	4.000%, 7/01/30 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	$ 1,004,370
1,775	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	1,785,597
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown
	Community Issue, Series 2016A:
2,125	5.000%, 1/01/36	7/26 at 100.00	A–	2,284,226
4,090	5.000%, 1/01/45	7/26 at 100.00	A–	4,352,701
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick
	Health System Issue; Series 2020:
1,000	3.250%, 7/01/39	7/30 at 100.00	A–	898,640
100	4.000%, 7/01/40	7/30 at 100.00	A–	99,571
280	4.000%, 7/01/45	7/30 at 100.00	A–	274,884
1,240	4.000%, 7/01/50	7/30 at 100.00	A–	1,202,044
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick	7/22 at 100.00	A– (4)	4,354,638
	Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32 (Pre-refunded 7/01/22)
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher	7/22 at 100.00	BBB+	702,800
	College, Series 2012A, 5.000%, 7/01/34
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher
	College, Series 2017A:
1,100	5.000%, 7/01/37	7/27 at 100.00	BBB+	1,172,908
1,200	5.000%, 7/01/44	7/27 at 100.00	BBB+	1,268,400
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street
	Academy, Series 2017A:
265	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	267,311
500	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	499,265
2,405	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix	8/21 at 100.00	N/R (4)	2,564,572
	Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns	5/25 at 100.00	Aa2	2,479,900
	Hopkins Health System Issue, Series 2015A, 4.000%, 5/15/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns
	Hopkins University, Series 2012A:
1,145	5.000%, 7/01/30 (Pre-refunded 7/01/22)	7/22 at 100.00	AA (4)	1,151,927
1,050	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	AA (4)	1,056,353
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns
	Hopkins University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	515,025
4,375	4.250%, 7/01/41	7/23 at 100.00	AA+	4,409,125
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge	7/26 at 100.00	A+	2,115,120
	Health Issue, Series 2016, 5.000%, 7/01/47
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge
	Health Issue, Series 2017:
1,000	5.000%, 7/01/33	7/27 at 100.00	A+	1,085,980
2,500	4.000%, 7/01/42	7/27 at 100.00	A+	2,507,750
1,000	5.000%, 7/01/44	7/27 at 100.00	A+	1,071,220
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge
	Health System, Series 2015:
1,500	4.000%, 7/01/35 (Pre-refunded 7/01/25)	7/25 at 100.00	A+ (4)	1,568,130
1,125	5.000%, 7/01/40 (Pre-refunded 7/01/25)	7/25 at 100.00	A+ (4)	1,210,072
2,975	4.125%, 7/01/47	7/25 at 100.00	A+	2,930,970
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola	10/22 at 100.00	A (4)	1,268,087
	University Maryland, Series 2012A, 5.000%, 10/01/39 (Pre-refunded 10/01/22)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola
	University Maryland, Series 2014:
1,000	4.000%, 10/01/45	10/24 at 100.00	A	1,027,460
1,250	5.000%, 10/01/45	10/24 at 100.00	A	1,307,312

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 1,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola	10/29 at 100.00	A	$ 1,332,742
	University Maryland, Series 2019A, 5.000%, 10/01/49
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland
	Institute College of Art, Series 2012:
1,500	5.000%, 6/01/34	6/22 at 100.00	Baa1	1,502,910
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	3,005,070
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland
	Institute College of Art, Series 2016:
175	5.000%, 6/01/36	6/26 at 100.00	Baa1	185,547
2,500	4.000%, 6/01/42	6/26 at 100.00	Baa1	2,524,125
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland
	Institute College of Art, Series 2017:
525	5.000%, 6/01/35	6/26 at 100.00	Baa1	557,172
1,000	5.000%, 6/01/42	6/26 at 100.00	Baa1	1,052,940
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar	2/25 at 100.00	A	2,650,725
	Health Issue, Series 2015, 5.000%, 8/15/38
6,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar	5/27 at 100.00	A	6,609,960
	Health Issue, Series 2017A, 5.000%, 5/15/42
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy	7/22 at 100.00	BBB+	2,862,255
	Medical Center, Series 2011, 5.000%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula
	Regional Medical Center Issue, Refunding Series 2015:
2,790	5.000%, 7/01/39 (Pre-refunded 7/01/24)	7/24 at 100.00	A (4)	2,937,061
5,500	5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A (4)	5,789,905
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity
	Health Credit Group, Series 2017MD:
1,000	5.000%, 12/01/46 (UB) (5)	6/27 at 100.00	AA–	1,076,300
3,260	5.000%, 12/01/46 (UB) (5)	6/27 at 100.00	AA–	3,508,738
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University
	of Maryland Medical System Issue, Series 2013A:
4,665	4.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	4,685,759
11,500	5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	11,569,575
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	7/25 at 100.00	A	1,061,210
	of Maryland Medical System Issue, Series 2015, 5.000%, 7/01/35
5,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	7/27 at 100.00	A	6,008,530
	of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	1/28 at 100.00	A	1,949,880
	of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	4/30 at 100.00	A	2,448,075
	of Pittsburgh Medical Center, Series 2020B, 4.000%, 4/15/50
12,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western	7/24 at 100.00	N/R (4)	12,972,995
	Maryland Health, Series 2014, 5.250%, 7/01/34 (Pre-refunded 7/01/24)
2,000	Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series 2022A,	6/32 at 100.00	N/R	1,977,840
	4.000%, 6/01/47
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction &
	Revitalization Program, Series 2016:
4,395	5.000%, 5/01/33	5/26 at 100.00	AA	4,769,102
3,650	5.000%, 5/01/35 (Pre-refunded 5/01/26)	5/26 at 100.00	AA (4)	3,997,589
5,100	5.000%, 5/01/46 (Pre-refunded 5/01/26) (UB) (5)	5/26 at 100.00	AA (4)	5,585,673
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction &
	Revitalization Program, Series 2018A:
2,000	5.000%, 5/01/35	5/28 at 100.00	AA	2,220,660
2,000	5.000%, 5/01/36 (UB) (5)	5/28 at 100.00	AA	2,218,860
6,250	5.000%, 5/01/42 (5)	5/28 at 100.00	AA	6,862,062

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 3,000	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects,	7/30 at 100.00	Aa2	$ 3,060,630
	Series 2020, 4.000%, 7/01/39
1,250	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects,	7/31 at 100.00	Aa2	1,395,675
	Series 2021A, 5.000%, 7/01/46
1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing	7/24 at 100.00	Aaa	1,506,570
	Development Bonds, Series 2014A, 3.875%, 7/01/39
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
6,000	4.000%, 12/01/44	6/25 at 100.00	AA–	5,918,100
2,000	5.000%, 12/01/44 (5)	6/25 at 100.00	AA–	2,110,540
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees	7/22 at 100.00	A+ (4)	628,731
	and Auxiliary Facilities, Refunding Series 2012, 5.000%, 7/01/29 (Pre-refunded 7/01/22)
320	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds,	1/26 at 100.00	N/R	329,021
	Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A
4,500	Prince George’s County, Maryland, Certificates of Participation, University of Maryland	10/28 at 100.00	AA+	5,005,845
	Capital Region Medical Center, Series 2018, 5.000%, 10/01/43 (UB) (5)
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement
	Bonds, Series 2014A:
3,000	4.000%, 9/01/30	9/24 at 100.00	AAA	3,084,420
3,000	4.000%, 9/01/31	9/24 at 100.00	AAA	3,071,250
1,050	Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care	4/27 at 100.00	N/R	1,015,455
	Community Inc., Series 2017, 5.250%, 4/01/37
5,147	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project,	5/22 at 100.00	N/R	5,181,485
	Series 2005, 5.200%, 7/01/34
	Prince George’s County, Maryland, Special Obligation Bonds, Westphalia Town Center
	Project, Series 2018:
1,300	5.125%, 7/01/39, 144A	7/28 at 100.00	N/R	1,320,826
2,200	5.250%, 7/01/48, 144A	7/28 at 100.00	N/R	2,233,704
2,099	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project,	5/22 at 100.00	N/R	2,103,534
	Series 2005, 5.250%, 7/01/35
1,340	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside	11/24 at 103.00	B–	1,356,670
	King Farm Project, Refunding Series 2017, 5.000%, 11/01/35
795	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside	11/24 at 103.00	B–	811,441
	King Farm Project, Refunding Series 2017A-2, 5.000%, 11/01/31
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside
	King Farm Project, Series 2017A-1:
1,070	5.000%, 11/01/28	11/24 at 103.00	B–	1,106,829
1,000	5.000%, 11/01/37	11/24 at 103.00	B–	1,009,550
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
500	5.000%, 11/01/42	11/24 at 103.00	B–	500,710
1,000	5.000%, 11/01/47	11/24 at 103.00	B–	988,630
	Washington County County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social
	Ministries Project, Series 2019B:
1,000	5.000%, 1/01/29	No Opt. Call	BBB+	1,109,070
500	5.000%, 1/01/32	1/29 at 100.00	BBB+	546,680
2,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties,	6/26 at 100.00	AAA	2,176,620
	Maryland, General Obligation Bonds, Consolidated Public Improvement, Second
	Series 2016, 5.000%, 6/01/35
2,500	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	2,696,025
	General Obligation Bonds, Consolidated Public Improvement, Series 2017, 5.000%, 6/15/25
2,500	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties,	6/28 at 100.00	AAA	2,580,275
	Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2018,
	4.000%, 6/01/39
358,479	Total Maryland			366,515,197

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.0% (0.6% of Total Investments)
$ 5,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series	7/31 at 100.00	AA	$ 4,904,400
	2021A-1, 4.000%, 7/01/51
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	5/22 at 100.00	N/R	273,000
	Project, Series 2007A, 0.000%, 10/15/37 (7)
815	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	5/22 at 100.00	N/R	326,000
	Project, Series 2010, 0.000%, 10/15/37 (7)
	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A:
275	5.000%, 6/01/39	6/29 at 100.00	BBB	300,652
270	4.000%, 6/01/49	6/29 at 100.00	BBB	267,462
825	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/25 at 100.00	BBB	860,351
	Green Bonds, Series 2015D, 5.000%, 7/01/44
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series	10/26 at 100.00	AA–	3,786,545
	2016BB-1, 5.000%, 10/01/46
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender
	Option Bond Trust 2016-XG0070:
930	16.847%, 10/01/48, 144A (IF) (5)	10/23 at 100.00	AA–	1,050,547
505	16.944%, 10/01/48, 144A (IF) (5)	10/23 at 100.00	AA–	570,539
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	BBB+	3,255,808
	4.500%, 1/01/45
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series	1/23 at 100.00	BBB	1,246,108
	2013A, 5.125%, 1/01/25
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A	2,367,896
	5.000%, 11/01/43
1,500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care,	7/26 at 100.00	A–	1,526,190
	Series 2016I, 4.000%, 7/01/41
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University,
	Series 2015:
1,145	5.000%, 9/01/40	9/25 at 100.00	BBB	1,200,166
1,280	5.000%, 9/01/45	9/25 at 100.00	BBB	1,335,539
5,930	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	AAA (4)	6,111,221
	Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior	No Opt. Call	A+	1,055,802
	Series 1997A, 0.000%, 1/01/24 – NPFG Insured
30,445	Total Massachusetts			30,438,226
	Michigan – 3.3% (2.0% of Total Investments)
3,535	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	AA– (4)	3,557,836
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)
1,000	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 –	3/28 at 100.00	AA	1,027,550
	AGM Insured
6,910	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation	5/30 at 100.00	AA	6,727,922
	Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/47
2,000	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2021A,	7/31 at 100.00	AA–	2,234,480
	5.000%, 7/01/51
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of
	Wayne, Second Lien Refunding Series 2020:
11,000	4.000%, 11/01/50	11/30 at 100.00	AA	10,697,390
5,375	4.000%, 11/01/55	11/30 at 100.00	AA	5,248,688
10,005	4.000%, 11/01/55	11/30 at 100.00	Aa3	9,681,638
5,000	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding	8/29 at 100.00	AA–	4,898,950
	Series 2019A, 4.000%, 2/15/47
1,500	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series	11/22 at 100.00	A	1,520,205
	2012, 5.000%, 11/15/42

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA	$ 423,124
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/37 – AGM Insured
2,690	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA	2,814,977
	Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/32 –
	AGM Insured
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A+	1,044,960
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 –
	NPFG Insured
1,105	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,	12/29 at 100.00	AA–	1,080,138
	Refunding Series 2019A-MI, 4.000%, 12/01/49
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI:
2,500	5.000%, 12/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	AA– (4)	2,507,475
3,670	5.000%, 12/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	AA– (4)	3,680,973
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012,	10/22 at 100.00	AAA	2,028,940
	5.000%, 10/01/31 (Pre-refunded 10/01/22)
4,435	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco	12/30 at 100.00	BBB	4,737,600
	Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40
5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit	11/26 at 100.00	AA+	4,866,600
	Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/25 at 100.00	Aa2	10,726,000
	2015-I, 5.000%, 4/15/34
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	6/22 at 100.00	AA– (4)	5,215,340
	Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)
8,390	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series 2021A,	11/31 at 100.00	AA+	8,630,457
	4.000%, 11/15/46
3,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne	12/22 at 100.00	A1	3,038,190
	County Airport, Series 2012A, 5.000%, 12/01/37
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne
	County Airport, Series 2015D:
1,325	5.000%, 12/01/40	12/25 at 100.00	A1	1,399,770
1,200	5.000%, 12/01/45	12/25 at 100.00	A1	1,265,640
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne
	County Airport, Series 2017B:
1,350	5.000%, 12/01/42 (AMT)	12/27 at 100.00	A1	1,426,383
3,140	5.000%, 12/01/47 (AMT)	12/27 at 100.00	A1	3,295,367
1,120	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/36	11/25 at 100.00	Aa3	1,204,997
103,855	Total Michigan			104,981,590
	Minnesota – 1.9% (1.1% of Total Investments)
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory	8/26 at 100.00	BB+	283,740
	Academy, Refunding Series 2016A, 4.000%, 8/01/36
2,000	Brainerd Independent School District 181, Crow Wing County, Minnesota, General	2/27 at 100.00	AAA	2,073,220
	Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
150	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin	1/30 at 100.00	AA	137,964
	Cities Transmission Project, Refunding Series 2021, 3.000%, 1/01/38 – AGM Insured
500	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project,	7/25 at 100.00	BB+	457,740
	Series 2016A, 4.000%, 7/01/37
5,625	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,	2/28 at 100.00	A–	6,066,000
	Essentia Health Obligated Group, Series 2018A, 5.000%, 2/15/53
235	Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin Career & Technical	6/29 at 102.00	N/R	193,748
	High School Project, Series 2021A, 4.000%, 6/01/41

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 3,010	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds,	2/27 at 100.00	AAA	$ 3,110,805
	School Building Series 2018A, 4.000%, 2/01/42
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
	Refunding Subordinate Lien Series 2019B:
1,235	5.000%, 1/01/37 (AMT)	7/29 at 100.00	A+	1,319,029
3,500	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A+	3,684,030
4,000	5.000%, 1/01/49 (AMT)	7/29 at 100.00	A+	4,183,960
2,295	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/27 at 100.00	AA–	2,447,732
	Senior Lien Series 2016C, 5.000%, 1/01/46
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
	Subordinate Lien Series 2016D:
470	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A+	497,053
450	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A+	474,417
580	5.000%, 1/01/37 (AMT)	1/27 at 100.00	A+	610,433
750	5.000%, 1/01/41 (AMT)	1/27 at 100.00	A+	786,308
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College,
	Refunding Series 2017:
1,460	4.000%, 3/01/41	3/27 at 100.00	Aa2	1,488,587
1,700	4.000%, 3/01/47	3/27 at 100.00	Aa2	1,709,520
2,150	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College,	3/27 at 100.00	Aa3	2,136,950
	Refunding Series 2017, 4.000%, 3/01/48
270	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds,	8/31 at 100.00	AA+	250,719
	Series 2021A, 3.000%, 8/01/36
770	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds,	8/31 at 100.00	AA+	723,199
	Series 2021B, 3.000%, 8/01/36
910	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2018A,	5/28 at 100.00	AA	910,091
	4.000%, 11/15/48
1,520	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	12/24 at 100.00	BBB–	1,549,519
	Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/50
4,280	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	9/30 at 100.00	BB+	4,252,180
	Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/55
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue
	Bonds, Hmong College Prep Academy Project, Series 2016A:
2,205	5.500%, 9/01/36	9/26 at 100.00	BB+	2,304,776
5,000	5.750%, 9/01/46	9/26 at 100.00	BB+	5,232,900
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health
	Care Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	501,195
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	989,370
2,245	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds,	11/27 at 100.00	A+	2,392,115
	Fairview Health Services, Series 2017A, 5.000%, 11/15/47
750	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds,	11/25 at 100.00	N/R (4)	812,760
	HealthEast Inc., Series 2015A, 5.000%, 11/15/29 (Pre-refunded 11/15/25)
2,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community,	8/24 at 102.00	N/R	2,008,940
	Refunding Series 2019, 5.000%, 8/01/54
3,855	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County,	2/27 at 100.00	AAA	4,046,439
	Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41
2,000	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds,	1/24 at 100.00	Aa3 (4)	2,088,660
	Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)
57,725	Total Minnesota			59,724,099

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Mississippi – 0.7% (0.5% of Total Investments)
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2016A:
$ 7,500	5.000%, 9/01/36	9/26 at 100.00	BBB+	$ 7,886,700
15,500	5.000%, 9/01/46	9/26 at 100.00	BBB+	16,114,885
23,000	Total Mississippi			24,001,585
	Missouri – 5.1% (3.1% of Total Investments)
1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series	8/26 at 100.00	BBB–	1,064,720
	2016, 5.000%, 8/01/28
2,010	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The	5/25 at 100.00	N/R	1,778,408
	Sarah Community Project, Refunding Series 2016, 3.625%, 5/01/30
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A,	11/24 at 100.00	AA+	512,260
	4.000%, 11/01/33
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation
	Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
3,000	5.000%, 3/01/36 (AMT)	3/29 at 100.00	N/R	3,210,900
2,200	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A2	2,319,240
22,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A2	22,967,340
4,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation	3/30 at 100.00	AA	4,233,200
	Bonds, Kansas City International Airport Terminal Modernization Project, Series 2020A,
	5.000%, 3/01/57 – AGM Insured (AMT)
400	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward	4/26 at 100.00	N/R	365,120
	Parkway Center Community Improvement District, Senior Refunding & Improvement
	Series 2016, 5.000%, 4/01/46, 144A
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Improvement Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	6,113,730
5,000	0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	AA–	4,216,800
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	4,068,850
4,470	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A,	1/28 at 100.00	AA	4,599,451
	4.000%, 1/01/42
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union	6/27 at 102.00	A	917,610
	Electric Company Project, Series 1998C, 2.750%, 9/01/33
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds,	5/26 at 100.00	A+	1,078,060
	Saint Luke’s Health System, Inc., Series 2016, 5.000%, 11/15/34
4,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds,	11/30 at 100.00	A+	3,889,840
	Saint Luke’s Health System, Inc., Series 2020, 4.000%, 11/15/50
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	3,181,086
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	10/23 at 100.00	A+	1,306,834
	Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	CoxHealth, Series 2013A:
1,045	5.000%, 11/15/44	11/23 at 100.00	A2	1,079,819
11,090	5.000%, 11/15/48	11/23 at 100.00	A2	11,435,897
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	Mercy Health, Series 2017C:
5,000	5.000%, 11/15/42	11/27 at 100.00	A+	5,413,500
10,000	4.000%, 11/15/47	11/27 at 100.00	A+	9,856,900
3,000	5.000%, 11/15/47	11/27 at 100.00	A+	3,227,670
8,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	6/30 at 100.00	A+	8,521,538
	Mercy Health, Series 2020, 4.000%, 6/01/53

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	Mosaic Health System, Series 2019A:
$ 1,800	4.000%, 2/15/44	2/29 at 100.00	AA–	$ 1,755,630
10,995	4.000%, 2/15/54	2/29 at 100.00	AA–	10,298,797
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	SSM Health Care, Series 2018A:
2,000	4.000%, 6/01/48	6/28 at 100.00	AA–	1,953,120
3,500	5.000%, 6/01/48	6/28 at 100.00	AA–	3,765,685
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy
	Hospital, Series 2017A:
1,250	4.000%, 5/15/42	5/25 at 102.00	A+	1,234,375
16,690	4.000%, 5/15/48	5/25 at 102.00	A+	16,325,323
7,925	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/26 at 100.00	BBB	8,125,423
	Services Projects, Series 2016A, 5.000%, 2/01/46
3,370	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/26 at 100.00	BBB	3,455,227
	Services Projects, Series 2016B, 5.000%, 2/01/46
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville	6/22 at 100.00	BBB+	401,064
	University of St. Louis Project, Series 2015, 3.500%, 6/15/30
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis
	University, Series 2017A:
725	4.000%, 10/01/36	4/27 at 100.00	AA–	744,169
3,510	5.000%, 10/01/42	4/27 at 100.00	AA–	3,814,563
2,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds,	6/27 at 100.00	A2	2,161,340
	MoPEP Facilities, Series 2018, 5.000%, 12/01/43
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds,	5/22 at 100.00	N/R	1,000,160
	Series 2006, 5.000%, 1/01/37
575	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/22 at 100.00	N/R (4)	581,676
	Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)
375	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/23 at 100.00	BB+	382,661
	Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
1,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/25 at 103.00	BB+	1,012,580
	Village Saint Louis Obligated Group, Series 2018A, 5.125%, 9/01/48
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport,	7/22 at 100.00	A2	491,441
	Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (AMT)
163,410	Total Missouri			162,862,007
	Montana – 0.2% (0.1% of Total Investments)
2,090	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell	7/28 at 100.00	BBB	2,227,041
	Regional Medical Center, Series 2018B, 5.000%, 7/01/43
3,315	Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman	6/28 at 100.00	A	3,561,006
	Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48
5,405	Total Montana			5,788,047
	Nebraska – 0.3% (0.2% of Total Investments)
2,300	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A2	2,322,655
	5.000%, 9/01/32
2,045	District Energy Corporation, Nebraska, Facility Revenue Bonds, NSP System Series 2021,	7/31 at 100.00	AA+	2,096,554
	4.000%, 7/01/45
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds,
	Children’s Hospital Obligated Group, Refunding Series 2020A:
1,450	4.000%, 11/15/39	11/30 at 100.00	AA–	1,455,177
1,000	4.000%, 11/15/50	11/30 at 100.00	AA–	983,960

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
$ 1,635	4.125%, 11/01/36	11/25 at 100.00	A	$ 1,680,715
1,000	5.000%, 11/01/45	11/25 at 100.00	A	1,048,260
9,430	Total Nebraska			9,587,321
	Nevada – 0.7% (0.4% of Total Investments)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
9,000	5.000%, 6/01/32	12/24 at 100.00	Aa1	9,512,190
5,000	5.000%, 6/01/39	12/24 at 100.00	Aa1	5,265,400
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	Aa1	2,607,670
	5.000%, 6/01/42
	Nevada System of Higher Education, Community College Revenue Bonds, Series 2017:
2,400	4.000%, 7/01/41	7/27 at 100.00	AA–	2,438,640
2,000	4.000%, 7/01/47	7/27 at 100.00	AA–	1,993,380
21,000	Total Nevada			21,817,280
	New Hampshire – 0.7% (0.4% of Total Investments)
10,000	National Finance Authority, New Hampshire, Hospital Facilities Revenue Bonds, Saint	5/31 at 100.00	AA	9,876,600
	Elizabeth Medical Center, Inc., Series 2021A, 4.000%, 5/01/51
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical	7/22 at 100.00	BBB+	3,500,420
	Center, Series 2012, 4.000%, 7/01/32
4,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds,	2/28 at 100.00	A	4,443,480
	Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/35
5,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds,	No Opt. Call	A	5,780,750
	Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59
22,500	Total New Hampshire			23,601,250
	New Jersey – 4.7% (2.9% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue	2/23 at 100.00	BBB+	924,910
	Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
5,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project	11/29 at 100.00	Baa1	5,301,600
	Revenue Bonds, Series 2020A, 5.000%, 11/01/40
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge
	Replacement Project, Series 2013:
1,965	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	2,027,801
1,865	5.125%, 1/01/39 – AGM Insured (AMT)	1/24 at 100.00	AA	1,920,409
1,585	5.125%, 7/01/42 – AGM Insured (AMT)	1/24 at 100.00	AA	1,630,268
6,030	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation	No Opt. Call	Baa1	6,437,688
	Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds,	12/26 at 100.00	Baa1 (4)	2,258,820
	Refunding Series 2016BBB, 5.500%, 6/15/31 (Pre-refunded 12/15/26)
6,770	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	No Opt. Call	Baa1	7,558,096
	2005N-1, 5.500%, 9/01/27 – NPFG Insured
2,825	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/24 at 100.00	Baa1 (4)	2,977,296
	2014UU, 5.000%, 6/15/30 (Pre-refunded 6/15/24)
2,595	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social	12/30 at 100.00	Baa1	2,451,548
	Series 2021QQQ, 4.000%, 6/15/46
1,480	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	5/22 at 100.00	BB+	1,482,916
	Peters University Hospital, Series 2007, 5.750%, 7/01/37
8,415	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas	7/26 at 100.00	AA–	8,959,787
	Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
1,235	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University	7/25 at 100.00	AA	1,287,932
	Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue
	Notes, Series 2016A-1:
$ 2,020	5.000%, 6/15/28	6/26 at 100.00	A+	$ 2,177,439
3,340	5.000%, 6/15/29	6/26 at 100.00	A+	3,586,525
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	Baa1	847,540
	Appreciation Series 2010A, 0.000%, 12/15/26
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
21,120	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	Baa1	16,614,259
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	6,640,200
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	12,683,600
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	Baa1	14,070,000
30,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	Baa1	16,053,300
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	Baa1	1,287,220
	2009A, 0.000%, 12/15/32
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/22 at 100.00	Baa1 (4)	1,004,370
	2012A, 5.000%, 6/15/42 (Pre-refunded 6/15/22)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds,
	Series 2015AA:
1,690	5.250%, 6/15/33	6/25 at 100.00	Baa1	1,790,420
2,840	5.000%, 6/15/45	6/25 at 100.00	Baa1	2,944,626
2,800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/28 at 100.00	Baa1	2,990,064
	2018A, 5.000%, 12/15/36
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/29 at 100.00	Baa1	646,905
	2019A, 4.000%, 12/15/39
8,375	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/30 at 100.00	Baa1	7,956,585
	2020AA, 4.000%, 6/15/45
2,460	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A+	2,541,746
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
489	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+	500,722
826	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	N/R	846,075
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%,	5/23 at 100.00	Aa3 (4)	586,775
	5/01/43 (Pre-refunded 5/01/23)
3,905	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	11/30 at 100.00	BBB+	4,203,420
	Series 2020A, 5.000%, 11/01/45
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed
	Bonds, Series 2018A:
3,215	5.000%, 6/01/36	6/28 at 100.00	A–	3,426,965
1,405	5.000%, 6/01/46	6/28 at 100.00	BBB+	1,476,725
380	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	396,766
	Bonds, Series 2018B, 5.000%, 6/01/46
187,770	Total New Jersey			150,491,318
	New Mexico – 0.4% (0.3% of Total Investments)
3,370	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian	11/27 at 100.00	AA	3,690,015
	Healthcare Services, Series 2017A, 5.000%, 8/01/46
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian
	Healthcare Services, Series 2019A:
1,575	5.000%, 8/01/44	8/29 at 100.00	AA	1,762,016
4,760	4.000%, 8/01/48	8/29 at 100.00	AA	4,760,428
3,455	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds,	No Opt. Call	AA	3,744,702
	Series 1997, 6.000%, 2/01/27 – AGM Insured
13,160	Total New Mexico			13,957,161

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 9.7% (5.9% of Total Investments)
$ 6,600	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	Ba1	$ 2,373,624
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/44
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue	7/25 at 100.00	BBB	501,853
	Bonds, Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns	7/23 at 100.00	A–	3,189,063
	University, Series 2013A, 5.000%, 7/01/44
	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island
	Jewish Obligated Group, Series 2015A:
1,680	4.125%, 5/01/42	5/25 at 100.00	A–	1,686,703
3,195	5.000%, 5/01/43	5/25 at 100.00	A–	3,372,099
600	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical	6/27 at 100.00	BBB–	652,914
	Center Obligated Group, Series 2017, 5.000%, 12/01/34, 144A
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	General Purpose, Series 2019D:
14,185	5.000%, 2/15/41	2/30 at 100.00	AA+	15,578,393
20,000	4.000%, 2/15/47	2/30 at 100.00	AA+	19,872,200
420	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	9/30 at 100.00	AA+	417,312
	General Purpose, Series 2020A. Bidding Group 1 thru 5, 4.000%, 3/15/47
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/31 at 100.00	N/R	5,468,550
	General Purpose, Series 2021A, 5.000%, 3/15/49
7,500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds,	No Opt. Call	A2	8,521,425
	Series 2005, 5.250%, 10/01/35
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,155	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	1,179,948
3,000	5.000%, 9/01/39	9/24 at 100.00	A	3,160,770
860	5.000%, 9/01/44	9/24 at 100.00	A	902,699
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/28 at 100.00	A	5,562,850
	2018, 5.000%, 9/01/37
10,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding	No Opt. Call	AA	6,873,300
	Series 2012A, 0.000%, 11/15/32
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	5/23 at 100.00	A3	5,103,100
	2013A, 5.000%, 11/15/38
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,
	Bronx Parking Development Company, LLC Project, Series 2007:
500	0.000%, 10/01/37 (7)	5/22 at 100.00	N/R	400,000
1,000	0.000%, 10/01/46 (7)	5/22 at 100.00	N/R	800,000
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	6,045,789
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/31 at 100.00	AA+	4,912,850
	General Resolution Revenue Bonds, Fiscal 2022 Series AA-1, 4.000%, 6/15/51
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/23 at 100.00	AAA	5,122,700
	Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/26 at 100.00	AAA	2,144,760
	Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
3,760	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	2/27 at 100.00	AAA	4,036,322
	Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/28 at 100.00	AAA	5,409,900
	Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/40
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,
	Subordinate Fiscal 2020 Subseries B-1:
14,405	4.000%, 11/01/41	11/29 at 100.00	AAA	14,475,440
5,875	4.000%, 11/01/47	11/29 at 100.00	AAA	5,772,775

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	11/30 at 100.00	AAA	$ 4,947,300
	Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/44
3,925	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	8/31 at 100.00	AAA	3,857,254
	Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/48
5,260	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	2/32 at 100.00	N/R	5,804,463
	Subordinate Fiscal 2022 Subseries C-1, 5.000%, 2/01/51
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1,	12/26 at 100.00	AA	2,210,957
	5.000%, 12/01/41
11,000	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1,	8/29 at 100.00	Aa2	11,025,520
	4.000%, 8/01/42
2,040	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/40	8/30 at 100.00	AA	2,046,548
2,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1,	3/31 at 100.00	AA	2,209,160
	5.000%, 3/01/43
4,000	New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1,	8/31 at 100.00	AA	4,400,240
	5.000%, 8/01/47
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	5/22 at 100.00	AA	5,013
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit	11/25 at 100.00	A2	2,103,500
	Fee Secured, Refunding Series 2015, 5.000%, 11/15/45
350	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	5/22 at 100.00	A–	349,993
	6.500%, 6/01/35
1,460	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds,	No Opt. Call	BBB	1,508,516
	Series 2016A-1, 5.625%, 6/01/35
25,170	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	25,437,557
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
3,665	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series	3/31 at 100.00	N/R	3,641,544
	2021A-1, 4.000%, 3/15/47
6,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	9/30 at 100.00	N/R	6,565,260
	General Purpose, Series 2020C, 5.000%, 3/15/47
19,000	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Empire	9/31 at 100.00	N/R	18,878,400
	Series 2021A, 4.000%, 3/15/47
	New York Transportation Development Corporation, New York, Special Facilities Bonds,
	LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
2,000	4.000%, 7/01/35 – AGM Insured (AMT)	7/24 at 100.00	AA	1,998,040
10,800	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	11,135,232
32,390	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	33,397,005
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
175	5.000%, 8/01/26 (AMT)	5/22 at 100.00	B	173,996
5,940	5.000%, 8/01/31 (AMT)	5/22 at 100.00	B	5,874,601
4,130	New York Transportation Development Corporation, New York, Special Facility Revenue	8/30 at 100.00	B	4,367,227
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020,
	5.250%, 8/01/31 (AMT)
2,700	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	12/32 at 100.00	N/R	2,840,211
	Terminal 4 John F Kennedy International Airport Project, Series 2022, 5.000%, 12/01/37 (AMT)
3,050	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta	1/28 at 100.00	Baa3	3,197,345
	Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018,
	5.000%, 1/01/33 (AMT)
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	12/23 at 100.00	Aa3	1,351,933
	Seventy Eighth Series 2013, 5.000%, 12/01/43 (AMT)
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	12/23 at 100.00	Aa3	4,472,496
	Seventy Ninth Series 2013, 5.000%, 12/01/38
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred	7/30 at 100.00	Aa3	1,931,500
	Twenty-One Series 2020, 4.000%, 7/15/45 (AMT)

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel
	Center Project, Refunding Series 2016A:
$ 2,835	5.000%, 1/01/29 (AMT)	1/26 at 100.00	Caa1	$ 2,493,297
2,700	5.000%, 1/01/34 (AMT)	1/26 at 100.00	Caa1	2,153,034
2,855	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges &	5/31 at 100.00	AA–	3,110,237
	Tunnels, Series 2021A, 5.000%, 11/15/56
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,250	5.000%, 6/01/45	6/27 at 100.00	CCC+	1,266,150
2,850	5.000%, 6/01/48	6/27 at 100.00	N/R	2,874,026
310,490	Total New York			311,164,894
	North Carolina – 1.4% (0.9% of Total Investments)
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A,	4/23 at 100.00	A	12,574,625
	5.125%, 4/01/43
5,730	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot	6/25 at 100.00	BBB–	5,804,662
	Lanes Project, Series 2015, 5.000%, 6/30/54 (AMT)
1,570	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue	10/24 at 102.00	N/R	1,607,335
	Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/31
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant
	Health Obligated Group, Series 2019A:
8,275	4.000%, 11/01/49	11/29 at 100.00	AA–	8,142,765
9,245	4.000%, 11/01/52	11/29 at 100.00	AA–	9,053,074
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,
	Refunding Series 2012A:
5,000	5.000%, 10/01/27 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	5,072,350
3,400	5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	3,449,198
500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding	1/26 at 100.00	A	536,655
	Series 2015A, 5.000%, 1/01/32
45,970	Total North Carolina			46,240,664
	North Dakota – 0.3% (0.2% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	N/R (4)	678,868
	Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)
5,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/27 at 100.00	Baa2	4,782,900
	Obligated Group, Series 2017A, 4.000%, 12/01/47
700	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley	12/26 at 100.00	N/R	674,695
	Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36
2,000	University of North Dakota, Certificates of Participation, Housing Infrastructure	6/30 at 100.00	AA	1,978,180
	Project, Series 2021A, 4.000%, 6/01/46 – AGM Insured
8,375	Total North Dakota			8,114,643
	Ohio – 6.3% (3.8% of Total Investments)
6,250	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/26 at 100.00	BBB+	6,623,875
	Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A,	2/28 at 100.00	AA–	6,018,960
	4.000%, 8/01/36
1,340	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B,	6/27 at 100.00	A+	1,446,771
	5.000%, 6/01/45
24,740	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	3,284,482
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
790	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	740,072
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 41,060	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	$ 39,994,083
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
24,910	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	N/R (4)	25,008,395
	Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017:
3,960	4.000%, 11/15/34	11/27 at 100.00	A	4,003,520
3,000	4.000%, 11/15/35	11/27 at 100.00	A	3,030,390
	Cleveland-Cuyahoga County Port Authority, Ohio, Cultural Facility Revenue Bonds, The
	Cleveland Museum of Natural History Project, Series 2021:
205	4.000%, 7/01/40	7/31 at 100.00	A3	210,808
300	4.000%, 7/01/41	7/31 at 100.00	A3	308,007
2,000	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds,	6/29 at 100.00	N/R	2,035,640
	Bridge Park D Block Project, Series 2019A-1, 5.000%, 12/01/51
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center	6/23 at 100.00	Ba2	4,831,202
	Project, Series 2013, 5.000%, 6/15/43
8,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc. Obligated	8/27 at 100.00	AA–	8,670,400
	Group Project, Series 2017A, 5.000%, 8/15/42
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien
	Series 2013A:
1,000	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (5)	1/23 at 100.00	AA+ (4)	1,020,920
16,820	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (5)	1/23 at 100.00	AA+ (4)	17,171,874
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds,
	Tender Option Bond Trust 2016-XG0052:
265	16.724%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	AA+ (4)	287,006
625	16.845%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	AA+ (4)	677,300
975	16.845%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	AA+ (4)	1,056,588
1,315	16.845%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	AA+ (4)	1,425,039
8,360	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc.,	8/25 at 100.00	A– (4)	8,987,334
	Refunding Series 2015, 5.000%, 8/15/45 (Pre-refunded 8/15/25)
2,045	Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue Bonds, Southwest	8/30 at 100.00	A2	1,972,116
	General Health Center Project, Refunding Series 2020A, 4.000%, 8/01/47
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System	2/23 at 100.00	BB+	2,007,640
	Obligated Group Project, Series 2013, 5.000%, 2/15/33
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	2,709,990
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29
	(Mandatory Put 9/15/21)
4,350	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series	6/25 at 100.00	A+	4,540,878
	2015A, 5.000%, 12/01/44
8,330	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series	1/30 at 100.00	A	8,822,636
	2020A, 5.000%, 1/15/50
3,710	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission	2/31 at 100.00	Aa3	4,173,713
	Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 0.000%, 2/15/36 (8)
	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission
	Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1:
1,500	5.250%, 2/15/39 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3 (4)	1,536,195
10,530	5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3 (4)	10,763,766
	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission,
	Infrastructure Projects, Junior Lien Series 2018A:
3,375	4.000%, 2/15/38	2/28 at 100.00	Aa3	3,528,056
16,325	5.000%, 2/15/43	2/28 at 100.00	Aa3	17,940,849
4,255	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated	12/29 at 100.00	A–	4,571,700
	Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/49
725	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated	7/29 at 100.00	A	731,134
	Group, Refunding Series 2019A, 4.000%, 7/01/45
216,855	Total Ohio			200,131,339

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oklahoma – 0.3% (0.2% of Total Investments)
$ 3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	AA (4)	$ 3,106,410
	5.625%, 6/01/43 (Pre-refunded 6/01/23) (AMT)
4,985	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A,	6/24 at 100.00	AA (4)	5,217,899
	5.000%, 6/01/45 (Pre-refunded 6/01/24) – BAM Insured (AMT)
1,000	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds,	11/25 at 102.00	BBB–	1,058,860
	Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37
8,985	Total Oklahoma			9,383,169
	Oregon – 2.9% (1.8% of Total Investments)
2,435	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General	6/27 at 100.00	AA+	2,679,377
	Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/36
725	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc.,	11/25 at 102.00	N/R	736,803
	Series 2020A, 5.250%, 11/15/50
4,875	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint	1/26 at 100.00	A+	5,172,716
	Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48
15,440	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A,	6/26 at 100.00	A+	16,557,856
	5.000%, 6/01/46
3,085	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding	10/30 at 100.00	BBB+	3,311,778
	Series 2020A, 5.000%, 10/01/40
18,075	Oregon Health and Science University, Revenue Bonds, Green Series 2021A, 4.000%, 7/01/51	1/32 at 100.00	N/R	17,729,406
1,500	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B,	7/26 at 100.00	AA–	1,627,470
	5.000%, 7/01/39
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B:
4,000	5.000%, 7/01/36 (AMT)	1/27 at 100.00	A+	4,230,160
1,000	5.000%, 7/01/37 (AMT)	1/27 at 100.00	A+	1,056,850
7,645	5.000%, 7/01/42 (AMT)	1/27 at 100.00	A+	8,022,434
19,000	5.000%, 7/01/47 (AMT)	1/27 at 100.00	A+	19,782,610
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects,
	Series 2019A:
5,855	5.000%, 5/15/44	5/29 at 100.00	AA–	6,458,533
3,000	4.000%, 5/15/49	5/29 at 100.00	AA–	2,923,740
2,000	University of Oregon, General Revenue Bonds, Series 2018A, 5.000%, 4/01/48	4/28 at 100.00	Aa2	2,199,460
88,635	Total Oregon			92,489,193
	Pennsylvania – 5.7% (3.4% of Total Investments)
7,500	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny	4/28 at 100.00	A	8,049,900
	Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B:
1,670	4.000%, 6/01/45	12/30 at 100.00	Aa3	1,664,255
2,000	4.000%, 6/01/50	12/30 at 100.00	Aa3	1,984,660
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	2,001,820
	Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35
	(Mandatory Put 7/01/22)
345	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master	6/28 at 100.00	A1	372,931
	Settlement, Series 2018, 5.000%, 6/01/34
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System
	Revenue Bonds, Series 2017:
3,500	5.000%, 7/01/37	7/27 at 100.00	A1	3,828,860
8,385	5.000%, 7/01/42	7/27 at 100.00	A1	9,164,470
8,000	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health,	11/29 at 100.00	A+	8,507,520
	Series 2021, 5.000%, 11/01/46
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown
	Concession, Capital Appreciation Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	3,445,740
11,000	0.000%, 12/01/38	No Opt. Call	A	5,580,520

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown
	Concession, Series 2013A:
$ 2,500	5.125%, 12/01/47	12/23 at 100.00	A	$ 2,595,425
2,875	5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (4)	3,001,098
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,
	Thomas Jefferson University, Series 2018A:
2,400	5.000%, 9/01/35	9/28 at 100.00	A	2,651,112
5,210	5.000%, 9/01/43	9/28 at 100.00	A	5,694,582
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,
	Thomas Jefferson University, Series 2019:
500	4.000%, 9/01/44	9/29 at 100.00	A	493,210
165	4.000%, 9/01/49	9/29 at 100.00	A	160,250
3,430	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Ba1 (4)	3,659,398
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
	(Pre-refunded 1/15/25)
1,900	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS	11/27 at 103.00	A–	1,910,906
	Retirement-Life Communities, Inc. Obligated Group, Series 2020, 4.000%, 11/15/43
5,005	Neshaminy School District, Bucks County, Pennsylvania, General Obligation Bonds, Series	5/30 at 100.00	N/R	5,085,330
	2022, 4.000%, 11/01/43
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	238,382
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)
9,575	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/29 at 100.00	AA	9,403,895
	Pennsylvania Health System, Series 2019, 4.000%, 8/15/44 (UB)
16,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series	12/27 at 100.00	A	19,452,612
	2009E, 6.375%, 12/01/38
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1,	6/25 at 100.00	A+	4,529,979
	5.000%, 12/01/45
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2021B, 5.000%, 12/01/46	6/31 at 100.00	A+	7,193,160
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series	12/24 at 100.00	A	2,089,420
	2014A-1, 5.000%, 12/01/38
14,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C,	6/26 at 100.00	AA	16,435,315
	6.250%, 6/01/33 – AGM Insured
6,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1,	12/25 at 100.00	A	6,594,063
	5.000%, 12/01/45
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1,	12/25 at 100.00	A3	5,270,050
	5.000%, 12/01/46
9,240	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A,	12/30 at 100.00	A	8,705,281
	4.000%, 12/01/50
8,360	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2021A,	9/31 at 100.00	A+	8,391,099
	4.000%, 9/01/46
8,650	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%,	7/27 at 100.00	A2	9,040,288
	7/01/42 (AMT)
2,150	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue	9/30 at 100.00	AA	2,147,807
	Bonds, First Lien Series 2020B, 4.000%, 9/01/50 – AGM Insured
1,000	Upper Darby School District, Delaware County, Pennsylvania, General Obligation Bonds,	10/29 at 100.00	AA	1,009,470
	Series 2021A, 4.000%, 4/01/46 – BAM Insured
10,000	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds,	8/25 at 100.00	AA	10,678,200
	Series 2016, 5.000%, 8/15/38 – BAM Insured
178,300	Total Pennsylvania			181,031,008
	Puerto Rico – 1.7% (1.0% of Total Investments)
3,270	Children’s Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding	5/22 at 100.00	Ba1	3,347,009
	Series 2002, 5.500%, 5/15/39

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$ 500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	7/22 at 100.00	CCC	$ 503,570
	6.000%, 7/01/47
1,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	N/R	1,134,969
	5.500%, 7/01/29 – AMBAC Insured
465	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	476,397
	5.125%, 6/01/24 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
47	0.000%, 7/01/24	No Opt. Call	N/R	44,197
90	0.000%, 7/01/27	No Opt. Call	N/R	76,982
88	0.000%, 7/01/29	7/28 at 98.64	N/R	70,431
114	0.000%, 7/01/31	7/28 at 91.88	N/R	84,743
128	0.000%, 7/01/33	7/28 at 86.06	N/R	88,512
1,093	4.500%, 7/01/34	7/25 at 100.00	N/R	1,120,904
3,291	4.550%, 7/01/40	7/28 at 100.00	N/R	3,317,196
12,927	0.000%, 7/01/46	7/28 at 41.38	N/R	3,645,802
3,495	0.000%, 7/01/51	7/28 at 30.01	N/R	736,501
5,099	4.750%, 7/01/53	7/28 at 100.00	N/R	5,171,151
24,836	5.000%, 7/01/58	7/28 at 100.00	N/R	25,517,997
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable
	Restructured Cofina Project Series 2019A-2:
3,875	4.329%, 7/01/40	7/28 at 100.00	N/R	3,840,629
20	4.536%, 7/01/53	7/28 at 100.00	N/R	20,054
2,484	4.784%, 7/01/58	7/28 at 100.00	N/R	2,523,570
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding
	Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	Baa2	800,810
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	2,446,648
65,987	Total Puerto Rico			54,968,072
	Rhode Island – 0.5% (0.3% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility	9/23 at 100.00	AA+	7,449,937
	Revenue Bonds, Brown University, Series 2013, 5.000%, 9/01/43
3,320	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue	5/26 at 100.00	BBB+	3,505,754
	Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39
30,175	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/22 at 16.93	CCC–	4,699,454
	Bonds, Series 2007A, 0.000%, 6/01/52
40,725	Total Rhode Island			15,655,145
	South Carolina – 4.5% (2.8% of Total Investments)
	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds,
	Lexington Medical Center, Series 2016:
7,500	5.000%, 11/01/41	5/26 at 100.00	A1	8,051,625
3,180	5.000%, 11/01/46	5/26 at 100.00	A1	3,412,649
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,565	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	16,622,518
1,250	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA	932,725
4,610	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016,	1/26 at 100.00	A	4,897,480
	5.000%, 1/01/47
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,
	Bishop Gadsden Episcopal Retirement Community, Series 2019A:
645	5.000%, 4/01/44	4/26 at 103.00	BBB–	676,482
625	5.000%, 4/01/49	4/26 at 103.00	BBB–	651,931
1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	10/25 at 100.00	AA–	1,722,902
	Furman University, Refunding Series 2015, 5.000%, 10/01/45
13,475	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours	6/30 at 100.00	AA–	13,349,952
	Mercy Health, Inc, Series 2020A, 4.000%, 12/01/44

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod	5/28 at 100.00	AA	$ 1,075,130
	Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/43
14,765	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	N/R	15,363,573
	Improvement Series 2015A, 5.000%, 12/01/50
12,760	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	12/24 at 100.00	N/R	13,365,079
	Series 2014C, 5.000%, 12/01/46
9,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	12/26 at 100.00	A	9,499,860
	Series 2016B, 5.000%, 12/01/56
2,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	6/32 at 100.00	N/R	2,384,325
	Series 2022A, 4.000%, 12/01/55
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding
	Series 2022B:
8,855	4.000%, 12/01/39	6/32 at 100.00	N/R	8,883,867
5,335	4.000%, 12/01/43	6/32 at 100.00	N/R	5,247,293
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	6/24 at 100.00	N/R	3,610,544
	2014A, 5.500%, 12/01/54
	South Carolina State Ports Authority, Revenue Bonds, Series 2015:
860	5.250%, 7/01/55 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A1 (4)	920,699
4,140	5.250%, 7/01/55 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A+ (4)	4,432,201
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
15,350	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	16,233,392
8,000	5.000%, 7/01/55 (AMT)	7/28 at 100.00	A+	8,445,920
5,000	South Carolina State Ports Authority, Revenue Bonds, Series 2019A, 5.000%, 7/01/54	7/29 at 100.00	A+	5,504,400
145,510	Total South Carolina			145,284,547
	South Dakota – 1.1% (0.7% of Total Investments)
11,320	South Dakota Board of Regents, Housing and Auxiliary Facilities System Revenue Bonds,	10/27 at 100.00	Aa3	11,467,047
	Series 2017, 4.000%, 4/01/42
11,600	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument	9/30 at 100.00	AA–	11,262,556
	Health, Inc., Series 2020A, 4.000%, 9/01/50
2,685	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional	9/27 at 100.00	AA–	2,709,460
	Health, Refunding Series 2017, 4.000%, 9/01/36
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	AA–	1,518,152
	Series 2014B, 5.000%, 11/01/44
7,185	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	AA–	7,628,889
	Series 2015, 5.000%, 11/01/45
34,250	Total South Dakota			34,586,104
	Tennessee – 1.5% (0.9% of Total Investments)
9,460	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	1/23 at 100.00	BBB+ (4)	9,660,646
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,
	Ballad Health, Series 2018A:
2,000	5.000%, 7/01/36	7/28 at 100.00	A	2,165,420
7,000	5.000%, 7/01/37	7/28 at 100.00	A	7,572,670
17,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	1/27 at 100.00	A+	17,850,000
	Bonds, Covenant Health, Refunding Series 2016A, 5.000%, 1/01/47
535	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	7/26 at 100.00	A3	567,924
	Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A,
	5.000%, 7/01/46
6,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate	7/30 at 100.00	A2	6,461,520
	Series 2019B, 5.000%, 7/01/39 (AMT)
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A,	No Opt. Call	A2	4,260,560
	5.250%, 9/01/26
45,995	Total Tennessee			48,538,740

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas – 19.1% (11.5% of Total Investments)
$ 1,975	Allen Independent School District, Collin County, Texas, General Obligation Bonds,	2/26 at 100.00	AAA	$ 2,121,604
	School Building Series 2016, 5.000%, 2/15/39
8,835	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/43 –	2/28 at 100.00	AA+	9,714,436
	AGM Insured
500	Austin Community College District, Texas, General Obligation Bonds, Refunding Limited	No Opt. Call	AA+	517,925
	Tax Series 2016, 5.000%, 8/01/23
	Austin, Texas, Airport System Revenue Bonds, Series 2015:
3,000	5.000%, 11/15/39 (AMT)	11/24 at 100.00	A1	3,085,380
3,040	5.000%, 11/15/44 (AMT)	11/24 at 100.00	A1	3,116,699
4,500	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (AMT)	11/26 at 100.00	A1	4,694,040
2,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2012A,	11/22 at 100.00	AA	2,029,280
	5.000%, 11/15/40
	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A:
3,000	5.000%, 11/15/38	11/25 at 100.00	AA	3,222,450
13,705	5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	AA	14,635,432
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A,	5/23 at 100.00	AA	5,109,700
	5.000%, 11/15/43
1,450	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2016,	11/26 at 100.00	AA	1,579,064
	5.000%, 11/15/41
	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014:
1,000	5.000%, 7/10/37 – BAM Insured	7/23 at 100.00	AA	1,028,570
1,575	5.000%, 7/10/38 – BAM Insured	7/23 at 100.00	AA	1,619,431
	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax
	Series 2015:
1,060	5.000%, 8/15/34 (Pre-refunded 8/15/24) – AGM Insured	8/24 at 100.00	AA (4)	1,121,215
1,160	5.000%, 8/15/35 (Pre-refunded 8/15/24) – AGM Insured	8/24 at 100.00	AA (4)	1,226,990
1,500	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding	7/24 at 100.00	AAA	1,581,660
	Series 2015A, 5.000%, 7/01/28
2,000	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/31	9/25 at 100.00	A2	2,141,900
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	AA–	1,005,740
1,000	5.000%, 7/01/29	7/22 at 100.00	AA–	1,005,740
	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien
	Series 2013A:
765	5.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	A– (4)	781,256
1,100	5.000%, 1/01/43 (Pre-refunded 1/01/23) – AGM Insured	1/23 at 100.00	AA (4)	1,123,375
665	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien	1/23 at 100.00	BBB+ (4)	678,998
	Series 2013, 5.000%, 1/01/42 (Pre-refunded 1/01/23)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	A–	1,625,699
2,205	0.000%, 1/01/37	No Opt. Call	A–	1,156,434
2,160	0.000%, 1/01/38	No Opt. Call	A–	1,074,989
1,000	0.000%, 1/01/40	No Opt. Call	A–	449,970
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,600	5.000%, 1/01/35 (Pre-refunded 7/01/25)	7/25 at 100.00	A– (4)	2,800,720
3,035	5.000%, 1/01/45 (Pre-refunded 7/01/25)	7/25 at 100.00	A– (4)	3,269,302
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea	8/23 at 100.00	A–	1,031,480
	Public Schools, Series 2013, 6.000%, 8/15/43
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift
	Education Charter School, Series 2013A:
1,000	4.350%, 12/01/42	12/22 at 100.00	BBB–	986,320
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	975,840
2,000	Corpus Christi, Texas, Utility System Revenue Bonds, Improvement Junior Lien Series	7/23 at 100.00	AA– (4)	2,068,360
	2013, 5.000%, 7/15/43 (Pre-refunded 7/15/23)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 5,770	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding & Improvement	12/30 at 100.00	AA+	$ 5,933,349
	Senior Lien Series 2021B, 4.000%, 12/01/51
1,175	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series	12/24 at 100.00	AA+ (4)	1,249,119
	2014A, 5.000%, 12/01/36 (Pre-refunded 12/01/24)
1,680	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A,	12/25 at 100.00	AA+ (4)	1,822,044
	5.000%, 12/01/48 (Pre-refunded 12/01/25)
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series	11/22 at 100.00	A1 (4)	8,236,728
	2013C, 5.125%, 11/01/43 (Pre-refunded 11/01/22) (AMT)
16,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series	11/22 at 100.00	A+ (4)	17,214,494
	2014B, 4.500%, 11/01/45 (Pre-refunded 11/01/22) (AMT)
1,230	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood	8/23 at 100.00	N/R (4)	1,286,469
	Jr. Public Charter District, Inspire Academies, Series 2013A, 6.000%, 8/15/28
	(Pre-refunded 8/15/23)
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series	9/24 at 100.00	BBB–	209,470
	2014A, 5.250%, 9/01/44
1,000	El Paso County Hospital District, Texas, General Obligation Bonds, Refunding Series 2013,	8/23 at 100.00	A–	1,026,960
	5.000%, 8/15/33
7,760	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier	10/23 at 100.00	A+	7,967,968
	Series 2013A, 5.125%, 10/01/43
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding
	First Tier Series 2020C:
3,500	4.000%, 10/01/40	4/30 at 100.00	A+	3,548,965
8,500	4.000%, 10/01/45	4/30 at 100.00	A+	8,419,505
2,500	4.000%, 10/01/49	4/30 at 100.00	A+	2,464,125
10,760	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	10/23 at 100.00	AA (4)	11,164,576
	Lien Series 2013B, 5.000%, 4/01/53 (Pre-refunded 10/01/23)
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	4/28 at 100.00	AA+	5,689,954
	Lien Series 2018A. Tela Supported, 5.000%, 10/01/48
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender	10/23 at 100.00	AA (4)	4,722,556
	Option Bond Trust 2015-XF0228, 17.242%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (5)
4,960	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	10/22 at 100.00	BB	4,959,256
	Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	12/22 at 100.00	A+ (4)	1,019,110
	Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/35
	(Pre-refunded 12/01/22)
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical	11/22 at 100.00	A (4)	1,018,070
	Facilities Revenue Bonds, Baylor College of Medicine, Refunding Series 2012A, 5.000%,
	11/15/26 (Pre-refunded 11/15/22)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,
	Houston Methodist Hospital System, Series 2015:
1,895	4.000%, 12/01/45	6/25 at 100.00	AA	1,848,876
4,480	5.000%, 12/01/45	6/25 at 100.00	AA	4,761,434
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue
	Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
1,615	5.000%, 6/01/28	6/23 at 100.00	Baa2	1,622,994
3,000	5.000%, 6/01/38	6/23 at 100.00	Baa2	2,925,450
1,165	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2012C,	8/22 at 100.00	AA	1,175,101
	5.000%, 8/15/31
5,150	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2016A,	8/26 at 100.00	Aa1	5,587,441
	5.000%, 8/15/41

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation
	Refunding Senior Lien Series 2014A:
$ 510	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	$ 212,925
1,020	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	399,656
1,255	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	467,211
3,305	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	1,169,474
4,460	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	1,493,253
6,500	0.000%, 11/15/47 – AGM Insured	11/31 at 46.45	AA	1,953,380
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
105	0.000%, 11/15/24 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	98,170
495	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	Baa2	450,920
50	0.000%, 11/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	39,753
4,390	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	Baa2	3,197,983
105	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	80,617
625	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	Baa2	433,525
7,570	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	Baa2	4,989,236
210	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	Baa2	128,841
260	0.000%, 11/15/33	11/31 at 88.44	Baa2	149,635
2,045	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	Baa2	1,104,689
1,130	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	Baa2	537,824
4,370	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	Baa2	1,830,855
2,260	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	Baa2	888,270
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien
	Series 2014C:
600	5.000%, 11/15/33	11/24 at 100.00	Baa1	626,112
400	5.000%, 11/15/34	11/24 at 100.00	Baa1	417,204
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien
	Series 2014A:
1,000	5.000%, 11/15/28	11/24 at 100.00	A3	1,048,540
1,000	5.000%, 11/15/30	11/24 at 100.00	A3	1,045,860
3,440	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/31 at 53.78	A3	1,209,917
	0.000%, 11/15/41 – NPFG Insured
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	Baa2	529,880
	0.000%, 11/15/33 – NPFG Insured
1,000	Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee	12/31 at 100.00	N/R	960,840
	Revenue Bonds, Senior Lien Series 2022A, 4.000%, 12/01/39
7,570	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A,	7/28 at 100.00	A1	8,020,036
	5.000%, 7/01/41 (AMT)
2,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series	7/22 at 100.00	A (4)	2,011,780
	2012A, 5.000%, 7/01/31 (Pre-refunded 7/01/22) (AMT)
5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	B	5,305,150
	Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	Ba3	390,629
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)
1,885	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	B–	1,998,194
	Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	B–	1,060,310
	Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)
2,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series	11/22 at 100.00	AA (4)	2,036,680
	2012D, 5.000%, 11/15/42 (Pre-refunded 11/15/22)
3,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series	11/28 at 100.00	Aa2	3,353,100
	2018D, 5.000%, 11/15/36
2,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A,	3/27 at 100.00	AA	2,191,960
	5.000%, 3/01/31
1,015	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and	9/24 at 100.00	A	1,060,726
	Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
$ 3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	AA	$ 2,938,292
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA	3,607,596
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	2,313,571
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	8,502,443
1,470	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	994,999
	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien
	Series 1998A:
4,680	0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA+	4,634,183
12,030	0.000%, 12/01/22 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	11,910,181
1,360	Jacksonville Independent School District, Cherokee County, Texas, General Obligation	2/24 at 100.00	Aaa	1,424,002
	Bonds, School Building Series 2014, 5.000%, 2/15/39 (Pre-refunded 2/15/24)
2,675	Laredo Community College District, Webb County, Texas, General Obligation Bonds,	8/24 at 100.00	AA– (4)	2,823,917
	Series 2014, 5.000%, 8/01/34 (Pre-refunded 8/01/24)
	Leander Independent School District, Williamson and Travis Counties, Texas, General
	Obligation Bonds, Refunding Series 2015A:
8,000	4.000%, 8/15/37	8/25 at 100.00	AAA	8,242,720
2,275	5.000%, 8/15/40	8/25 at 100.00	AAA	2,425,605
1,750	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds	11/25 at 100.00	A1	1,821,925
	Series 2015, 5.000%, 11/01/35 (AMT)
6,500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/26 at 100.00	A+	6,933,420
	Transmission Services Corporation Project, Refunding Series 2016, 5.000%, 5/15/46
1,350	Lubbock Independent School District, Lubbock County, Texas, General Obligation Bonds,	2/23 at 100.00	AAA	1,383,710
	School Building Series 2013A, 5.000%, 2/15/43 (Pre-refunded 2/15/23)
9,180	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds,	No Opt. Call	A	10,184,292
	Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,000	5.750%, 12/01/33	12/25 at 100.00	B1	1,021,350
3,000	6.125%, 12/01/38	12/25 at 100.00	B1	3,081,930
2,835	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project,	5/22 at 105.00	BB–	2,932,552
	Senior Lien Series 2018, 4.625%, 10/01/31 (AMT), 144A
4,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	AA	4,879,938
	Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M
	University Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured
565	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	7/21 at 100.00	N/R (4)	601,770
	Presbyterian Healthcare System, Series 1996A, 5.750%, 6/01/26 – NPFG Insured (ETM)
885	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA (4)	894,098
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32 (Pre-refunded 8/15/22)
3,860	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding	12/22 at 100.00	AA–	3,922,300
	Senior Lien Series 2013, 5.000%, 12/15/33
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible
	Capital Appreciation Series 2011C:
4,030	0.000%, 9/01/43 (Pre-refunded 9/01/31) (8)	9/31 at 100.00	N/R (4)	4,974,189
8,470	6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (4)	11,121,703
7,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital	1/25 at 100.00	A+ (4)	7,726,740
	Appreciation Series 2008I, 6.500%, 1/01/43 (Pre-refunded 1/01/25)
2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	1,489,475
	0.000%, 1/01/36 – AGC Insured
10,260	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A+	10,424,160
	5.000%, 1/01/40
4,555	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A,	1/29 at 100.00	A+	4,455,838
	4.000%, 1/01/44

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
$ 13,355	5.000%, 1/01/33	1/25 at 100.00	A	$ 14,010,063
1,000	5.000%, 1/01/34	1/25 at 100.00	A	1,048,270
1,000	Nueces River Authority, Texas, Water Supply Revenue Bonds, Corpus Christi Lake Texana	7/25 at 100.00	AA–	1,077,740
	Project, Refunding Series 2015, 5.000%, 7/15/26
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E,	No Opt. Call	Aaa	909,891
	0.000%, 10/01/35
4,000	Prosper Independent School District, Collin County, Texas, General Obligation Bonds,	2/25 at 100.00	AAA	4,211,440
	Refunding Series 2015, 5.000%, 2/15/40
205	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series	2/24 at 100.00	Ba1	209,984
	2014A, 5.125%, 2/01/39
2,500	San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, 5.000%,	7/22 at 100.00	A1	2,512,825
	7/01/27 (AMT)
2,640	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2015B,	5/25 at 100.00	AA	2,804,525
	5.000%, 5/15/34
1,000	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2018A,	5/28 at 100.00	AA	1,095,290
	5.000%, 5/15/48
1,925	Stephen F. Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series	10/28 at 100.00	AA–	2,105,276
	2016, 5.000%, 10/15/42
515	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	9/23 at 100.00	A (4)	534,931
	Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33
	(Pre-refunded 9/01/23)
2,700	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	4/32 at 100.00	N/R	2,673,162
	Revenue Bonds, Methodist Hospital of Dallas, Series 2022, 4.000%, 10/01/42
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	5/26 at 100.00	AA–	1,355,013
	Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/32
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	8/26 at 100.00	AA	2,163,160
	Texas Health Resources System, Series 2016A, 5.000%, 2/15/41
2,415	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A2	2,586,996
	Senior Lien Series 2008D, 6.250%, 12/15/26
530	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE	12/29 at 100.00	Baa2	531,707
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien
	Series 2019A, 4.000%, 12/31/39
19,735	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue	12/25 at 100.00	Baa3	20,529,334
	Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%,
	12/31/55 (AMT)
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue
	Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	1,413,538
4,040	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,262,927
29,000	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue	6/29 at 100.00	Baa3	29,966,860
	Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, 5.000%,
	6/30/58 (AMT)
	Texas State, General Obligation Bonds, Texas Transportation Commission, Highway
	Improvement Series 2014:
800	5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	838,736
1,200	5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	AAA	1,260,408
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund,	4/24 at 100.00	AAA	2,100,680
	Refunding Series 2014, 5.000%, 10/01/34 (Pre-refunded 4/01/24)
9,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/22 at 100.00	A (4)	9,526,940
	First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	First Tier Series 2015B:
$ 8,335	0.000%, 8/15/36	8/24 at 59.60	A	$ 4,584,083
10,960	5.000%, 8/15/37	8/24 at 100.00	A	11,465,146
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	Second Tier Series 2015C:
2,100	5.000%, 8/15/33	8/24 at 100.00	A–	2,170,203
15,750	5.000%, 8/15/42	8/24 at 100.00	A–	16,210,215
10,000	Texas Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2016A,	10/26 at 100.00	AAA	11,001,000
	5.000%, 10/01/30 (UB) (5)
1,875	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll	2/29 at 100.00	Baa3	1,958,812
	Series 2019A, 5.000%, 8/01/57
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	1,964,470
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A	9,648,864
3,830	0.000%, 8/15/24 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	3,622,491
21,170	0.000%, 8/15/24 – AMBAC Insured	No Opt. Call	A	19,806,229
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master
	Trust Series 2017A:
10,000	4.000%, 10/15/42 (UB) (5)	10/27 at 100.00	AAA	10,334,800
5,000	5.000%, 10/15/42 (5)	10/27 at 100.00	AAA	5,493,150
16,600	5.000%, 10/15/42 (5)	10/27 at 100.00	AAA	18,237,258
5,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master	10/28 at 100.00	AAA	5,469,650
	Trust Series 2018B, 5.000%, 4/15/49
2,490	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds,	9/25 at 100.00	Baa2	2,582,180
	Infrastructure Improvement Facilities, Series 2018, 5.000%, 9/01/40
1,735	Via Metropolitan Transit Advanced Transportation District, Texas, Sales Tax Revenue	8/24 at 100.00	AA+ (4)	1,835,491
	Bonds, Refunding & Improvement Series 2014, 5.000%, 8/01/38 (Pre-refunded 8/01/24)
1,150	Waco Education Finance Corporation, Texas, Revenue Bonds, Baylor University, Series	3/31 at 100.00	A+	1,146,573
	2021, 4.000%, 3/01/40
205	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	5/22 at 100.00	CC	205,525
	Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (AMT)
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds,
	Capital Appreciation Series 2015:
780	0.000%, 8/15/50 (Pre-refunded 8/15/25)	8/25 at 35.55	Aaa	255,154
6,220	0.000%, 8/15/50	8/25 at 35.55	Aaa	1,956,563
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds,
	School Building Series 2015B:
1,000	0.000%, 8/15/45 (Pre-refunded 8/15/25)	8/25 at 44.15	Aaa	406,250
8,000	0.000%, 8/15/45	8/25 at 44.15	Aaa	3,140,320
634,255	Total Texas			608,238,170
	Utah – 1.7% (1.0% of Total Investments)
27,055	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%,	7/27 at 100.00	A	28,405,856
	7/01/47 (AMT)
4,500	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%,	7/28 at 100.00	A	4,736,340
	7/01/48 (AMT)
9,850	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, 5.000%,	7/31 at 100.00	N/R	10,557,427
	7/01/51 (AMT)
5,795	Utah Charter School Finance Authority, Charter School Revenue Bonds, Hawthorn Academy	4/26 at 100.00	AA	6,034,913
	Project, Series 2016, 5.000%, 10/15/46
	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012:
1,665	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (4)	1,672,376
2,445	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	AA (4)	2,455,831
51,310	Total Utah			53,862,743

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virgin Islands – 0.3% (0.2% of Total Investments)
$ 3,825	Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds,	No Opt. Call	N/R	$ 3,991,808
	Series 2022A, 5.000%, 10/01/30
120	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement	5/22 at 100.00	A1	120,161
	Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31
1,800	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note	9/25 at 100.00	A	1,907,676
	Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	5/22 at 100.00	Baa2	2,028,500
	Series 2006, 5.000%, 10/01/27 – FGIC Insured
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital	10/24 at 100.00	AA	2,322,992
	Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding	5/22 at 100.00	CCC	710,918
	Series 2007A, 5.000%, 7/01/24
10,715	Total Virgin Islands			11,082,055
	Virginia – 2.5% (1.5% of Total Investments)
670	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College,	5/22 at 100.00	BB–	646,463
	Series 2006, 5.000%, 9/01/26
560	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue	7/30 at 100.00	AA–	557,222
	Bonds, Virginia Hospital Center, Series 2020, 4.000%, 7/01/45
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB+	520,413
	Appreciation Series 2012B, 0.000%, 7/15/40 (8)
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds,	5/28 at 100.00	AA+	1,000,100
	Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (5)
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue	5/22 at 100.00	AA+	1,003,590
	Bonds, FHA-Insured Mortgage – Cedar Ridge Project, Series 2007, 4.850%, 10/01/48 (AMT)
12,000	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads	1/28 at 100.00	AA+ (4)	13,412,640
	Transportation Fund Revenue Bonds, Senior Lien Series 2018A, 5.000%, 7/01/52
	(Pre-refunded 1/01/28)
2,400	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/22 at 100.00	N/R (4)	2,438,448
	Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)
3,180	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra	1/32 at 100.00	A–	3,034,674
	Health Obligated Group, Refunding Series 2021, 4.000%, 1/01/55
	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue
	Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B:
2,000	4.000%, 11/01/33 (Pre-refunded 11/01/22)	11/22 at 100.00	AA– (4)	2,023,720
3,000	5.000%, 11/01/46 (Pre-refunded 11/01/22)	11/22 at 100.00	AA– (4)	3,050,280
6,115	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed	5/22 at 100.00	B–	6,122,827
	Bonds, Series 2007B1, 5.000%, 6/01/47
15,605	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform	6/27 at 100.00	BBB	16,029,768
	66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)
	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC
	Project, Refunding Senior Lien Series 2022:
5,500	5.000%, 12/31/47 (AMT)	12/32 at 100.00	N/R	5,879,225
2,355	4.000%, 1/01/48 (AMT)	1/32 at 100.00	N/R	2,204,751
4,260	5.000%, 12/31/57 (AMT)	12/32 at 100.00	N/R	4,520,073
	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing,
	OPCO LLC Project, Senior Lien Series 2012:
4,225	6.000%, 1/01/37 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	BBB (4)	4,254,491
14,375	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	14,464,125
78,760	Total Virginia			81,162,810

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington – 3.8% (2.3% of Total Investments)
$ 2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station,	7/24 at 100.00	Aa2	$ 2,093,360
	Refunding Series 2014A, 5.000%, 7/01/40
2,375	Grant County Public Utility District 2, Washington, Revenue Bonds, Priest Rapids	1/26 at 100.00	AA (4)	2,579,939
	Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41 (Pre-refunded 1/01/26)
14,380	King County Public Hospital District 2, Washington, General Obligation Bonds,	12/29 at 100.00	Aa3	14,929,460
	EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
2,270	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A2	2,380,186
14,955	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, 5.000%,	5/27 at 100.00	AA–	15,977,623
	5/01/42 (AMT)
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A:
6,000	5.000%, 5/01/36 (AMT)	5/27 at 100.00	AA–	6,447,300
4,515	5.000%, 5/01/43 (AMT)	5/27 at 100.00	AA–	4,817,324
1,145	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%,	4/29 at 100.00	AA–	1,231,894
	4/01/44 (AMT)
12,550	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2021C,	8/31 at 100.00	AA–	13,449,584
	5.000%, 8/01/46 (AMT)
15,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement	7/31 at 100.00	AA	15,272,850
	Series 2021A, 4.000%, 7/01/51
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue	6/23 at 100.00	A1 (4)	10,315,700
	Bonds, Series 2013A, 5.000%, 5/01/43 (Pre-refunded 6/01/23)
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health &	10/22 at 100.00	AA–	4,047,080
	Services, Refunding Series 2012A, 5.000%, 10/01/32
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2 (4)	1,014,270
	Series 2012A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)
11,500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	4/25 at 100.00	Aa2	12,017,500
	Series 2015A, 5.000%, 10/01/45 (UB)
6,200	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/31 at 100.00	Baa1	4,252,766
	Bonds, Refunding Series2021B. Exchange Purchase, 3.000%, 7/01/58
2,525	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle	5/30 at 100.00	A	2,501,416
	University, Series 2020, 4.000%, 5/01/45
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement	1/23 at 100.00	BBB–	321,197
	Community, Refunding Series 2012, 5.000%, 1/01/48
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C,	No Opt. Call	Aaa	6,141,096
	0.000%, 6/01/24 – NPFG Insured
117,215	Total Washington			119,790,545
	West Virginia – 1.0% (0.6% of Total Investments)
7,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/23 at 100.00	A (4)	7,227,640
	Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	(Pre-refunded 6/01/23)
15,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/28 at 100.00	A	15,959,700
	Health System Obligated Group, Series 2018A, 5.000%, 6/01/52
2,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health	6/27 at 100.00	A	2,162,300
	System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42
7,000	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2021,	6/31 at 100.00	AA–	7,019,460
	4.000%, 6/01/51
31,000	Total West Virginia			32,369,100

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 2.0% (1.2% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$ 34	0.000%, 1/01/47, 144A (7)	No Opt. Call	N/R	$ 772
30	0.000%, 1/01/48, 144A (7)	No Opt. Call	N/R	651
29	0.000%, 1/01/49, 144A (7)	No Opt. Call	N/R	614
28	0.000%, 1/01/50, 144A (7)	No Opt. Call	N/R	560
28	0.000%, 1/01/51, 144A (7)	No Opt. Call	N/R	530
36	0.000%, 1/01/52, 144A (7)	No Opt. Call	N/R	650
36	0.000%, 1/01/53, 144A (7)	No Opt. Call	N/R	617
35	0.000%, 1/01/54, 144A (7)	No Opt. Call	N/R	570
34	0.000%, 1/01/55, 144A (7)	No Opt. Call	N/R	536
33	0.000%, 1/01/56, 144A (7)	No Opt. Call	N/R	506
1,811	5.500%, 7/01/56, 144A (7)	3/28 at 100.00	N/R	1,103,661
37	0.000%, 1/01/57, 144A (7)	No Opt. Call	N/R	535
36	0.000%, 1/01/58, 144A (7)	No Opt. Call	N/R	500
35	0.000%, 1/01/59, 144A (7)	No Opt. Call	N/R	469
34	0.000%, 1/01/60, 144A (7)	No Opt. Call	N/R	437
34	0.000%, 1/01/61, 144A (7)	No Opt. Call	N/R	411
33	0.000%, 1/01/62, 144A (7)	No Opt. Call	N/R	383
32	0.000%, 1/01/63, 144A (7)	No Opt. Call	N/R	360
31	0.000%, 1/01/64, 144A (7)	No Opt. Call	N/R	340
31	0.000%, 1/01/65, 144A (7)	No Opt. Call	N/R	318
33	0.000%, 1/01/66, 144A (7)	No Opt. Call	N/R	321
401	0.000%, 1/01/67, 144A (7)	No Opt. Call	N/R	3,534
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, Second Tier Series 2018B:
59	0.000%, 1/01/46, 144A (7)	No Opt. Call	N/R	1,424
59	0.000%, 1/01/47, 144A (7)	No Opt. Call	N/R	1,323
58	0.000%, 1/01/48, 144A (7)	No Opt. Call	N/R	1,266
58	0.000%, 1/01/49, 144A (7)	No Opt. Call	N/R	1,206
57	0.000%, 1/01/50, 144A (7)	No Opt. Call	N/R	1,120
62	0.000%, 1/01/51, 144A (7)	No Opt. Call	N/R	1,181
1,607	1.000%, 7/01/51, 144A (7)	3/28 at 100.00	N/R	829,734
62	0.000%, 1/01/52, 144A (7)	No Opt. Call	N/R	1,108
61	0.000%, 1/01/53, 144A (7)	No Opt. Call	N/R	1,052
61	0.000%, 1/01/54, 144A (7)	No Opt. Call	N/R	997
60	0.000%, 1/01/55, 144A (7)	No Opt. Call	N/R	944
59	0.000%, 1/01/56, 144A (7)	No Opt. Call	N/R	898
59	0.000%, 1/01/57, 144A (7)	No Opt. Call	N/R	851
58	0.000%, 1/01/58, 144A (7)	No Opt. Call	N/R	805
57	0.000%, 1/01/59, 144A (7)	No Opt. Call	N/R	771
57	0.000%, 1/01/60, 144A (7)	No Opt. Call	N/R	727
56	0.000%, 1/01/61, 144A (7)	No Opt. Call	N/R	684
56	0.000%, 1/01/62, 144A (7)	No Opt. Call	N/R	651
55	0.000%, 1/01/63, 144A (7)	No Opt. Call	N/R	616
54	0.000%, 1/01/64, 144A (7)	No Opt. Call	N/R	590
54	0.000%, 1/01/65, 144A (7)	No Opt. Call	N/R	556
53	0.000%, 1/01/66, 144A (7)	No Opt. Call	N/R	513
693	0.000%, 1/01/67, 144A (7)	No Opt. Call	N/R	6,110
10,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical	6/30 at 100.00	A+	9,876,600
	Center Project, Refunding Series 2020A, 4.000%, 6/01/45
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian	7/23 at 100.00	N/R (4)	5,165,400
	HealthCare, Inc., Series 2013B, 5.000%, 7/01/36 (Pre-refunded 7/01/23)
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc.	8/31 at 100.00	AA–	3,830,880
	Obligated Group, Inc. Project, Series 2021, 4.000%, 8/15/46
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc.
	Project, Series 2021:
1,690	4.000%, 10/01/41	10/28 at 102.00	N/R	1,496,934
2,000	4.000%, 10/01/61	10/28 at 102.00	N/R	1,563,640

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 2,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	7/27 at 100.00	A+	$ 2,449,050
	Agnesian HealthCare, Inc., Series 2017, 4.000%, 7/01/47
10,225	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	5/26 at 100.00	AA+	10,663,755
	Ascension Health Alliance Senior Credit Group, Series 2016A, 4.500%, 11/15/39
1,870	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Beloit	7/26 at 100.00	A	1,838,210
	Health System, Inc., Series 2016, 4.000%, 7/01/46
4,220	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	8/27 at 100.00	AA	4,251,397
	Children’s Hospital of Wisconsin, Inc., Series 2017, 4.000%, 8/15/42
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Marshfield Clinic, Series 2016A:
12,440	5.000%, 2/15/42	2/26 at 100.00	A–	13,239,394
6,000	5.000%, 2/15/46	2/26 at 100.00	A–	6,374,520
1,525	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood	1/27 at 103.00	N/R	1,203,820
	Lutheran Senior Ministries, Series 2021, 4.000%, 1/01/57
67,856	Total Wisconsin			63,926,002
$ 5,465,785	Total Municipal Bonds (cost $5,217,896,232)			5,258,059,009

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 0.0% (0.0% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc			$ 113,410
32,524	Invesco Quality Municipal Income Trust			336,949
	Total Investment Companies (cost $530,611)			450,359

Principal			Reference
Amount (000)	Description (1)	Coupon (9)	Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 0.0% (0.0% of Total Investments) (9)
	National – 0.0% (0.0% of Total Investments)
$ 151	Lombard Starwood Westin Hotel Conference Center and Hotel	7.5000%	N/A	N/A	12/31/23	N/R	$ 151,012
	Project Revenue Bonds, Term Loan, 7.500%, 12/31/23
	(cash 7.500%, PIK 7.500%) (11)
$ 151	Total Variable Rate Senior Loan Interests (cost $151,012)						151,012
	Total Long-Term Investments (cost $5,218,577,855)						5,258,660,380

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.1% of Total Investments)
	MUNICIPAL BONDS – 0.2% (0.1% of Total Investments)
	National – 0.2% (0.1% of Total Investments)
$ 7,100	Invesco Municipal Opportunity Trust Variable Rate Munifund Term Preferred Shares	No Opt. Call	AA	$ 7,100,000
	Series 2015/6VMO, 0.590%, 12/01/24 (AMT) (12)
$ 7,100	Total Short-Term Investments (cost $7,100,000)			7,100,000
	Total Investments (cost $5,225,677,855) – 164.9%			5,265,760,380
	Floating Rate Obligations – (3.3)%			(104,235,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (22.8)% (13)			(727,192,480)
	MuniFund Preferred Shares, net of deferred offering costs – (21.3)% (14)			(678,446,231)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (19.8)% (15)			(630,641,499)
	Other Assets Less Liabilities – 2.3%			67,270,633
	Net Assets Applicable to Common Shares – 100%			$ 3,192,515,803

NAD	Nuveen Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(10)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11)	Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(12)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(13)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 13.8%.
(14)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.9%.
(15)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.0%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from regis tration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 164.7% (99.8% of Total Investments)
	MUNICIPAL BONDS – 164.7% (99.8% of Total Investments)
	Alabama – 1.2% (0.7% of Total Investments)
$ 2,150	Autauga County Board of Education, Alabama, Special Tax Warrants, Series 2021,	10/31 at 100.00	N/R	$ 2,116,933
	4.000%, 4/01/46
	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020:
875	4.000%, 7/01/35 – BAM Insured	7/30 at 100.00	AA	894,600
1,000	4.000%, 7/01/37 – BAM Insured	7/30 at 100.00	AA	1,017,330
975	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	AA	982,859
1,430	Gardendale, Alabama, General Obligation Warrants, Series 2021B, 4.000%, 5/01/46	5/31 at 100.00	AA–	1,407,992
4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama,	2/26 at 100.00	A–	4,502,238
	Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41
23,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A2	25,196,323
	5.000%, 9/01/46
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds,	4/25 at 100.00	N/R	5,021,667
	Spring Hill College Project, Series 2015, 5.875%, 4/15/45
5,310	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone	5/29 at 100.00	N/R	5,248,563
	Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A
44,065	Total Alabama			46,388,505
	Alaska – 0.0% (0.0% of Total Investments)
495	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed	6/31 at 100.00	BBB+	459,474
	Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
	Arizona – 1.6% (1.0% of Total Investments)
3,815	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for	8/30 at 100.00	Aa3	3,843,345
	Economic and Educational Development, Refunding Series 2020A, 4.000%, 8/01/44
1,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of	7/27 at 100.00	AA–	1,078,033
	Math & Science Projects, Series 2017A, 5.000%, 7/01/51
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series	7/25 at 100.00	AA	7,583,807
	2015B, 5.000%, 7/01/43 – AGM Insured
1,315	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds,	9/28 at 100.00	A+	1,432,101
	HonorHealth, Series 2019A, 5.000%, 9/01/42
5,135	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health,	1/27 at 100.00	AA–	5,192,050
	Refunding Series 2016A, 4.000%, 1/01/36
6,355	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien	7/29 at 100.00	A1	6,357,415
	Series 2019A, 4.000%, 7/01/44
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion
	Project, Series 2005B:
6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	8,021,683
10,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	12,389,900
3,035	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical	4/31 at 100.00	A	2,947,744
	Center, Series 2021A, 4.000%, 4/01/46
3,000	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A,	8/28 at 100.00	AA	3,299,610
	5.000%, 8/01/47
11,080	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy	No Opt. Call	A3	12,137,697
	Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
58,420	Total Arizona			64,283,385
	Arkansas – 0.1% (0.1% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	5/22 at 100.00	N/R	5,087,823
	5/01/28 – ACA Insured

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California – 8.4% (5.1% of Total Investments)
$ 22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series	No Opt. Call	A	$ 15,513,098
	1999A, 0.000%, 10/01/32 – NPFG Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA	3,492,976
	Series 2005B, 0.000%, 8/01/28 – AGM Insured
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties,	No Opt. Call	Aa3	2,695,933
	California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2013S-4:
5,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	5,139,300
6,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	6,694,480
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	4/24 at 100.00	AA (4)	10,499,600
	Series 2014F-1, 5.000%, 4/01/54 (Pre-refunded 4/01/24)
8,000	Beverly Hills Unified School District, Los Angeles County, California, General	No Opt. Call	AA+	5,438,960
	Obligation Bonds, Series 2009, 0.000%, 8/01/33
	Burbank Unified School District, Los Angeles County, California, General Obligation
	Bonds, Election 2013, Series 2015A:
2,250	0.000%, 8/01/32 (Pre-refunded 2/01/25) (5)	2/25 at 100.00	Aa2 (4)	2,261,857
1,350	0.000%, 8/01/33 (Pre-refunded 2/01/25) (5)	2/25 at 100.00	Aa2 (4)	1,357,115
160	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	BBB–	166,682
	Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	3,143,907
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	5,515,043
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	6,912,745
1,350	0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	677,403
1,330	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health,	4/30 at 100.00	BBB+	1,257,089
	Series 2020A, 4.000%, 4/01/49
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard
	Children’s Hospital, Series 2012A:
3,000	5.000%, 8/15/51 (6)	8/22 at 100.00	AA–	3,030,930
10,000	5.000%, 8/15/51 (6)	8/22 at 100.00	AA–	10,103,100
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health	7/23 at 100.00	AA– (4)	547,347
	System, Series 2013A, 5.000%, 7/01/37 (Pre-refunded 7/01/23)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
485	8.899%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA (4)	494,996
525	8.906%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA (4)	535,831
1,285	8.906%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA (4)	1,311,510
2,230	California Municipal Finance Authority, Revenue Bonds, Community Health System, Series	2/32 at 100.00	N/R	2,133,263
	2021A, 4.000%, 2/01/51
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center,	7/27 at 100.00	Baa2	1,594,980
	Refunding Series 2017A, 5.000%, 7/01/42
965	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series	10/26 at 100.00	BBB–	1,031,093
	2017, 5.000%, 10/15/47
2,930	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	11/23 at 100.00	Aa3	3,031,905
	Series 2013I, 5.000%, 11/01/38
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017,	8/26 at 100.00	Aa2	5,116,050
	4.000%, 8/01/36
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 –	5/22 at 100.00	Aa2	5,012
	AMBAC Insured
9,130	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB	9,670,039
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Community Development Authority, Revenue Bonds, Daughters of
	Charity Health System, Series 2005A:
$ 333	5.750%, 7/01/30 (7), (8)	1/22 at 100.00	N/R	$ 299,040
427	5.750%, 7/01/35 (7), (8)	1/22 at 100.00	N/R	383,877
512	5.500%, 7/01/39 (7), (8)	1/22 at 100.00	N/R	460,653
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System	No Opt. Call	AA+	8,208,725
	Improvement Project, Series 1999a, 0.000%, 8/01/29 – AMBAC Insured
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds,	No Opt. Call	AA+ (4)	4,395,387
	Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
3,330	Contra Costa Community College District, Contra Costa County, California, General	8/23 at 100.00	AA+ (4)	3,449,813
	Obligation Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38 (Pre-refunded 8/01/23)
7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	4,964,726
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
910	0.000%, 1/15/42 (5)	1/31 at 100.00	A–	1,008,426
3,350	5.750%, 1/15/46 (Pre-refunded 1/15/24)	1/24 at 100.00	A–- (4)	3,544,702
8,350	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	A– (4)	8,865,612
118,565	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	12/31 at 27.75	N/R	12,819,248
	Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66
7,125	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-	6/22 at 100.00	B– (4)	7,146,874
	Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37 (Pre-refunded 6/01/22)
1,490	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R (4)	1,494,232
	Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47 (Pre-refunded 6/01/22)
1,865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R (4)	1,870,595
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)
5,000	Huntington Beach Union High School District, Orange County, California, General	No Opt. Call	Aa2	3,478,900
	Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	2,928,675
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured
1,500	Lincoln Unified School District, Placer County, California, Special Tax Bonds, Community	No Opt. Call	N/R	1,284,315
	Facilities District 1, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds,	5/22 at 100.00	N/R (4)	998,184
	Series 1994, 5.375%, 2/15/34 (ETM)
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds,	No Opt. Call	AA–	2,115,056
	Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured
10,335	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	Aa1	10,103,909
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)
5,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	A	6,837,380
	Series 2009B, 6.500%, 11/01/39
240	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	10/21 at 100.00	N/R (4)	247,692
	5.125%, 12/01/23 – AMBAC Insured (ETM)
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding	No Opt. Call	AA	8,955,051
	Series 2009, 0.000%, 8/01/34 – AGC Insured
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General	No Opt. Call	AA	1,970,350
	Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/29
2,585	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	Baa2	2,739,635
	Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	5/21 at 100.00	Aa1 (4)	1,729,562
1,745	5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	N/R (4)	2,075,224
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AA	785,900
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	A2	$ 1,859,380
	Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%,	No Opt. Call	AA	5,949,981
	8/01/33 – AGC Insured
1,505	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue	No Opt. Call	AA+ (4)	1,566,103
	Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation	No Opt. Call	AA	1,475,388
	Bonds, Series 2011A, 0.000%, 8/01/28
625	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/31 at 100.00	A	596,913
	RCTC 91 Express Lanes, Refunding Series 2021B-1, 4.000%, 6/01/46
760	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/23 at 100.00	A (4)	789,374
	Series 2013A, 5.750%, 6/01/44 (Pre-refunded 6/01/23)
1,010	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	Aaa (4)	1,038,593
	Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds,
	Subordinate Series 2021A:
5,700	4.000%, 7/01/51	7/31 at 100.00	N/R	5,638,782
10,000	4.000%, 7/01/56	7/31 at 100.00	N/R	9,870,700
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/23 at 100.00	A1	4,079,520
	International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
6,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/32 at 100.00	N/R	5,876,520
	International Airport, Governmental Purpose, Second Series 2022B, 4.000%, 5/01/52
8,075	San Francisco City and County Public Utilities Commission, California, Water Revenue	11/30 at 100.00	Aa2	7,958,962
	Bonds, Local Water Series 2020C, 4.000%, 11/01/50
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Bonds, Refunding Senior Lien Series 2014A:
10,595	5.000%, 1/15/44 (Pre-refunded 1/15/25)	1/25 at 100.00	A– (4)	11,300,627
32,725	5.000%, 1/15/50 (Pre-refunded 1/15/25)	1/25 at 100.00	A– (4)	34,904,485
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	No Opt. Call	Baa2	7,049,361
	Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
2,965	San Juan Unified School District, Sacramento County, California, General Obligation	No Opt. Call	Aa2	2,455,821
	Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation	No Opt. Call	Aaa	3,558,603
	Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	7,485,975
	Election Series 2012G, 0.000%, 8/01/39 – AGM Insured
	San Ysidro School District, San Diego County, California, General Obligation Bonds,
	Refunding Series 2015:
5,000	0.000%, 8/01/46	8/25 at 32.80	AA	1,453,100
6,570	0.000%, 8/01/47	8/25 at 30.90	AA	1,797,946
2,630	Union Elementary School District, Santa Clara County, California, General Obligation	No Opt. Call	AA+	2,388,697
	Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured
480,857	Total California			333,628,818
	Colorado – 12.8% (7.8% of Total Investments)
1,365	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series	12/24 at 102.00	N/R	1,360,755
	2019, 5.000%, 12/01/51
6,600	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series	12/26 at 103.00	N/R	5,306,862
	2021, 4.375%, 12/01/52
500	Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax General	12/25 at 103.00	N/R	466,900
	Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,140	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General	12/30 at 100.00	AA	$ 1,175,671
	Obligation Limited Tax Bonds, Refunding & Improvement Series 2020, 4.000%, 12/01/45 –
	AGM Insured
1,060	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Improvement	12/23 at 103.00	N/R	1,063,254
	Series 2018, 5.250%, 12/01/48
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &
	Improvement Series 2017:
1,575	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,584,655
3,620	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	3,599,656
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds,	12/23 at 100.00	BBB	1,282,763
	Refunding Series 2013A, 5.375%, 12/01/33
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds,	12/23 at 100.00	BB+	115,675
	Refunding Series 2014, 5.000%, 12/01/43
3,500	Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue Bonds, Series	8/30 at 100.00	AA	3,572,415
	2020, 4.000%, 8/01/50 – BAM Insured
1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/24 at 100.00	BB	1,727,387
	Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The
	Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,005	5.000%, 6/01/34 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	2,233,209
4,615	5.000%, 6/01/35 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	5,140,279
7,205	5.000%, 6/01/36 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	8,025,073
8,715	5.000%, 6/01/37 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	9,706,941
4,105	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	4,572,231
8,545	5.000%, 6/01/47 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	9,517,592
10,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated	11/29 at 100.00	AA	9,807,900
	Group, Series 2019A, 4.000%, 11/15/43
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated
	Group, Series 2021A:
17,905	4.000%, 11/15/46	11/31 at 100.00	AA	17,517,178
3,600	4.000%, 11/15/50	11/31 at 100.00	AA	3,477,528
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	1/23 at 100.00	BBB+ (4)	5,107,750
	Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital	12/23 at 100.00	A+	5,185,950
	Colorado Project, Series 2013A, 5.000%, 12/01/36
3,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living	1/24 at 102.00	N/R	3,112,098
	Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
11,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	10,557,833
	Series 2019A-1, 4.000%, 8/01/44
26,025	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	24,668,056
	Series 2019A-2, 4.000%, 8/01/49 (UB)
4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living	12/27 at 103.00	A–	4,228,044
	Communities & Services, Series 2020A, 4.000%, 12/01/50
2,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/22 at 100.00	N/R (4)	2,382,101
	Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42 (Pre-refunded 6/01/22)
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	N/R (4)	1,037,110
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project,	5/27 at 100.00	BB+	794,445
	Refunding & Improvement Series 2017A, 5.250%, 5/15/37
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center,	9/25 at 100.00	Baa1	1,500,690
	Refunding Series 2015B, 4.000%, 9/01/34
10,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center,	9/30 at 100.00	Baa1	9,287,392
	Series 2020A, 4.000%, 9/01/50

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 5,275	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series	11/29 at 100.00	AA–	$ 5,164,330
	2019A, 4.000%, 11/01/39
3,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System,	1/30 at 100.00	AA–	3,314,817
	Refunding Series 2019A, 4.000%, 1/01/37
10,880	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System,	1/30 at 100.00	AA–	10,793,504
	Refunding Series 2019B, 4.000%, 1/01/40
4,150	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds,	12/24 at 100.00	BBB	4,290,975
	Senior Lien Series 2017, 5.000%, 12/31/56
	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax
	General Obligation Bonds, Refunding & Improvement Series 2018:
1,895	5.625%, 12/01/32	12/23 at 103.00	N/R	1,949,803
2,660	5.875%, 12/01/46	12/23 at 103.00	N/R	2,715,328
	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise
	Revenue Bonds, Series 2017B:
2,000	5.000%, 12/01/42	12/27 at 100.00	A+	2,209,180
1,225	5.000%, 12/01/47	12/27 at 100.00	A+	1,345,271
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/27 at 100.00	Aa3 (4)	1,663,965
	Revenue Bonds, Refunding Series 2016B, 5.000%, 3/01/41 (Pre-refunded 3/01/27)
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	9/27 at 100.00	AA	2,048,800
	Revenue Bonds, Refunding Series 2017A, 4.000%, 3/01/40
6,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/28 at 100.00	AA	6,612,905
	Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43
8,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series	3/30 at 100.00	Aa2	8,041,120
	2020R, 4.000%, 3/15/45
5,000	Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%, 12/15/35	12/28 at 100.00	Aa2	5,165,350
2,505	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/39	12/30 at 100.00	Aa2	2,586,062
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
7,115	5.000%, 8/01/41 (Pre-refunded 8/01/26)	8/26 at 100.00	AA (4)	7,813,337
1,000	5.000%, 8/01/46 (Pre-refunded 8/01/26)	8/26 at 100.00	AA (4)	1,098,150
1,250	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales	12/24 at 103.00	N/R	1,186,050
	Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%,	11/22 at 100.00	AA– (4)	11,341,300
	11/15/37 (Pre-refunded 11/15/22)
12,900	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A+	13,259,265
	2013B, 5.000%, 11/15/43
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	12/28 at 100.00	A+	2,674,900
	2018B, 5.000%, 12/01/48
16,260	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series 2021A,	8/31 at 100.00	AA–	16,368,129
	4.000%, 8/01/51
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center
	Hotel, Refunding Senior Lien Series 2016:
5,120	5.000%, 12/01/32	12/26 at 100.00	Baa2	5,364,224
2,935	5.000%, 12/01/35	12/26 at 100.00	Baa2	3,062,086
1,800	5.000%, 12/01/40	12/26 at 100.00	Baa2	1,868,202
355	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado	12/23 at 103.00	N/R	369,463
	Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	6,169,124
45,540	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	34,781,630
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	11,714,201
49,250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	33,269,852

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
$ 9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	$ 7,665,854
2,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	1,878,504
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	11,219,510
2,200	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater	12/29 at 100.00	AA	2,250,908
	Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/49 – AGM Insured
1,200	El Paso County School District 3, Widefield, Colorado, Certificates of Participation,	12/31 at 100.00	AA	1,223,784
	Recreation Facility Project, Series 2021, 4.000%, 12/01/46 – AGM Insured
2,000	Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020, 4.000%, 12/01/45 –	12/30 at 100.00	AA	2,070,060
	BAM Insured
1,755	Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited	12/30 at 100.00	AA	1,723,884
	Tax Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/50 – AGM Insured
3,000	Foothills Park and Recreation District, Jefferson County, Colorado, Lease Revenue Bonds,	12/31 at 100.00	AA–	3,132,540
	Certificates of Participation, Series 2021, 4.000%, 12/01/41
3,000	Grand County School District 2 East Grand, Colorado, General Obligation Bonds, Series	12/31 at 100.00	N/R	3,083,820
	2022, 4.000%, 12/01/46
2,875	Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%, 12/01/51 –	12/31 at 100.00	AA	2,940,953
	AGM Insured
5,000	Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado, General	12/31 at 100.00	AA	5,155,400
	Obligation Limited Tax Bonds, Convertible to Unlimited Tax, Refunding & Improvement
	Series 2021, 4.000%, 12/01/51 – AGM Insured
2,125	Little Thompson Water District, Colorado, Water Revenue Bonds, Series 2020,	12/30 at 100.00	AA–	2,162,698
	4.000%, 12/01/50
1,000	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General	12/26 at 100.00	BBB+	1,060,600
	Obligation Bonds, Series 2016, 5.000%, 12/01/36
1,000	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series	12/26 at 100.00	AA+	1,042,760
	2017, 4.000%, 12/01/36
1,230	Morgan County Quality Water District, Morgan and Washington Counties, Colorado, Water	12/30 at 100.00	AA	1,256,347
	Revenue Bonds, Series 2020, 4.000%, 12/01/50 – AGM Insured
1,000	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado,	12/31 at 100.00	AA	1,023,870
	Limited Tax General Obligation Bonds, Refunding & Improvement Senior Series 2021A,
	4.000%, 12/01/46 – AGM Insured
1,085	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation	12/22 at 103.00	N/R	1,107,329
	Bonds, Refunding Special Revenue & Improvement Series 2017A, 5.750%, 12/01/47
	Northern Colorado Water Conservancy District Building Corporation, Certificates of
	Participation, Refunding Series 2021:
5,000	4.000%, 7/01/46	7/31 at 100.00	AA+	5,173,900
2,750	4.000%, 7/01/51	7/31 at 100.00	AA+	2,832,280
1,220	Overlook Metropolitan District, Parker, Douglas County, Colorado, General Obligation	12/31 at 100.00	AA	1,257,918
	Limited Tax Bonds, Convertible to Unlimited Tax Refunding Series 2021A, 4.000%, 12/01/51 –
	BAM Insured
17,735	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/25 at 100.00	A	18,619,622
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported
	Revenue Bonds, Series 2019A:
3,040	4.000%, 12/01/37 – AGM Insured	12/29 at 100.00	AA	3,179,323
3,255	4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	AA	3,351,185
2,500	Parker Water and Sanitation District, Douglas County, Colorado, Water and Sewer	11/32 at 100.00	N/R	2,582,300
	Enterprise Revenue Bonds, Refunding & Improvement Series 2022, 4.000%, 11/01/52
600	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project,	12/30 at 100.00	N/R	561,948
	Series 2021A, 4.750%, 12/01/45, 144A

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and
	Special Revenue Bonds, Refunding & Improvement Series 2017:
$ 8,765	5.000%, 12/01/42	12/27 at 100.00	AA	$ 9,360,056
3,600	5.000%, 12/01/47	12/27 at 100.00	AA	3,822,012
3,250	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General	12/26 at 100.00	AA	3,473,892
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 –
	AGM Insured
	Thompson Crossing Metropolitan District 6, Larimer County, Colorado, General Obligation
	Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2020:
835	3.000%, 12/01/30, 144A	No Opt. Call	Ba2	749,705
1,300	5.000%, 12/01/44, 144A	12/30 at 100.00	Ba2	1,284,998
995	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	976,821
	General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/51
1,000	Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise	12/28 at 100.00	AA	907,790
	Revenue Bonds, Green Series 2020, 3.250%, 12/01/45 – BAM Insured
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	AA	4,064,800
	5.000%, 11/15/42
5,000	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2021C-4,	6/31 at 100.00	Aa1	5,032,850
	4.000%, 6/01/51
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46	6/24 at 100.00	Aa1 (4)	15,282,855
	(Pre-refunded 6/01/24)
2,500	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General	12/26 at 100.00	AA	2,579,850
	Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured
5,000	Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020,	12/29 at 100.00	N/R	5,607,250
	5.000%, 12/01/40
2,175	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017,	12/26 at 100.00	AA	2,381,277
	5.000%, 12/15/30
500	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax	3/26 at 103.00	N/R	462,360
	Bonds, Series 2021A-1, 5.000%, 12/01/50
545,095	Total Colorado			510,900,529
	Connecticut – 0.6% (0.3% of Total Investments)
1,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield	7/26 at 100.00	A–	1,727,962
	University, Series 2016Q-1, 5.000%, 7/01/46
2,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean	1/26 at 102.00	BB+	2,848,104
	Affiliates, Series 2020A, 5.000%, 1/01/55, 144A
7,165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac	7/25 at 100.00	A–	7,478,612
	University, Refunding Series 2015L, 5.000%, 7/01/45
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2017I-1:
500	5.000%, 7/01/34	7/27 at 100.00	A	539,510
2,425	5.000%, 7/01/42	7/27 at 100.00	A	2,593,853
7,075	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,	5/30 at 100.00	AA–	7,875,607
	Series 2020A, 5.000%, 5/01/40
21,615	Total Connecticut			23,063,648
	Delaware – 0.4% (0.2% of Total Investments)
3,350	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series	7/23 at 100.00	AA– (4)	3,458,875
	2013, 5.000%, 7/01/32 (Pre-refunded 7/01/23)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project,	12/28 at 100.00	BBB	1,072,370
	Series 2018, 5.000%, 6/01/48
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015,	6/25 at 100.00	AA–	9,565,766
	5.000%, 6/01/55
13,420	Total Delaware			14,097,011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	District of Columbia – 3.6% (2.2% of Total Investments)
$ 1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard	10/22 at 100.00	BB–	$ 1,259,150
	Properties LLC Issue, Series 2013, 5.000%, 10/01/45
107,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	5/22 at 22.78	N/R	22,453,950
	Bonds, Series 2006A, 0.000%, 6/15/46
	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017:
3,500	5.000%, 4/01/35	4/27 at 100.00	A–	3,730,825
60	5.000%, 4/01/36 (Pre-refunded 4/01/27)	4/27 at 100.00	N/R (4)	66,567
3,440	5.000%, 4/01/36	4/27 at 100.00	A–	3,664,322
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
12,455	4.000%, 10/01/44	10/29 at 100.00	A–	12,531,723
5,000	5.000%, 10/01/47	10/29 at 100.00	A–	5,390,650
13,710	4.000%, 10/01/49	10/29 at 100.00	A–	13,670,241
17,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/31 at 100.00	N/R	16,763,360
	Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series
	2022A, 4.000%, 10/01/52 – AGM Insured
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	AA	3,938,900
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%,
	10/01/36 – AGC Insured
32,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA (4)	37,177,280
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%,
	10/01/41 (Pre-refunded 10/01/26) – AGC Insured
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	A–	21,333,960
	Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
1,195	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue	7/30 at 100.00	AA	1,215,626
	Bonds, Series 2020A, 4.000%, 7/15/45
221,610	Total District of Columbia			143,196,554
	Florida – 7.5% (4.5% of Total Investments)
2,800	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/23 at 100.00	BBB	2,829,848
	Academy, Inc. Project, Series 2016, 5.000%, 9/01/46
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	3,014,997
1,585	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2003, 5.500%,	No Opt. Call	AA	1,629,111
	10/01/23 – AMBAC Insured
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges	11/23 at 100.00	N/R (4)	3,768,278
	University, Refunding Series 2013, 6.125%, 11/01/43 (Pre-refunded 11/01/23)
5,810	Collier County, Florida, Tourist Development Tax Revenue Bonds, Series 2018,	10/28 at 100.00	AA+	5,946,651
	4.000%, 10/01/43
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University
	Project, Series 2013A:
8,555	6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	A– (4)	8,859,130
4,280	5.625%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	A– (4)	4,418,544
530	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	9/27 at 100.00	N/R	535,427
	Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%, 9/15/50, 144A
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	Baa2	919,984
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	Baa2	1,352,120
1,690	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A,	10/28 at 100.00	Aa3	1,730,002
	4.000%, 10/01/44
15,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/28 at 100.00	Aa3	16,158,600
	Airport, Series 2018F, 5.000%, 10/01/48 (UB) (6)
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International
	Airport, Subordinate Lien Series 2015B:
5,730	5.000%, 10/01/40 (Pre-refunded 10/01/24)	10/24 at 100.00	A1 (4)	6,077,353
12,885	5.000%, 10/01/44 (Pre-refunded 10/01/24)	10/24 at 100.00	A1 (4)	13,666,089

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 13,145	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida	2/31 at 100.00	A	$ 12,449,761
	Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/55
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series	10/22 at 100.00	Aa3	404,496
	2012, 5.000%, 10/01/30
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	2,586,075
	5.000%, 11/15/45
	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City
	Center/Historic Convention Village, Series 2015A:
3,810	5.000%, 2/01/40 – AGM Insured	2/24 at 100.00	AA	3,947,617
19,145	5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	19,816,607
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami
	Jewish Health System Inc. Project, Series 2017:
205	5.000%, 7/01/32	7/27 at 100.00	BB+	193,295
5,035	5.125%, 7/01/46	7/27 at 100.00	BB+	4,476,417
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/25 at 100.00	A–	7,687,152
	of Miami, Series 2015A, 5.000%, 4/01/45
17,925	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University	4/28 at 100.00	A–	19,082,776
	of Miami, Series 2018A, 5.000%, 4/01/53
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series	5/22 at 100.00	AA	10,048,500
	2010A, 5.000%, 7/01/35
3,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus	8/31 at 100.00	A+	2,962,500
	Children’s Hospital Project, Refunding Series 2021A, 4.000%, 8/01/46
1,210	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral	1/28 at 100.00	BBB–	1,239,379
	Academy, Seres 2018, 5.000%, 1/15/37
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport,	10/24 at 100.00	A2	1,041,500
	Refunding Series 2014B, 5.000%, 10/01/37
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A,	10/26 at 100.00	A	1,603,575
	5.000%, 10/01/41
4,715	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System,	6/27 at 100.00	Aa3	5,202,059
	Series 2017, 5.000%, 6/01/38
1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series	10/22 at 100.00	A+ (4)	1,876,769
	2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding
	Series 2012:
5,500	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	AA (4)	5,532,835
3,000	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	AA (4)	3,017,910
7,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018,	7/28 at 100.00	AA	7,107,590
	4.000%, 7/01/48
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	AA– (4)	5,853,492
	5.000%, 10/01/42 (Pre-refunded 10/01/22)
9,965	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B,	10/29 at 100.00	AA–	9,936,101
	4.000%, 10/01/49
2,400	New Smyrna Beach Utilities Commission, Florida, Utility System Revenue Certificates,	4/30 at 100.00	Aa2	2,416,560
	Refunding Series 2020, 4.000%, 10/01/49
19,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando	4/32 at 100.00	N/R	18,255,200
	Health Obligated Group, Inc., Series 2022, 4.000%, 10/01/52
1,095	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &	10/29 at 91.18	BBB+	709,549
	Improvement Capital Appreciation Series 2019A-2, 0.000%, 10/01/32
5,045	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &	10/29 at 100.00	BBB+	5,342,201
	Improvement Series 2019A-1, 5.000%, 10/01/49
10,120	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist	8/29 at 100.00	AA–	9,958,485
	Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49
5,680	Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue	11/26 at 100.00	A–	6,128,095
	Bonds, ACTS Retirement – Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/32

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 255	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences	6/22 at 102.00	N/R	$ 261,253
	of Boca Raton Project, Series 2014A, 7.250%, 6/01/34
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	AA	6,690,985
	4.000%, 5/01/33
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health
	Systems of South Florida Obligated Group, Refunding Series 2017:
4,595	5.000%, 8/15/42	8/27 at 100.00	AA–	4,926,989
12,325	5.000%, 8/15/47	8/27 at 100.00	AA–	13,129,822
2,030	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose	No Opt. Call	Baa2	2,144,086
	Bonds, Stadium Project, Series 1995, 5.750%, 10/01/25 – NPFG Insured
4,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A,	5/26 at 100.00	Aa2	4,005,640
	4.000%, 11/15/46
	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute,
	Series 2020B:
345	4.000%, 7/01/39	7/30 at 100.00	A2	347,132
5,545	5.000%, 7/01/50	7/30 at 100.00	A2	5,969,248
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	7/22 at 100.00	A2 (4)	9,778,028
	2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	4/25 at 100.00	A+ (4)	2,139,360
	Aeronautical University, Series 2015B, 5.000%, 10/15/45 (Pre-refunded 4/15/25)
1,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/29 at 100.00	A+	1,015,440
	Aeronautical University, Series 2020A, 4.000%, 10/15/39
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson	6/25 at 100.00	A–	7,757,790
	University Inc. Project, Series 2015, 5.000%, 6/01/45
291,140	Total Florida			297,948,403
	Georgia – 3.8% (2.3% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,400	5.000%, 11/01/33 (Pre-refunded 5/01/25)	5/25 at 100.00	Aa2 (4)	3,649,968
2,040	5.000%, 11/01/35 (Pre-refunded 5/01/25)	5/25 at 100.00	Aa2 (4)	2,189,981
1,755	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	Aa2	1,789,082
	FGIC Insured
10,550	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/32 at 100.00	N/R	10,139,816
	Wellstar Health System, Inc. Project, Series 2022A, 4.000%, 4/01/52
2,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/27 at 100.00	A	2,152,820
	Wellstar Health System, Series 2017A, 5.000%, 4/01/42
5,725	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont	7/26 at 100.00	AA–	6,052,241
	Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health
	System, Inc Project, Series 2017A:
4,330	5.000%, 4/01/42	4/27 at 100.00	A	4,660,855
13,670	5.000%, 4/01/47	4/27 at 100.00	A	14,624,849
29,000	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	7/29 at 100.00	AA–	28,167,990
	Project, Series 2019A, 4.000%, 7/01/49
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/25 at 100.00	AA (4)	13,626,787
	Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
	(Pre-refunded 2/15/25)
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/27 at 100.00	AA	8,161,050
	Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.250%, 2/15/45
2,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/31 at 100.00	A	1,952,100
	Certificates, Northeast Georgia Health Services Inc., Series 2021A, 4.000%, 2/15/51
3,565	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series	7/28 at 100.00	A	3,793,766
	2019A, 5.000%, 1/01/63
2,935	Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51	7/31 at 100.00	AA	2,883,784

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 11,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/27 at 100.00	A	$ 10,996,700
	Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series	No Opt. Call	AA+	1,513,647
	2005, 5.250%, 2/01/27 – BHAC Insured
	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A:
1,860	5.000%, 5/15/43	5/29 at 100.00	A3	1,956,069
8,000	5.000%, 5/15/49	No Opt. Call	A3	8,836,480
7,905	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,	7/25 at 100.00	A	8,287,918
	Series 2015A, 5.000%, 7/01/60
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds,
	Series 2021A:
1,000	5.000%, 1/01/56	1/30 at 100.00	A	1,074,240
1,675	5.000%, 1/01/62 – AGM Insured	1/30 at 100.00	AA	1,809,720
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/25 at 100.00	Baa1	8,663,145
	Series 2015, 5.000%, 10/01/40
5,000	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	7/29 at 100.00	AA–	4,911,000
	Project, Series 2019A, 4.000%, 7/01/44
675	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation	10/29 at 100.00	Aa2	695,264
	Certificates, Refunding Series 2019A, 4.000%, 10/01/38
147,755	Total Georgia			152,589,272
	Guam – 0.1% (0.1% of Total Investments)
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	A– (4)	4,210,342
	2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)
	Hawaii – 0.0% (0.0% of Total Investments)
275	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	282,315
	University, Series 2013A, 6.875%, 7/01/43
	Idaho – 0.2% (0.1% of Total Investments)
5,485	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project,	3/32 at 100.00	A	5,308,712
	Series 2021A, 4.000%, 3/01/51
2,375	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds,	5/22 at 101.00	Aaa	2,408,369
	Wedgewood Terrace Project, Series 2002A-1, 7.250%, 3/20/37
7,860	Total Idaho			7,717,081
	Illinois – 15.5% (9.4% of Total Investments)
	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue
	Bonds, Series 2018A:
1,000	5.000%, 4/01/34 – AGM Insured	4/28 at 100.00	AA	1,110,700
285	5.000%, 4/01/37 – AGM Insured	4/28 at 100.00	AA	314,831
1,370	5.000%, 4/01/38 – AGM Insured	4/28 at 100.00	AA	1,511,466
	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding
	Series 2002B:
4,595	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A2	3,156,489
4,000	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	A2	2,509,000
11,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	11,973,940
	Series 2016, 6.000%, 4/01/46
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	5,250,650
	Refunding Series 2017G, 5.000%, 12/01/34
6,920	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/28 at 100.00	BB	7,172,096
	Refunding Series 2018D, 5.000%, 12/01/46
11,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB	12,620,075
	Series 2016A, 7.000%, 12/01/44
1,785	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	BB	1,974,139
	Series 2016B, 6.500%, 12/01/46

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 23,535	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	$ 26,919,333
	Series 2017A, 7.000%, 12/01/46, 144A
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Series 2021A:
1,500	5.000%, 12/01/38	12/30 at 100.00	BB	1,571,820
1,750	5.000%, 12/01/40	12/30 at 100.00	BB	1,827,648
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	No Opt. Call	Baa2	1,069,650
	Tax Revenues, Series 1999A, 5.500%, 12/01/26 – NPFG Insured
4,000	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien	12/29 at 100.00	A+	3,949,000
	Series 2020A, 4.000%, 12/01/50
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	12/24 at 100.00	AA	9,733,651
	5.250%, 12/01/49
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25	No Opt. Call	BBB+	20,765,493
	– FGIC Insured
10,565	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A,	1/27 at 100.00	BBB+	11,569,098
	6.000%, 1/01/38
4,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/40	1/29 at 100.00	BBB+	4,220,640
5,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago	12/23 at 100.00	A+	5,110,300
	City Colleges, Series 2013, 5.250%, 12/01/43
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago	12/27 at 100.00	AA	4,792,095
	City Colleges, Series 2017, 5.000%, 12/01/47
3,500	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series	6/28 at 100.00	AA+	3,563,175
	2018A, 4.000%, 12/01/43
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural
	History, Series 2002.RMKT:
2,750	3.900%, 11/01/36	11/27 at 102.00	A	2,851,805
5,265	5.500%, 11/01/36	11/23 at 100.00	A	5,517,299
3,215	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident	10/30 at 100.00	BBB+	3,059,715
	Group – UIC Surgery Center, LLC – University of Illinois Health Services Facility Project,
	Series 2020, 4.000%, 10/01/50
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	6/22 at 100.00	AA (4)	5,035,010
	5.000%, 6/01/42 (Pre-refunded 6/01/22)
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network,
	Series 2016C:
3,500	5.000%, 2/15/32	2/27 at 100.00	AA+	3,784,550
55	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	58,131
1,200	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	1,268,304
25,880	4.000%, 2/15/41 (UB)	2/27 at 100.00	AA+	25,952,464
1,000	5.000%, 2/15/41	2/27 at 100.00	AA+	1,070,740
2,500	Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding Series 2021A,	8/31 at 100.00	BBB+	2,244,125
	4.000%, 8/01/51
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%,	9/22 at 100.00	AA+ (4)	4,248,090
	9/01/38 (Pre-refunded 9/01/22)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
8,750	5.000%, 9/01/39 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	9,263,712
11,030	5.000%, 9/01/42 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	11,677,571
–	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%,	5/22 at 100.00	A1 (4)	–
	5/15/43 (Pre-refunded 5/15/22)
16,165	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016,	6/26 at 100.00	A3	17,150,742
	5.000%, 12/01/40
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender	8/22 at 100.00	AA+	1,144,627
	Option Bond Trust 2015-XF0076, 16.500%, 8/15/37, 144A (IF)
13,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A	14,213,073
	5.000%, 11/15/45

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,215	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series	7/23 at 100.00	A–	$ 2,305,461
	2013A, 6.000%, 7/01/43
4,135	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	A3	4,329,345
	Refunding Series 2015C, 5.000%, 8/15/44
5,410	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises,	3/27 at 100.00	AA–	5,827,977
	Inc., Series 2017A, 5.000%, 3/01/47
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series 2021A:
12,645	4.000%, 8/15/40	8/31 at 100.00	AA–	12,429,782
10,815	4.000%, 8/15/41	8/31 at 100.00	AA–	10,609,082
	Illinois State, General Obligation Bonds, April Series 2014:
2,500	5.000%, 4/01/31	4/24 at 100.00	BBB	2,566,275
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB	3,091,920
	Illinois State, General Obligation Bonds, December Series 2017A:
5,000	5.000%, 12/01/34	12/27 at 100.00	BBB	5,237,350
1,175	5.000%, 12/01/35	12/27 at 100.00	BBB	1,229,732
5,420	5.000%, 12/01/39	12/27 at 100.00	BBB	5,637,884
1,600	Illinois State, General Obligation Bonds, February Series 2014, 5.250%, 2/01/32	2/24 at 100.00	BBB	1,644,256
1,750	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB	1,820,805
3,565	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB	3,806,992
	Illinois State, General Obligation Bonds, May Series 2018A:
17,000	6.000%, 5/01/26	No Opt. Call	BBB	18,771,400
4,485	6.000%, 5/01/27	No Opt. Call	BBB	5,033,964
	Illinois State, General Obligation Bonds, May Series 2020:
1,115	5.500%, 5/01/30	No Opt. Call	BBB	1,244,173
5,305	5.500%, 5/01/39	5/30 at 100.00	BBB	5,775,235
2,515	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/23	No Opt. Call	BBB	2,598,750
9,710	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB	10,433,298
2,500	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/25	5/22 at 100.00	BBB	2,506,950
2,035	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB	2,093,527
5,030	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,101,124
	5.000%, 1/01/38
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	AA–	8,250,000
6,500	5.000%, 1/01/39	1/24 at 100.00	AA–	6,699,875
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	10,598,626
	5.000%, 1/01/40
8,890	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	9,458,249
	5.000%, 1/01/40
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2017A,	1/28 at 100.00	AA–	10,853,700
	5.000%, 1/01/42
4,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A,	1/31 at 100.00	AA–	4,418,680
	5.000%, 1/01/45
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A:
10,500	4.000%, 1/01/46	1/32 at 100.00	N/R	10,449,600
10,455	5.000%, 1/01/46	1/32 at 100.00	N/R	11,647,706
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	AA–	1,178,165
	2015-XF0052, 16.425%, 1/01/38, 144A (IF)
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%,	No Opt. Call	BBB	12,279,644
	11/01/26 – FGIC Insured
1,500	Macon and DeWitt Counties Community Unit School District 2 Maroa-Forsyth, Illinois,	12/30 at 100.00	N/R	1,537,995
	General Obligation Bonds, Series 2021, 4.000%, 12/01/44 – AGM Insured
3,125	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate	1/27 at 100.00	AA	3,173,031
	Revenue Source Refunding School Series 2020C, 4.000%, 1/01/45 – AGM Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BBB+	$ 5,020,050
	Bonds, Refunding Series 2012B, 5.000%, 6/15/52
2,350	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/29 at 100.00	BBB+	2,440,945
	Bonds, Refunding Series 2020A, 5.000%, 6/15/50
8,800	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BBB+	9,186,584
	Bonds, Series 2015A, 5.500%, 6/15/53
4,750	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/27 at 100.00	BBB+	4,904,137
	Bonds, Series 2017A, 5.000%, 6/15/57
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AA	11,344,410
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AA	1,745,998
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 1996A:
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	Baa2	23,537,280
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	Baa2	12,193,890
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 1998A:
410	5.500%, 12/15/23 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	411,980
2,025	5.500%, 12/15/23 (Pre-refunded 6/15/23) – FGIC Insured (ETM)	No Opt. Call	Baa2 (4)	2,075,321
2,170	5.500%, 12/15/23 – NPFG Insured	No Opt. Call	BBB+	2,250,702
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 2002A:
1,420	5.700%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	1,441,371
5,080	5.700%, 6/15/25	6/22 at 101.00	BBB+	5,156,454
8,000	5.750%, 6/15/26 – NPFG Insured	6/22 at 101.00	BBB+	8,120,880
1,115	5.750%, 6/15/27	6/22 at 101.00	BBB+	1,131,848
4,610	5.750%, 6/15/27 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	4,679,657
195	0.000%, 6/15/30 (ETM)	No Opt. Call	N/R (4)	151,917
3,505	0.000%, 6/15/30	No Opt. Call	BBB+	2,526,930
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	15,927,520
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BBB+	1,663,780
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BBB+	5,479,340
6,700	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA (4)	7,353,183
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
6,335	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA+	6,432,622
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA+	2,760,690
	Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial	11/23 at 100.00	N/R (4)	4,446,997
	Group, Inc., Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A	2,381,895
7,000	5.000%, 3/01/31	3/25 at 100.00	A	7,404,460
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A–	2,099,140
	6.250%, 10/01/38
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	4,734,723
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
	Will County Community Unit School District 201-U Crete-Monee, Illinois, General
	Obligation Bonds, Capital Appreciation Series 2004:
165	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	163,614
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	773,074
642,495	Total Illinois			615,807,192

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 2.7% (1.6% of Total Investments)
$ 6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	Baa1	$ 6,248,100
	Project, Series 2014, 5.000%, 10/01/44
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A:
5,000	4.000%, 5/01/35 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	5,095,650
5,420	5.000%, 5/01/42 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	5,576,801
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation	12/29 at 100.00	AA	9,615,800
	Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation
	Group, Refunding 2015A:
1,875	4.000%, 12/01/40	6/25 at 100.00	AA	1,862,025
3,400	5.000%, 12/01/40	6/25 at 100.00	AA	3,629,126
1,150	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project,	7/30 at 100.00	A	1,109,267
	Series 2020A, 4.000%, 7/01/50
11,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/26 at 100.00	AA	11,886,380
	First Lien Green Series 2016A, 5.000%, 10/01/46
4,200	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/30 at 100.00	AA	4,246,914
	First Lien Green Series 2020A, 4.000%, 10/01/45
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/22 at 100.00	AA	5,051,400
	Series 2012A, 5.000%, 10/01/37
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/24 at 100.00	AA	13,892,136
	Series 2014A, 5.000%, 10/01/44
5,130	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project,	10/26 at 100.00	AA	5,532,346
	First Lien Series 2016A, 5.000%, 10/01/46
1,255	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc.	5/22 at 100.00	N/R (4)	1,258,928
	Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)
14,100	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series	7/26 at 100.00	A+	14,984,634
	2016A, 5.000%, 1/01/42
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
9,255	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	8,574,757
9,560	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	8,582,777
1,580	Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage	No Opt. Call	AA	1,330,850
	Bonds, Series 2005Z, 0.000%, 1/15/28 – AGM Insured
107,140	Total Indiana			108,477,891
	Iowa – 1.2% (0.7% of Total Investments)
5,775	Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement	9/28 at 102.00	N/R	4,762,758
	Community Project, Refunding Series 2021, 5.000%, 9/01/51
7,760	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/29 at 103.00	N/R	7,971,072
	Company Project, Refunding Series 2022, 5.000%, 12/01/50 (Mandatory Put 12/01/42)
	(WI/DD, Settling 5/17/22)
16,130	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	BB–	17,025,215
	Company Project, Series 2013, 5.250%, 12/01/25
2,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 105.00	BB–	2,863,612
	Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)
3,085	Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc. Project, Series	3/24 at 103.00	BB+	3,129,671
	2018A, 5.000%, 3/01/48
8,265	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2	6/31 at 25.58	N/R	952,128
	Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65
1,095	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1	6/31 at 100.00	BBB+	1,008,145
	Series 2021A-2, 4.000%, 6/01/49
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016:
4,700	5.000%, 12/01/36	12/26 at 100.00	A–	5,003,197
5,990	5.000%, 12/01/41	12/26 at 100.00	A–	6,332,029
55,490	Total Iowa			49,047,827

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kansas – 0.4% (0.2% of Total Investments)
$ 2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail	11/22 at 100.00	A2	$ 2,036,140
	Health Care Inc., Series 2013J, 5.000%, 11/15/38
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health	5/22 at 100.00	AA	3,006,300
	System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28
3,700	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series	4/26 at 100.00	AA	3,994,113
	2018A, 5.000%, 4/01/38 – BAM Insured
5,270	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A,	7/28 at 100.00	A	5,788,515
	5.000%, 7/01/43
13,970	Total Kansas			14,825,068
	Kentucky – 0.9% (0.6% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	A+	4,760,461
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured
1,300	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro	6/27 at 100.00	Baa2	1,396,161
	Health, Refunding Series 2017A, 5.000%, 6/01/37
4,625	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	4,955,965
	Series 2019A-2, 5.000%, 8/01/49
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown
	Crossing Project, Convertible Capital Appreciation First Tier Series 2013C:
5,000	0.000%, 7/01/43 (5)	7/31 at 100.00	Baa2	5,478,850
8,610	0.000%, 7/01/46 (5)	7/31 at 100.00	Baa2	9,460,496
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown
	Crossing Project, First Tier Series 2013A:
2,655	5.750%, 7/01/49 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	2,763,988
430	6.000%, 7/01/53 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	448,778
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health
	Initiatives, Series 2012A:
2,980	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	2,988,672
3,000	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	3,008,970
1,380	University of Kentucky, General Receipts Bonds, University of Kentucky Mixed-Use Parking	5/29 at 100.00	AA–	1,405,902
	Project, Series 2019A, 4.000%, 5/01/44
35,990	Total Kentucky			36,668,243
	Louisiana – 2.8% (1.7% of Total Investments)
6,860	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala	7/23 at 100.00	N/R	6,956,726
	Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
5,500	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series	2/29 at 100.00	AA–	5,481,080
	2019A, 4.000%, 2/01/45
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue	12/27 at 100.00	AA	2,064,443
	Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation
	Project, Refunding Series 2017:
4,000	5.000%, 5/15/42	5/27 at 100.00	A	4,322,720
22,625	5.000%, 5/15/46	5/27 at 100.00	A	24,428,665
8,975	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation	5/30 at 100.00	A	8,633,950
	Project, Series 2020A, 4.000%, 5/15/49
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s	6/30 at 100.00	A+	3,916,680
	Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
1,695	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship	7/26 at 100.00	A	1,771,851
	Properties LLC – Louisiana State University Nicolson Gateway Project, Series 2016A,
	5.000%, 7/01/46

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Refunding Series 2016:
$ 20	4.000%, 5/15/35 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	$ 21,002
2,345	4.000%, 5/15/36	5/26 at 100.00	A	2,349,033
20	5.000%, 5/15/47 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	21,762
1,975	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/25 at 100.00	A	2,082,776
	Series 2015, 5.000%, 5/15/47
13,590	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series	7/23 at 100.00	A2	14,015,775
	2013A, 5.000%, 7/01/36
1,015	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series	11/27 at 100.00	AA–	1,093,835
	2017C, 5.000%, 5/01/45
12,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/25 at 100.00	A2	12,485,640
	Project, Series 2015A, 5.000%, 1/01/45
5,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/27 at 100.00	A2	5,278,350
	Project, Series 2017A, 5.000%, 1/01/48
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%,	6/24 at 100.00	A (4)	6,619,057
	6/01/44 (Pre-refunded 6/01/24)
4,000	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities,	4/28 at 100.00	AA	4,318,240
	Refunding Series 2018A, 5.000%, 4/01/48 – AGM Insured
5,000	Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, St.	7/28 at 100.00	AA–	5,470,800
	Tammany Parish Hospital Project, Refunding Series 2018A, 5.000%, 7/01/48
1,355	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015,	12/25 at 100.00	A–	1,451,801
	5.000%, 12/01/40
108,125	Total Louisiana			112,784,186
	Maine – 0.6% (0.4% of Total Investments)
7,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	BBB (4)	7,227,500
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (Pre-refunded 7/01/23)
6,300	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/26 at 100.00	BBB	6,651,666
	Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/41
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth
	Issue, Series 2018A:
3,440	5.000%, 7/01/43	7/28 at 100.00	A+	3,778,462
2,935	5.000%, 7/01/48	7/28 at 100.00	A+	3,202,819
750	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A,	7/31 at 100.00	AA	752,175
	4.000%, 7/01/46 – AGM Insured
2,430	Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020, 4.000%, 7/01/45	7/30 at 100.00	AA–	2,478,624
22,855	Total Maine			24,091,246
	Maryland – 1.4% (0.9% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
3,260	5.000%, 9/01/35	9/27 at 100.00	CCC	3,212,469
1,000	5.000%, 9/01/39	9/27 at 100.00	CCC	977,250
1,645	5.000%, 9/01/46	9/27 at 100.00	CCC	1,575,384
8,610	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A,	1/27 at 100.00	Aa3	9,254,889
	5.000%, 7/01/41
275	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick	7/30 at 100.00	A–	266,582
	Health System Issue; Series 2020, 4.000%, 7/01/50
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	7/22 at 100.00	A (4)	3,521,175
	of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)
4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	1/28 at 100.00	A	3,899,760
	of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48
8,000	Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series 2022A,	6/32 at 100.00	N/R	7,848,480
	4.000%, 6/01/52

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 17,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction &	5/28 at 100.00	AA	$ 18,664,810
	Revitalization Program, Series 2018A, 5.000%, 5/01/42
1,095	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects,	7/31 at 100.00	Aa2	1,217,027
	Series 2021A, 5.000%, 7/01/51
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015,	6/25 at 100.00	AA–	2,110,540
	5.000%, 12/01/44
1,150	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside	11/24 at 103.00	B–	1,160,983
	King Farm Project, Series 2017A-1, 5.000%, 11/01/37
2,250	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B,	11/24 at 103.00	B–	2,224,417
	5.000%, 11/01/47
53,785	Total Maryland			55,933,766
	Massachusetts – 1.7% (1.0% of Total Investments)
5,860	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series	7/31 at 100.00	AA	5,747,957
	2021A-1, 4.000%, 7/01/51
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A (4)	1,308,087
	Obligated Group, Series 2013, 5.250%, 11/15/41 (Pre-refunded 11/15/23)
435	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series	6/29 at 100.00	BBB	475,577
	2019A, 5.000%, 6/01/39
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/25 at 100.00	BBB	969,851
	Green Bonds, Series 2015D, 5.000%, 7/01/44
11,370	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series	10/26 at 100.00	AA–	12,300,862
	2016BB-1, 5.000%, 10/01/46
3,630	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series	7/28 at 100.00	A	3,891,759
	2018J-2, 5.000%, 7/01/53
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute	12/26 at 100.00	A1	1,155,759
	Issue, Series 2016N, 5.000%, 12/01/46
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
2,070	4.500%, 1/01/45	1/25 at 100.00	BBB+	2,106,101
8,800	5.000%, 1/01/45	1/25 at 100.00	BBB+	9,120,232
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A	2,779,704
	5.000%, 11/01/43
4,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System	1/28 at 100.00	AA–	4,046,480
	Issue, Series 2017S-1, 4.000%, 7/01/35
805	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System	7/31 at 100.00	A–	860,094
	Obligated Group Issue, Series 2021G, 5.000%, 7/01/50
1,725	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A,	1/29 at 100.00	BBB+	1,850,649
	5.000%, 7/01/44
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University,
	Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,446,488
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,612,038
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	AA–	3,859,230
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
6,840	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	AAA (4)	7,049,030
	Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender
	Option Bond Trust 2016-XF2223, Formerly Tender Option Bond Trust 14021:
1,323	9.396%, 8/15/24 (Pre-refunded 8/15/22), 144A (IF)	8/22 at 100.00	N/R (4)	1,344,427
6,177	9.396%, 8/15/24, 144A (IF)	8/22 at 100.00	AAA	6,279,923
64,940	Total Massachusetts			68,204,248

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 15.5% (9.4% of Total Investments)
$ 315	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding	11/27 at 102.00	BB	$ 317,741
	Series 2019, 5.000%, 11/01/34
840	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds,	No Opt. Call	Aa3	883,352
	School Building & Site Series 2015, 5.000%, 5/01/24
4,150	Bloomfield Hills Schools, Oakland County, Michigan, General Obligation Bonds, School	5/30 at 100.00	Aa1	4,176,602
	Building & Site Series 2020, 4.000%, 5/01/50
895	Bloomfield Township, Michigan, General Obligation Bonds, Refunding Series 2016,	5/26 at 100.00	AAA	980,231
	5.000%, 5/01/28
1,000	Boyne City Public School District, Charlevoix and Antrim Counties, Michigan, General	5/30 at 100.00	AA	1,038,130
	Obligation Bonds, School Building & Site Series 2020I, 4.000%, 5/01/39 – AGM Insured
4,445	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School	5/27 at 100.00	AA	4,808,201
	Building & Site Series 2017I, 5.000%, 5/01/47
1,135	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General	5/24 at 100.00	AA	1,185,212
	Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39
6,525	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General	5/30 at 100.00	AA	6,518,671
	Obligation Bonds, School Building & Site Series 2020I, 4.000%, 5/01/50
1,220	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series	10/24 at 100.00	A+	1,280,768
	2014, 5.000%, 10/01/39
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007,	5/22 at 100.00	B	798,660
	5.250%, 11/01/36
2,000	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn	2/27 at 100.00	BBB	2,099,420
	Hospital, Refunding Series 2016, 5.000%, 2/15/47
4,400	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst	7/24 at 100.00	AA	4,578,112
	Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured
5,335	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	AA– (4)	5,369,464
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B,	No Opt. Call	A+	3,141,328
	5.500%, 7/01/29 – NPFG Insured
15	Detroit, Michigan, Water Supply System Revenue Bonds, Refunding Second Lien Series	5/22 at 100.00	AA	15,044
	2004A, 5.000%, 7/01/34 – AGM Insured
1,700	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series	4/28 at 100.00	AA	1,870,731
	2018, 5.000%, 4/01/43 – AGM Insured
	Eastern Michigan University, General Revenue Bonds, Refunding Series 2017A:
1,100	5.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	1,200,705
2,270	5.000%, 3/01/36 – BAM Insured	3/27 at 100.00	AA	2,471,508
11,165	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 –	3/28 at 100.00	AA	11,472,596
	AGM Insured
1,045	Ferndale Public School District, Oakland County, Michigan, General Obligation Bonds,	5/31 at 100.00	AA	1,085,671
	Refunding Series 2021A, 4.000%, 5/01/42
	Ferris State University, Michigan, General Revenue Bonds, Series 2020A:
1,000	4.000%, 10/01/39	10/29 at 100.00	A+	1,002,510
350	4.000%, 10/01/40	10/29 at 100.00	A+	350,364
	Genesee County, Michigan, Sewage Disposal System Revenue Bonds, Interceptors & Treatment
	Facilties, Series 2020A:
200	4.000%, 6/01/36 – BAM Insured	6/29 at 100.00	AA	208,206
200	4.000%, 6/01/37 – BAM Insured	6/29 at 100.00	AA	207,350
200	4.000%, 6/01/38 – BAM Insured	6/29 at 100.00	AA	207,034
200	4.000%, 6/01/39 – BAM Insured	6/29 at 100.00	AA	206,722
220	4.000%, 6/01/40 – BAM Insured	6/29 at 100.00	AA	227,073

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
$ 7,955	0.000%, 12/01/22	No Opt. Call	AAA	$ 7,881,178
8,260	0.000%, 12/01/23	No Opt. Call	AAA	7,975,030
8,575	0.000%, 12/01/24	No Opt. Call	AAA	8,051,496
8,900	0.000%, 12/01/25	No Opt. Call	AAA	8,124,721
3,000	0.000%, 12/01/26	No Opt. Call	AAA	2,657,820
100	0.000%, 12/01/27	No Opt. Call	AAA	85,759
4,305	0.000%, 12/01/29	No Opt. Call	AAA	3,457,991
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding
	School Building & Site Series 2016:
4,205	5.000%, 5/01/28 – AGM Insured	5/26 at 100.00	AA	4,572,012
1,000	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	1,073,940
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School
	Building & Site Series 2019:
1,000	5.000%, 11/01/36 – AGM Insured	5/29 at 100.00	AA	1,121,880
1,100	5.000%, 11/01/41 – AGM Insured	5/29 at 100.00	AA	1,226,555
1,850	5.000%, 11/01/43 – AGM Insured	5/29 at 100.00	AA	2,047,987
	Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue Bonds, Improvement &
	Refunding Series 2020:
2,000	5.000%, 1/01/45	1/30 at 100.00	AA	2,195,340
1,000	4.000%, 1/01/50	1/30 at 100.00	AA	1,004,170
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding
	Series 2014:
1,000	5.000%, 1/01/32 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	1,044,330
1,000	5.000%, 1/01/33 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	1,044,330
1,000	5.000%, 1/01/34 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	1,044,330
1,855	5.000%, 1/01/44 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	1,937,232
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018:
2,500	5.000%, 1/01/43	1/28 at 100.00	AA	2,735,875
1,055	5.000%, 1/01/48	1/28 at 100.00	AA	1,147,566
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2020:
2,400	5.000%, 1/01/40 (UB) (6)	1/30 at 100.00	AA	2,671,824
1,870	5.000%, 1/01/45 (UB) (6)	1/30 at 100.00	AA	2,052,643
3,000	5.000%, 1/01/50 (UB) (6)	1/30 at 100.00	AA	3,273,480
	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson
	Healthcare, Series 2019A:
1,720	5.000%, 7/01/36	7/28 at 100.00	AA	1,881,198
1,995	5.000%, 7/01/39	7/28 at 100.00	AA	2,174,450
500	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B,	12/24 at 100.00	A+	528,840
	5.000%, 12/01/28
1,005	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Refunding	7/26 at 100.00	A+	1,093,289
	Second Lien Series 2016C, 5.000%, 7/01/32
	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien
	Series 2016C:
6,245	5.000%, 7/01/32	7/26 at 100.00	AA–	6,783,381
10,000	5.000%, 7/01/35	7/26 at 100.00	AA–	10,849,800
27,960	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series	7/26 at 100.00	AA–	30,085,519
	2016A, 5.000%, 7/01/46
	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation
	Bonds, School Building & Site Series 2020-I:
2,040	4.000%, 5/01/45	5/30 at 100.00	AA	2,002,994
7,615	4.000%, 5/01/49	5/30 at 100.00	AA	7,373,604
1,265	Jenison Public Schools, Ottawa County, Michigan, General Obligation Bonds, Series 2017,	5/27 at 100.00	Aa3	1,400,342
	5.000%, 5/01/30
1,675	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series	4/27 at 100.00	AA+	1,855,012
	2017, 5.000%, 4/01/30

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2016:
$ 1,000	5.000%, 6/01/31	6/26 at 100.00	AAA	$ 1,090,420
1,445	5.000%, 6/01/34	6/26 at 100.00	AAA	1,570,990
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2017A:
1,570	5.000%, 6/01/36	6/27 at 100.00	AAA	1,735,321
1,650	5.000%, 6/01/37	6/27 at 100.00	AAA	1,822,920
1,025	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015,	1/25 at 100.00	AAA	1,076,076
	5.000%, 1/01/34
3,440	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015,	1/25 at 100.00	AAA	3,635,839
	5.000%, 1/01/31
	Lake Saint Claire Clean Water Drain Drainage District, Macomb County, Michigan, General
	Obligation Bonds, Series 2013:
1,000	5.000%, 10/01/25 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (4)	1,039,720
1,020	5.000%, 10/01/26 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (4)	1,060,514
	Lake Superior State University Board of Trustees, Michigan, General Revenue Bonds,
	Series 2018:
2,395	5.000%, 1/15/38 – AGM Insured	1/28 at 100.00	AA	2,580,900
4,000	5.000%, 1/15/43 – AGM Insured	1/28 at 100.00	AA	4,282,720
7,100	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A,	7/29 at 100.00	AA–	7,812,627
	5.000%, 7/01/48
13,600	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2021A,	7/31 at 100.00	AA–	15,194,464
	5.000%, 7/01/51
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2016I:
2,085	5.000%, 5/01/38	5/26 at 100.00	AA	2,250,570
2,200	5.000%, 5/01/41	5/26 at 100.00	AA	2,361,810
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Unlimited
	Tax, Series 2019:
1,325	5.000%, 5/01/40	5/29 at 100.00	AA	1,481,933
1,000	5.000%, 5/01/41	5/29 at 100.00	AA	1,117,050
2,200	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment	2/24 at 103.00	N/R	2,203,344
	Bonds, Series 2013A, 5.950%, 2/01/42
	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
75	5.000%, 7/01/32	7/26 at 100.00	AA–	81,650
500	5.000%, 7/01/33	7/26 at 100.00	AA–	544,335
1,500	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of	11/28 at 100.00	Aa3	1,660,395
	Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43 (UB)
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of
	Wayne, Second Lien Refunding Series 2020:
12,980	4.000%, 11/01/50	11/30 at 100.00	AA	12,622,920
10,000	4.000%, 11/01/55	11/30 at 100.00	Aa3	9,676,800
18,875	4.000%, 11/01/55	11/30 at 100.00	AA	18,431,437
3,500	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Kalamazoo	12/28 at 100.00	A3	3,772,825
	College Project, Refunding Series 2018, 5.000%, 12/01/43
1,780	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group,	8/24 at 100.00	A+	1,864,354
	Refunding Series 2015A, 5.000%, 8/01/32
5,505	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center,	6/22 at 100.00	N/R (4)	5,521,240
	Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)
9,295	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/29 at 100.00	A	9,039,016
	2019A, 4.000%, 11/15/50
4,850	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group,	6/24 at 100.00	A+ (4)	5,101,764
	Refunding Series 2014, 5.000%, 6/01/39 (Pre-refunded 6/01/24)
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding	8/23 at 100.00	A+	4,058,393
	Series 2013, 5.000%, 8/15/31
6,060	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding	5/25 at 100.00	A	6,354,819
	Series 2015, 5.000%, 11/15/45

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 3,000	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series	11/22 at 100.00	A	$ 3,040,410
	2012, 5.000%, 11/15/42
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit
	Regional Convention Facility Authority Local Project, Series 2014H-1:
2,000	5.000%, 10/01/24	10/23 at 100.00	AA–	2,074,060
2,000	5.000%, 10/01/25	10/24 at 100.00	AA–	2,121,720
11,025	5.000%, 10/01/39	10/24 at 100.00	AA–	11,582,093
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C:
4,665	5.000%, 7/01/34	7/25 at 100.00	A+	4,965,099
1,070	5.000%, 7/01/35	7/25 at 100.00	A+	1,138,491
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,567,770
1,625	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,697,719
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/22 at 100.00	N/R (4)	1,307,865
	Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44
	(Pre-refunded 7/01/22)
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,
	Refunding Series 2016MI:
175	5.000%, 12/01/45 (Pre-refunded 6/01/26) (UB)	6/26 at 100.00	N/R (4)	191,604
11,825	5.000%, 12/01/45	6/26 at 100.00	AA–	12,546,088
12,520	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,	12/27 at 100.00	AA–	12,573,711
	Refunding Series 2017A-MI, 4.000%, 12/01/36
1,900	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,	6/27 at 100.00	AA–	2,074,648
	Refunding Series 2017MI, 5.000%, 12/01/30
6,835	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,	12/29 at 100.00	AA–	6,681,212
	Refunding Series 2019A-MI, 4.000%, 12/01/49
3,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,	12/31 at 100.00	N/R	2,942,970
	Refunding Series 2022A-MI, 4.000%, 12/01/47
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding
	Series 2012:
1,000	5.000%, 11/01/25	11/22 at 100.00	A+	1,016,960
1,000	5.000%, 11/01/26	11/22 at 100.00	A+	1,016,910
3,750	5.000%, 11/01/42	11/22 at 100.00	A+	3,806,888
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series	6/22 at 100.00	AA– (4)	3,008,970
	2015MI, 5.000%, 12/01/31 (Pre-refunded 6/01/22)
1,135	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012,	10/22 at 100.00	AAA	1,151,423
	5.000%, 10/01/32 (Pre-refunded 10/01/22)
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate
	Refunding Series 2013:
1,955	5.000%, 10/01/22	No Opt. Call	AAA	1,983,621
3,200	5.000%, 10/01/25 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	3,246,304
11,730	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco	12/30 at 100.00	BBB	12,530,338
	Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40
10,330	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit	11/26 at 100.00	AA+	10,054,396
	Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47
210	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	5/22 at 100.00	N/R	210,059
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,845	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/23 at 100.00	Aa2	1,915,922
	2013-I-A, 5.000%, 10/15/29
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
2,085	5.000%, 4/15/31 (Pre-refunded 10/15/25)	10/25 at 100.00	N/R (4)	2,259,369
14,915	5.000%, 4/15/31	10/25 at 100.00	Aa2	16,033,476
5,615	5.000%, 4/15/38	10/25 at 100.00	Aa2	5,999,740

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/26 at 100.00	Aa2	$ 2,668,525
	2016-I, 5.000%, 10/15/46
1,240	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s	5/22 at 100.00	N/R (4)	1,340,093
	Health System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
3,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	6/22 at 100.00	AA– (4)	3,008,850
	Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)
7,790	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/41	8/23 at 100.00	AA	8,008,509
4,165	Michigan State University, General Revenue Bonds, Taxable Series 2019A, 5.000%, 2/15/48	2/29 at 100.00	AA	4,550,221
1,950	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015,	11/24 at 100.00	AA+	2,072,597
	5.000%, 11/15/29
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A,	5/22 at 100.00	Aa1	4,010,600
	5.000%, 12/01/22
15,330	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B, 4.000%,	11/30 at 100.00	AA+	15,728,273
	11/15/45 (UB) (6)
4,790	Mona Shores Public Schools, Muskegon County, Michigan, General Obligation Bonds, School	5/29 at 100.00	Aa1	5,295,585
	Building & Site Series 2019I, 5.000%, 5/01/48
7,500	Monroe Public Schools, Monroe County, Michigan, General Obligation Bonds, School	5/30 at 100.00	AA	8,375,100
	Building & Site Series 2020I, 5.000%, 5/01/50 (UB) (6)
500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	Aa2	500,000
	5/01/22 – NPFG Insured
2,945	Muskegon Community College District, Michigan, General Obligation Bonds, Community	5/24 at 100.00	AA	3,068,307
	Facility Series 2013I, 5.000%, 5/01/38
	Muskegon County, Michigan, General Obligation Wastewater Bonds, Management System 1,
	Refunding Series 2015:
1,350	5.000%, 11/01/33	11/25 at 100.00	AA	1,452,870
1,730	5.000%, 11/01/36	11/25 at 100.00	AA	1,856,446
	Northern Michigan University, General Revenue Bonds, Series 2018A:
400	5.000%, 12/01/33	6/28 at 100.00	A1	445,352
650	5.000%, 12/01/35	6/28 at 100.00	A1	722,267
1,200	Novi Community School District, Oakland County, Michigan, General Obligation Bonds,	5/32 at 100.00	N/R	1,211,748
	School Building & Site Series 2022-II, 4.000%, 5/01/47 (WI/DD, Settling 5/04/22)
5,400	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	5,726,538
5,380	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William	3/24 at 100.00	A+	5,581,858
	Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39
1,510	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax	4/28 at 100.00	AA+	1,668,505
	Series 2018, 5.000%, 4/01/43
810	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series	7/26 at 100.00	A1	878,170
	2016A, 5.000%, 7/01/35
1,435	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School	5/24 at 100.00	AA	1,497,064
	Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured
550	Troy School District, Oakland County, Michigan, General Obligation Bonds, Refunding	5/25 at 100.00	AA	590,436
	Series 2015, 5.000%, 5/01/26
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
2,000	5.000%, 4/01/34	4/27 at 100.00	AAA	2,223,300
2,000	5.000%, 4/01/35	4/27 at 100.00	AAA	2,221,380
1,065	5.000%, 4/01/36 (Pre-refunded 4/01/27)	4/27 at 100.00	AAA	1,188,284
2,000	5.000%, 4/01/42 (Pre-refunded 4/01/27)	4/27 at 100.00	AAA	2,231,520
5,000	5.000%, 4/01/47 (Pre-refunded 4/01/27)	4/27 at 100.00	AAA	5,578,800
7,200	5.000%, 4/01/47 (Pre-refunded 4/01/27)	4/27 at 100.00	AAA	8,033,472
4,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	4,201,360
	(Pre-refunded 4/01/24)
	University of Michigan, General Revenue Bonds, Series 2015:
5,735	5.000%, 4/01/40 (UB) (6)	4/26 at 100.00	AAA	6,282,176
2,400	5.000%, 4/01/46 (UB) (6)	4/26 at 100.00	AAA	2,628,984

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 2,150	University of Michigan, General Revenue Bonds, Series 2020A, 4.000%, 4/01/45	4/30 at 100.00	AAA	$ 2,212,737
1,600	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation	11/23 at 100.00	Aa1 (4)	1,665,456
	Bonds, School Building & Site Series 2014, 5.000%, 5/01/40 (Pre-refunded 11/01/23)
2,000	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation	5/29 at 100.00	Aa1	2,205,900
	Bonds, School Building & Site Series 2019, 5.000%, 5/01/49
3,000	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation	5/30 at 100.00	Aa1	3,325,590
	Bonds, School Building & Site Series 2020, 5.000%, 5/01/50
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne	12/27 at 100.00	A1	1,073,700
	County Airport, Senior Series 2017A, 5.000%, 12/01/42
4,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne	12/22 at 100.00	AA	4,055,280
	County Airport, Series 2012A, 5.000%, 12/01/42 – AGM Insured
2,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne	12/25 at 100.00	A1	2,320,340
	County Airport, Series 2015D, 5.000%, 12/01/45
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	Aa3	3,837,418
5,000	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/43	11/28 at 100.00	Aa3	5,494,100
2,810	Wayne State University, Michigan, General Revenue Bonds, Series 2019A, 5.000%, 11/15/35	11/29 at 100.00	Aa3	3,167,207
2,590	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds,	5/27 at 100.00	AA	2,849,311
	School Building & Site Series 2017, 5.000%, 5/01/36 – AGM Insured
	Western Michigan University, General Revenue Bonds, Refunding Series 2013:
750	5.250%, 11/15/33 (Pre-refunded 11/15/23) – AGM Insured	11/23 at 100.00	AA (4)	784,853
4,250	5.000%, 11/15/39 (Pre-refunded 11/15/23) – AGM Insured	11/23 at 100.00	AA (4)	4,431,560
	Western Michigan University, General Revenue Bonds, Refunding Series 2015A:
1,500	5.000%, 11/15/40	5/25 at 100.00	Aa3	1,588,995
850	5.000%, 11/15/45	5/25 at 100.00	Aa3	900,431
3,335	Western Michigan University, General Revenue Bonds, Refunding Series 2019A,	11/29 at 100.00	Aa3	3,671,268
	5.000%, 11/15/49
525	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF	No Opt. Call	Aa2	547,811
	Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured
2,700	Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/44 –	10/25 at 100.00	AA	2,871,396
	BAM Insured
591,305	Total Michigan			615,794,869
	Minnesota – 2.8% (1.7% of Total Investments)
285	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory	8/26 at 100.00	BB+	260,858
	Academy, Refunding Series 2016A, 4.000%, 8/01/36
3,565	Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba	6/29 at 100.00	N/R	2,769,898
	Twin Lakes STEM Academy Project, Series 2021A, 5.250%, 6/15/56
730	Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba	6/29 at 100.00	N/R	687,390
	Twin Lakes STEM Academy Project, Taxable Series 2021B, 6.000%, 6/15/31
2,000	Carlton County, Minnesota, General Obligation Bonds, Minnesota State Credit Enhancement	2/32 at 100.00	N/R	2,070,040
	Program Series 2022A, 4.000%, 2/01/47
350	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley	9/26 at 102.00	N/R	289,401
	Care Center Project, Refunding Series 2019, 4.000%, 9/01/39
4,005	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project,	10/24 at 102.00	N/R	3,804,349
	Series 2016, 5.000%, 10/01/41
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds,
	Walker Highview Hills LLC Project, Refunding Series 2016A:
1,875	3.500%, 8/01/25, 144A	8/22 at 100.00	N/R	1,866,375
1,000	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,000,820

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,
	Essentia Health Obligated Group, Series 2018A:
$ 3,750	5.000%, 2/15/48	2/28 at 100.00	A–	$ 4,056,712
8,250	5.000%, 2/15/53	2/28 at 100.00	A–	8,896,800
5,240	5.250%, 2/15/53	2/28 at 100.00	A–	5,773,642
5,500	5.000%, 2/15/58	2/28 at 100.00	A–	5,922,235
3,600	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,	6/32 at 100.00	N/R	3,792,801
	Saint Luke’s Hospital of Duluth Obligated Group, Series 2022B, 5.250%, 6/15/47 (WI/DD,
	Settling 5/12/22)
295	Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin Career & Technical	6/29 at 102.00	N/R	243,216
	High School Project, Series 2021A, 4.000%, 6/01/41
9,840	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds,	2/27 at 100.00	AAA	10,182,629
	School Building Series 2018A, 4.000%, 2/01/41
2,800	Itasca County Independent School District 318, Minnesota, General Obligation Bonds,	2/27 at 100.00	AAA	2,908,752
	Series 2018A, 4.000%, 2/01/37
2,250	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series	11/31 at 100.00	AA–	2,286,900
	2021, 4.000%, 11/15/40
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,
	Series 2018A:
2,530	4.000%, 11/15/48	11/28 at 100.00	A+	2,458,249
3,395	5.000%, 11/15/49	11/28 at 100.00	A+	3,627,184
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue
	Bonds, Senior Lien Series 2016C:
3,500	5.000%, 1/01/41	1/27 at 100.00	AA–	3,757,460
5,000	5.000%, 1/01/46	1/27 at 100.00	AA–	5,332,750
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds,
	Series 2021A:
265	3.000%, 8/01/35	8/31 at 100.00	AA+	248,877
280	3.000%, 8/01/37	8/31 at 100.00	AA+	256,976
650	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds,	8/31 at 100.00	AA+	613,750
	Series 2021B, 3.000%, 8/01/35
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds,
	Series 2021C:
1,000	4.000%, 8/01/38	8/31 at 100.00	AA+	1,060,610
1,500	4.000%, 8/01/43	8/31 at 100.00	AA+	1,568,940
2,855	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A,	12/26 at 100.00	AA	3,071,780
	5.000%, 12/01/47
4,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series	5/29 at 100.00	AA–	3,829,520
	2019, 4.000%, 5/01/49
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	9/30 at 100.00	BB+	1,014,210
	Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/40
5,850	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	9/26 at 100.00	BB+	6,167,596
	Bonds, Hmong College Prep Academy Project, Series 2016A, 6.000%, 9/01/51
4,170	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	9/24 at 102.00	BB+	3,654,338
	Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47
3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue	7/25 at 100.00	A	3,189,240
	Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/30
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds,
	Fairview Health Services, Series 2017A:
595	4.000%, 11/15/35	11/27 at 100.00	A+	598,070
1,470	4.000%, 11/15/43	11/27 at 100.00	A+	1,445,892
850	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC	9/27 at 100.00	N/R	799,297
	Project, Refunding Series 2017, 5.000%, 9/01/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds,
	HealthEast Inc., Series 2015A:
$ 3,595	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	$ 3,895,830
5,315	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	5,759,759
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community,
	Refunding Series 2019:
300	5.000%, 8/01/32	8/24 at 102.00	N/R	307,929
150	5.000%, 8/01/33	8/24 at 102.00	N/R	153,731
250	5.000%, 8/01/35	8/24 at 102.00	N/R	255,635
600	4.000%, 8/01/39	8/24 at 102.00	N/R	555,402
2,000	5.000%, 8/01/49	8/24 at 102.00	N/R	2,016,560
109,455	Total Minnesota			112,452,403
	Mississippi – 0.3% (0.2% of Total Investments)
11,465	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University	6/27 at 100.00	Aa2	11,474,745
	of Mississippi Medical Center New Facilities & Refinancing Project, Series 2017A,
	4.000%, 6/01/47
	Missouri – 5.2% (3.2% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit	10/22 at 100.00	Aa2 (4)	2,622,405
	Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
	(Pre-refunded 10/01/22)
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
2,470	4.000%, 8/01/33	8/26 at 100.00	BBB–	2,479,337
4,590	5.000%, 8/01/35	8/26 at 100.00	BBB–	4,840,476
640	4.000%, 8/01/38	8/26 at 100.00	BBB–	640,077
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,
	Hannibal Regional Healthcare System, Series 2017:
2,860	5.000%, 10/01/42	10/27 at 100.00	A–	3,081,135
1,000	5.000%, 10/01/47	10/27 at 100.00	A–	1,069,730
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Improvement Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	7,118,128
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	3,765,350
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
2,475	4.000%, 1/01/38	1/28 at 100.00	AA	2,585,088
4,470	4.000%, 1/01/42	1/28 at 100.00	AA	4,599,451
1,585	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series	4/31 at 100.00	AA–	1,779,781
	2021A, 5.000%, 4/01/39
2,700	Maryland Heights, Missouri, Tax Increment and Special District Revenue Bonds, Westport	11/29 at 100.00	N/R	2,405,943
	Plaza Redevelopment Area, Series 2020, 4.125%, 11/01/38
4,365	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds,	5/30 at 100.00	AAA	4,901,982
	Series 2020B, 5.000%, 5/01/47
2,160	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of	6/32 at 100.00	N/R	2,392,243
	Independence Annual Appropriation Electric System, Refunding Series 2022, 5.000%,
	6/01/34 – AGM Insured (WI/DD, Settling 5/12/22)
3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union	7/27 at 102.00	A	2,807,880
	Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33
1,350	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds,	5/26 at 100.00	A+	1,453,788
	Saint Luke’s Health System, Inc., Series 2016, 5.000%, 11/15/35
5,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds,	11/30 at 100.00	A+	4,862,300
	Saint Luke’s Health System, Inc., Series 2020, 4.000%, 11/15/50
1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	6/27 at 100.00	A1	1,531,446
	Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/42

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 11,985	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	$ 12,378,348
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
3,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	1/25 at 100.00	AA	3,609,549
	BJC Health System, Series 2015A, 4.000%, 1/01/45
16,215	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	7/31 at 100.00	AA	15,939,345
	BJC Health System, Series 2021A, 4.000%, 7/01/46
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	7/26 at 100.00	AA	1,472,580
	BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50
	(Mandatory Put 1/01/46)
14,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	1/28 at 100.00	AA	13,497,820
	BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58
	(Mandatory Put 1/01/48) (UB) (6)
17,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	17,839,587
	CoxHealth, Series 2013A, 5.000%, 11/15/48
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	CoxHealth, Series 2019A:
4,165	4.000%, 11/15/44	5/29 at 100.00	A2	4,132,513
4,220	4.000%, 11/15/49	5/29 at 100.00	A2	4,111,673
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	Mercy Health, Series 2017C:
2,220	5.000%, 11/15/42	11/27 at 100.00	A+	2,403,594
3,000	5.000%, 11/15/47	11/27 at 100.00	A+	3,227,670
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	Mercy Health, Series 2020:
7,500	4.000%, 6/01/50	6/30 at 100.00	A+	7,356,000
17,650	4.000%, 6/01/53	6/30 at 100.00	A+	17,189,158
700	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/29 at 100.00	AA–	655,676
	Mosaic Health System, Series 2019A, 4.000%, 2/15/54
3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	6/24 at 100.00	AA– (4)	3,098,370
	SSM Health Care, Series 2014A, 4.000%, 6/01/33 (Pre-refunded 6/01/24)
3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	6/32 at 100.00	N/R	2,892,930
	SSM Health Care, Series 2022A, 4.000%, 6/01/52
10,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy	5/25 at 102.00	A+	9,875,000
	Hospital, Series 2017A, 4.000%, 5/15/42
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior
	Services Projects, Series 2014A:
1,540	5.000%, 2/01/35	2/24 at 100.00	BBB	1,571,339
2,000	5.000%, 2/01/44	2/24 at 100.00	BBB	2,033,240
1,150	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/26 at 100.00	BBB	1,179,084
	Services Projects, Series 2016A, 5.000%, 2/01/46
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/26 at 100.00	BBB	726,537
	Services Projects, Series 2016B, 5.000%, 2/01/34
1,700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior	2/24 at 104.00	BBB	1,791,715
	Services Projects, Series 2019A, 5.000%, 2/01/42
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior
	Services Projects, Series 2019C:
1,500	5.000%, 2/01/42	2/29 at 102.00	BBB	1,588,095
1,000	4.000%, 2/01/48	2/29 at 100.00	BBB	925,600
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis	4/29 at 100.00	AA–	496,935
	University, Series 2019A, 4.000%, 10/01/48
7,085	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds,	6/26 at 100.00	A2	7,609,219
	Pairie State Power Project, Refunding Series 2016A, 5.000%, 12/01/34
2,415	Saint Charles County Public Water Supply District 2, Missouri, Certificates of	12/25 at 100.00	AA+	2,471,269
	Participation, Missouri Project Series 2019, 4.000%, 12/01/41

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of
	Participation, Refunding Series 2016C:
$ 1,675	4.000%, 12/01/31	12/25 at 100.00	AA+	$ 1,738,683
2,535	5.000%, 12/01/32	12/25 at 100.00	AA+	2,727,711
220	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/23 at 100.00	BB+	224,495
	Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
7,250	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/25 at 103.00	BB+	7,350,630
	Village Saint Louis Obligated Group, Series 2018A, 5.250%, 9/01/53
725	The Industrial Development Authority of the City of Saint Louis, Missouri, Development	11/26 at 100.00	N/R	646,497
	Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A,
	3.875%, 11/15/29
207,915	Total Missouri			207,697,402
	Montana – 0.4% (0.2% of Total Investments)
1,475	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran	5/25 at 102.00	N/R	1,481,431
	Corporation, Series 2017A, 5.250%, 5/15/47
4,965	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell	7/28 at 100.00	BBB	5,256,346
	Regional Medical Center, Series 2018B, 5.000%, 7/01/48
2,580	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System	2/27 at 100.00	A+	2,789,754
	Obligated Group, Refunding Series 2016, 5.000%, 2/15/41
3,310	Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman	6/28 at 100.00	A	3,555,635
	Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48
1,825	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group,	8/28 at 100.00	AA–	2,009,690
	Series 2018A, 5.000%, 8/15/48
14,155	Total Montana			15,092,856
	Nebraska – 1.4% (0.8% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A2	2,645,807
	5.000%, 9/01/42
7,000	Dodge County School District 1 Fremont, Nebraska, General Obligation Bonds, Series 2022,	12/32 at 100.00	N/R	7,084,000
	4.000%, 12/15/47 – AGM Insured
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds,
	Children’s Hospital Obligated Group, Refunding Series 2020A:
1,200	4.000%, 11/15/39	11/30 at 100.00	AA–	1,204,284
1,625	4.000%, 11/15/40	11/30 at 100.00	AA–	1,628,104
3,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds,	5/27 at 100.00	AA–	3,265,290
	Children’s Hospital Obligated Group, Series 2017, 5.000%, 11/15/47
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
3,500	5.000%, 11/01/45	11/25 at 100.00	A	3,668,910
1,400	5.000%, 11/01/48	11/25 at 100.00	A	1,461,950
5,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University	1/32 at 100.00	A2	4,945,250
	Projects, Series 2021A, 4.000%, 7/01/46
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA (4)	4,047,120
	(Pre-refunded 9/01/22)
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional
	Health Services Project, Refunding Series 2017A:
2,150	5.000%, 7/01/29	7/27 at 100.00	BBB	2,319,011
2,000	5.000%, 7/01/30	7/27 at 100.00	BBB	2,151,780
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional
	Health Services Project, Series 2018:
1,000	5.000%, 7/01/32	7/25 at 100.00	BBB	1,059,550
820	5.000%, 7/01/33	7/25 at 100.00	BBB	868,077
2,000	5.000%, 7/01/34	7/25 at 100.00	BBB	2,115,960

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$ 5,110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series	10/26 at 100.00	A+	$ 5,570,258
	2016A, 5.000%, 4/01/38
6,000	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation	12/32 at 100.00	N/R	6,066,780
	Bonds, Series 2022, 4.000%, 12/15/47
5,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds,	7/31 at 100.00	Aa1	4,876,650
	Series 2021A, 4.000%, 7/15/59
53,425	Total Nebraska			54,978,781
	Nevada – 2.0% (1.2% of Total Investments)
6,030	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project,	9/27 at 100.00	A–	6,389,750
	Series 2017A, 5.000%, 9/01/47
4,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building	6/28 at 100.00	A+	4,140,160
	Series 2018A, 4.000%, 6/15/37
7,525	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax	6/28 at 100.00	AA+	8,164,625
	Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48
365	Director of the State of Nevada Department of Business and Industry, Charter School	12/25 at 100.00	BB	376,413
	Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada,
	Refunding Series 2016:
2,300	4.000%, 9/01/26	No Opt. Call	N/R	2,329,555
1,525	4.000%, 9/01/27	9/26 at 100.00	N/R	1,536,331
2,660	4.000%, 9/01/29	9/26 at 100.00	N/R	2,650,318
2,920	4.000%, 9/01/30	9/26 at 100.00	N/R	2,887,092
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	Aa1	5,284,550
10,000	5.000%, 6/01/33	12/24 at 100.00	Aa1	10,561,400
6,620	5.000%, 6/01/39	12/24 at 100.00	Aa1	6,971,390
11,915	5.000%, 6/01/39	12/24 at 100.00	Aa1	12,547,448
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond
	Trust 2015-XF0233:
3,995	17.221%, 12/01/22, 144A (IF) (6)	1/30 at 0.00	Aa1	4,842,739
1,000	17.334%, 12/01/22, 144A (IF) (6)	1/30 at 0.00	Aa1	1,212,330
1,250	17.231%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	Aa1	1,515,412
1,250	17.231%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	Aa1	1,515,412
2,500	17.231%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	Aa1	3,030,825
4,100	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	Aa1	4,112,095
	5.000%, 6/01/42
74,955	Total Nevada			80,067,845
	New Hampshire – 0.2% (0.1% of Total Investments)
1,335	National Finance Authority, New Hampshire, Hospital Facilities Revenue Bonds, Saint	5/31 at 100.00	AA	1,341,728
	Elizabeth Medical Center, Inc., Series 2021A, 4.000%, 5/01/45
1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord	10/27 at 100.00	AA–	1,637,820
	Hospital, Series 2017, 5.000%, 10/01/47
	New Hampshire Health and Education Facilities Authority, Revenue Bonds,
	Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,115	5.000%, 8/01/36	2/28 at 100.00	A	1,238,843
2,935	5.000%, 8/01/37	2/28 at 100.00	A	3,260,345
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds,	No Opt. Call	A	1,283,327
	Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59
7,995	Total New Hampshire			8,762,063
	New Jersey – 6.3% (3.8% of Total Investments)
10,600	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation	No Opt. Call	Baa1	11,316,666
	Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 6,000	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Montclair	6/27 at 100.00	AA	$ 6,551,700
	Properties LLC, Montclair State University Student Housing Project, Refunding Series 2017,
	5.000%, 6/01/42 – AGM Insured
20,890	New Jersey Economic Development Authority, School Facilities Construction Bonds,	12/26 at 100.00	Baa1 (4)	23,593,375
	Refunding Series 2016BBB, 5.500%, 6/15/30 (Pre-refunded 12/15/26)
	New Jersey Economic Development Authority, School Facilities Construction Bonds,
	Series 2014UU:
5,515	5.000%, 6/15/30 (Pre-refunded 6/15/24)	6/24 at 100.00	Baa1 (4)	5,812,314
935	5.000%, 6/15/40 (Pre-refunded 6/15/24)	6/24 at 100.00	N/R (4)	985,406
4,065	5.000%, 6/15/40	6/24 at 100.00	Baa1	4,179,958
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	12/28 at 100.00	Baa1	1,050,940
	2018EEE, 5.000%, 6/15/43
2,595	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social	12/30 at 100.00	Baa1	2,451,548
	Series 2021QQQ, 4.000%, 6/15/46
2,020	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	5/22 at 100.00	BB+	2,023,979
	Peters University Hospital, Series 2007, 5.750%, 7/01/37
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack	7/27 at 100.00	AA–	2,718,675
	Meridian Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/37
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood	7/23 at 100.00	AA–	739,785
	Johnson University Hospital, Series 2013A, 5.500%, 7/01/43
10,970	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas	7/26 at 100.00	AA–	11,680,198
	Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University	7/25 at 100.00	AA	724,788
	Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
	Revenue Notes, Series 2016A-1:
3,050	5.000%, 6/15/28	6/26 at 100.00	A+	3,287,717
7,795	5.000%, 6/15/29	6/26 at 100.00	A+	8,370,349
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital
	Appreciation Series 2010A:
5,000	0.000%, 12/15/26	No Opt. Call	Baa1	4,237,700
16,495	0.000%, 12/15/33	No Opt. Call	Baa1	10,075,146
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
1,815	0.000%, 12/15/26 – BHAC Insured	No Opt. Call	AA+	1,582,952
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	Baa1	7,195,100
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	24,098,840
45,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	Baa1	25,326,000
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	Baa1	5,351,100
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	Baa1	5,185,350
	2010D, 5.000%, 12/15/23
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/22 at 100.00	Baa1 (4)	1,004,370
	2012A, 5.000%, 6/15/42 (Pre-refunded 6/15/22)
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/23 at 100.00	Baa1	7,690,275
	2013AA, 5.500%, 6/15/39
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/29 at 100.00	Baa1	5,434,650
	2019A, 5.000%, 12/15/32
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/28 at 100.00	Baa1	4,770,450
	2019BB, 4.000%, 6/15/44
15,450	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/30 at 100.00	Baa1	14,394,765
	2020AA, 4.000%, 6/15/50
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%,	No Opt. Call	AA	15,339,380
	1/01/26 – AGM Insured

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 1,160	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A+	$ 1,198,547
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
489	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (6)	7/22 at 100.00	A+	501,234
826	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (6)	7/22 at 100.00	N/R	845,563
1,500	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G, 4.000%, 1/01/33	1/28 at 100.00	A+	1,559,640
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa3	2,748,090
	9/01/25 – NPFG Insured
	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L:
2,000	5.000%, 5/01/38 (Pre-refunded 5/01/23)	5/23 at 100.00	Aa3 (4)	2,058,860
910	5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	Aa3 (4)	936,781
3,905	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	11/30 at 100.00	BBB+	4,203,420
	Series 2020A, 5.000%, 11/01/45
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed
	Bonds, Series 2018A:
10,355	5.000%, 6/01/46	6/28 at 100.00	BBB+	10,883,623
4,710	5.250%, 6/01/46	6/28 at 100.00	BBB+	5,032,541
2,615	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	2,730,374
	Bonds, Series 2018B, 5.000%, 6/01/46
290,080	Total New Jersey			249,872,149
	New Mexico – 0.2% (0.1% of Total Investments)
7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian	8/29 at 100.00	AA	7,600,684
	Healthcare Services, Series 2019A, 4.000%, 8/01/48
	New York – 9.4% (5.7% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	Ba1	2,387,840
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
	Dormitory Authority of the State of New York, Revenue Bonds, New School University,
	Series 2015A:
900	5.000%, 7/01/50 (Pre-refunded 7/01/25)	7/25 at 100.00	N/R (4)	968,058
11,930	5.000%, 7/01/50	7/25 at 100.00	A3	12,513,138
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	Aa2 (4)	3,219,360
	2012A, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/23 at 100.00	Aa2 (4)	4,130,000
	2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical	6/27 at 100.00	BBB–	1,089,190
	Center Obligated Group, Series 2017, 5.000%, 12/01/33, 144A
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	General Purpose Series 2015B Group C:
5	5.000%, 2/15/36 (Pre-refunded 2/15/25)	2/25 at 100.00	N/R (4)	5,345
14,070	5.000%, 2/15/36	2/25 at 100.00	AA+	14,883,387
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	General Purpose, Series 2019A. Bidding Group 1,2,3,4:
12,500	5.000%, 3/15/45	3/29 at 100.00	AA+	13,506,125
14,800	4.000%, 3/15/48	3/29 at 100.00	N/R	14,710,164
50,680	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	2/30 at 100.00	AA+	50,356,155
	General Purpose, Series 2019D, 4.000%, 2/15/47
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	9/30 at 100.00	AA+	6,955,200
	General Purpose, Series 2020A. Bidding Group 1 thru 5, 4.000%, 3/15/47
10,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds,	No Opt. Call	A2	11,361,900
	Series 2005, 5.250%, 10/01/35
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	1,067,572
780	5.000%, 9/01/44	9/24 at 100.00	A	818,727

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/28 at 100.00	A	$ 5,562,850
	2018, 5.000%, 9/01/37
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A:
345	5.000%, 9/01/42	9/22 at 100.00	A	348,595
5,010	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	5,068,667
9,745	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	9,859,114
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University	7/23 at 100.00	AA– (4)	1,033,670
	of Rochester Project, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	7,403,530
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/27 at 100.00	AA+	5,486,800
	General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/31 at 100.00	AA+	11,790,840
	General Resolution Revenue Bonds, Fiscal 2022 Series AA-1, 4.000%, 6/15/51
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	7/27 at 100.00	AA	3,641,085
	Fiscal 2018, Series 2017S-1, 4.000%, 7/15/36
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/23 at 100.00	AAA	5,122,700
	Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/28 at 100.00	AAA	5,406,850
	Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	8/28 at 100.00	AAA	10,861,600
	Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40
9,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	11/30 at 100.00	AAA	9,399,870
	Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/44
14,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	2/32 at 100.00	N/R	15,500,100
	Subordinate Fiscal 2022 Subseries C-1, 5.000%, 2/01/47
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	2/32 at 100.00	N/R	1,660,725
	Subordinate Fiscal 2022 Subseries F-1, 5.000%, 2/01/47
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1,	12/26 at 100.00	AA	2,210,957
	5.000%, 12/01/41
10,370	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1,	8/29 at 100.00	Aa2	10,394,058
	4.000%, 8/01/42
3,500	New York City, New York, General Obligation Bonds, Fiscal 2020 SeriesD-1,	3/30 at 100.00	AA	3,506,125
	4.000%, 3/01/44
1,910	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/41	8/30 at 100.00	AA	1,916,036
12,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1,	3/31 at 100.00	AA	12,007,680
	4.000%, 3/01/47
11,000	New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1,	8/31 at 100.00	AA	12,100,660
	5.000%, 8/01/47
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	5/22 at 100.00	AA	10,031
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	5/22 at 100.00	AA	5,019
23,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	24,174,270
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
1,590	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by	2/30 at 100.00	N/R	1,598,856
	Port Authority Consolidated Bonds, Refunding Series 1WTC-2021, 4.000%, 2/15/43
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking	6/22 at 100.00	AAA	4,098,879
	Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority
	Projects, Tender Option Bond Trust, 12.953%, 6/15/26, 144A (IF) (6)
10,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations,	1/26 at 100.00	A2	10,682,100
	Series 2016A, 5.250%, 1/01/56

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 10,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series	3/31 at 100.00	AA+	$ 9,804,900
	2021A-1, 4.000%, 3/15/54
11,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	9/30 at 100.00	N/R	12,036,310
	General Purpose, Series 2020C, 5.000%, 3/15/47
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	N/R (4)	2,117,398
	Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	12/23 at 100.00	Aa3	4,063,553
	Seventy Ninth Series 2013, 5.000%, 12/01/38
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,	5/25 at 100.00	AA–	5,280,300
	Refunding Series 2015A, 5.000%, 11/15/50
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
	Refunding Subordinate Lien Series 2013A:
10,725	0.000%, 11/15/31	No Opt. Call	A+	7,518,225
1,105	0.000%, 11/15/32	No Opt. Call	A+	738,593
6,800	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges &	11/30 at 100.00	AA–	7,415,672
	Tunnels, Series 2020A, 5.000%, 11/15/54
5,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	5,064,600
368,805	Total New York			372,863,379
	North Carolina – 7.1% (4.3% of Total Investments)
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,133,456
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,668,816
4,645	Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue	8/29 at 100.00	AA+	4,705,153
	Bonds, Refunding Series 2019A, 4.000%, 8/01/44
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	AA	1,046,930
730	5.000%, 6/01/31	6/24 at 100.00	AA	764,106
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International,
	Refunding Series 2014A:
2,865	5.000%, 7/01/27	7/24 at 100.00	Aa3	3,006,732
3,000	5.000%, 7/01/28	7/24 at 100.00	Aa3	3,143,910
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International,
	Refunding Series 2017A:
1,365	5.000%, 7/01/42 (UB) (6)	7/27 at 100.00	Aa3	1,473,422
5,390	5.000%, 7/01/47 (UB) (6)	7/27 at 100.00	Aa3	5,781,422
2,045	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014,	12/24 at 100.00	AAA	2,153,549
	5.000%, 12/01/39
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,011,872
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,492,237
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018:
2,055	5.000%, 7/01/44 (UB) (6)	7/28 at 100.00	AAA	2,297,654
16,865	5.000%, 7/01/44 (UB) (6)	7/28 at 100.00	AAA	18,856,419
4,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds,	1/29 at 100.00	AA–	4,490,480
	Doing Business as Atrium Health, Refunding Series 2018A, 5.000%, 1/15/36
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series	6/22 at 100.00	AA (4)	2,091,234
	2012B, 5.000%, 6/01/28 (Pre-refunded 6/01/22)
835	Durham, North Carolina, General Obligation Bonds, Refunding Series 2015,	No Opt. Call	AAA	925,197
	5.000%, 10/01/26
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%,	10/23 at 100.00	AA– (4)	5,195,050
	10/01/41 (Pre-refunded 10/01/23)
2,310	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A,	4/26 at 100.00	AA–	2,501,638
	5.000%, 10/01/29

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 4,750	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A,	6/27 at 100.00	AAA	$ 4,834,977
	4.000%, 6/01/47
2,000	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series	4/28 at 100.00	AA+ (4)	2,260,160
	2018A, 5.000%, 4/01/42 (Pre-refunded 4/01/28)
500	Henderson County, North Carolina, Limited Obligation Bonds, Series 2015,	10/25 at 100.00	AA	540,315
	5.000%, 10/01/31
217	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013,	2/23 at 100.00	N/R	217,905
	7.750%, 2/01/24
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/23 at 100.00	N/R (4)	519,150
	Center, Refunding Series 2013, 5.000%, 10/01/26 (Pre-refunded 10/01/23)
6,140	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/27 at 100.00	N/R (4)	6,852,977
	Center, Series 2017, 5.000%, 10/01/47 (Pre-refunded 10/01/27)
1,800	North Carolina Agricultural & Technical State University, General Revenue Bonds,	10/25 at 100.00	AA–	1,938,474
	Refunding Series 2015A, 5.000%, 10/01/40
3,900	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University	10/26 at 100.00	AA+	4,236,063
	Project, Refunding Series 2016B, 5.000%, 7/01/42
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University
	Project, Series 2015 A:
1,605	5.000%, 10/01/55 (Pre-refunded 10/01/25) (6)	10/25 at 100.00	AA+ (4)	1,740,494
9,485	5.000%, 10/01/55 (Pre-refunded 10/01/25) (6)	10/25 at 100.00	AA+ (4)	10,285,724
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales
	University, Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	A–	1,588,189
1,000	5.000%, 4/01/33	4/23 at 100.00	A–	1,018,050
5,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds,	7/26 at 100.00	AA	5,123,050
	Wake Forest University, Refunding Series 2016, 4.000%, 1/01/37
2,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds,	1/28 at 100.00	AA	2,746,450
	Wake Forest University, Series 2018, 5.000%, 1/01/48
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A,	7/22 at 100.00	N/R (4)	3,521,175
	5.000%, 1/01/25 (Pre-refunded 7/01/22)
22,210	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex	1/30 at 100.00	AA–	21,820,881
	Healthcare, Series 2020A, 4.000%, 7/01/49 (UB)
2,720	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue	10/24 at 102.00	N/R	2,758,542
	Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/37
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear	10/22 at 100.00	A3 (4)	2,409,366
	Valley Health System, Refunding Series 2012A, 5.000%, 10/01/27 (Pre-refunded 10/01/22)
2,690	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Deerfield	11/26 at 100.00	A	2,878,300
	Episcopal Retirement Community, Refunding First Mortgage Series 2016, 5.000%, 11/01/37
1,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke	6/26 at 100.00	AA	1,352,962
	University Health System, Refunding Series 2016D, 5.000%, 6/01/29
7,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke	6/22 at 100.00	Aa2 (4)	7,020,930
	University Health System, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)
12,775	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant	11/29 at 100.00	AA–	12,570,855
	Health Obligated Group, Series 2019A, 4.000%, 11/01/49
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex	7/25 at 100.00	AA–	2,120,560
	Healthcare, Series 2015A, 5.000%, 7/01/44
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake	12/22 at 100.00	AA–	3,046,500
	Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,
	Refunding Series 2012A:
2,000	5.000%, 10/01/27 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	2,028,940
6,800	5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	6,898,396
1,500	5.000%, 10/01/38 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	1,521,705

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional	6/22 at 100.00	BBB+	$ 2,938,292
	Medical Center, Refunding Series 2012, 5.000%, 6/01/32
450	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue	10/23 at 100.00	N/R (4)	465,962
	Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33
	(Pre-refunded 10/01/23)
500	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge	1/27 at 103.00	N/R	495,505
	Project, Refunding Series 2019A, 5.000%, 1/01/39
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding
	Series 2015A:
1,545	5.000%, 1/01/28	1/26 at 100.00	A	1,660,195
1,500	5.000%, 1/01/32	1/26 at 100.00	A	1,609,965
760	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding	7/26 at 100.00	A	823,756
	Series 2016A, 5.000%, 1/01/30
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%,	10/23 at 100.00	Aa1 (4)	2,100,234
	10/01/42 (Pre-refunded 10/01/23)
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,247,800
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
2,000	5.000%, 5/01/29 (UB) (6)	5/27 at 100.00	AA+	2,215,620
4,000	5.000%, 5/01/30 (UB) (6)	5/27 at 100.00	AA+	4,412,280
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital
	Appreciation Series 2017C:
835	0.000%, 7/01/28	7/26 at 91.99	BBB	652,026
800	0.000%, 7/01/30	7/26 at 83.69	BBB	566,336
850	0.000%, 7/01/31	7/26 at 79.58	BBB	570,860
2,400	0.000%, 7/01/33	7/26 at 71.99	BBB	1,454,616
3,160	0.000%, 7/01/36	7/26 at 61.63	BBB	1,633,056
3,100	0.000%, 7/01/37	7/26 at 58.52	BBB	1,519,217
1,900	0.000%, 7/01/40	7/26 at 50.36	BBB	798,266
400	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A,	7/26 at 100.00	BBB	417,968
	5.000%, 7/01/47
2,200	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding	1/27 at 100.00	AA	2,379,014
	Senior Lien Series 2017, 5.000%, 1/01/39 – AGM Insured
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding	1/29 at 100.00	BBB	1,074,050
	Series 2018, 5.000%, 1/01/40
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien
	Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA	110,037
4,375	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA	2,936,325
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	1,476,048
2,380	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,459,440
7,575	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	4,225,714
1,470	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	780,247
3,040	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015,	6/25 at 100.00	AA	3,243,467
	5.000%, 6/01/33
	Orange County Public Facilities Company, North Carolina, Limited Obligation Bonds,
	Refunding Series 2017:
200	5.000%, 10/01/27	No Opt. Call	AA+	224,402
150	5.000%, 10/01/28	10/27 at 100.00	AA+	167,747
400	5.000%, 10/01/30	10/27 at 100.00	AA+	443,964
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding
	Series 2013A:
5,000	5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	5,128,500
3,785	5.000%, 3/01/43 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	3,882,274
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series	3/27 at 100.00	AAA	5,089,600
	2016A, 4.000%, 3/01/46

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 1,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A,	No Opt. Call	AAA	$ 1,106,270
	5.000%, 9/01/26
1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33	10/23 at 100.00	AA+ (4)	1,039,720
	(Pre-refunded 10/01/23)
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,269,174
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,383,783
650	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/30	5/26 at 100.00	AA+	705,588
	Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2017:
300	5.000%, 9/01/32	9/27 at 100.00	A1	332,211
1,250	4.000%, 9/01/35	9/27 at 100.00	A1	1,278,137
1,265	4.000%, 9/01/36	9/27 at 100.00	A1	1,289,377
1,000	4.000%, 9/01/37	9/27 at 100.00	A1	1,018,660
1,100	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A,	6/29 at 100.00	AA+	1,113,992
	4.000%, 6/01/44
1,360	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019,	No Opt. Call	AA	1,554,534
	5.000%, 2/01/45
800	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015,	4/25 at 100.00	Aa3 (4)	857,360
	5.000%, 4/01/45 (Pre-refunded 4/01/25)
170	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A,	10/27 at 100.00	Aa3	188,314
	5.000%, 10/01/31
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
2,070	5.000%, 4/01/32 (Pre-refunded 4/01/24)	4/24 at 100.00	Aa3 (4)	2,174,204
1,175	5.000%, 4/01/33 (Pre-refunded 4/01/24)	4/24 at 100.00	Aa3 (4)	1,234,150
1,385	5.000%, 4/01/35 (Pre-refunded 4/01/24)	4/24 at 100.00	Aa3 (4)	1,454,721
4,735	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017,	10/27 at 100.00	Aa3	5,191,738
	5.000%, 10/01/42
1,415	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017,	4/28 at 100.00	Aa3	1,578,418
	5.000%, 4/01/31
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,000	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,049,090
3,065	5.000%, 4/01/39	4/24 at 100.00	Aa3	3,215,461
4,765	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018,	4/28 at 100.00	Aa3	5,238,117
	5.000%, 4/01/43
	University of North Carolina, Wilmington, General Revenue Bonds, Refunding Series 2019B:
1,000	4.000%, 10/01/39	10/29 at 100.00	Aa3	1,025,120
1,500	4.000%, 10/01/44	10/29 at 100.00	Aa3	1,510,200
1,845	4.000%, 10/01/49	10/29 at 100.00	Aa3	1,830,554
1,250	Western Carolina University, North Carolina, General Revenue Bonds, Refunding Series	10/25 at 100.00	Aa3	1,335,200
	2015A, 5.000%, 10/01/45
281,692	Total North Carolina			280,767,243
	North Dakota – 1.1% (0.7% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	N/R (4)	5,105,044
	Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System
	Obligated Group, Series 2017A:
1,000	5.000%, 12/01/37	12/27 at 100.00	Baa2	1,072,710
8,525	5.000%, 12/01/42	12/27 at 100.00	Baa2	9,091,060
7,070	4.000%, 12/01/47	12/27 at 100.00	Baa2	6,763,021
1,800	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/31 at 100.00	Baa2	1,703,448
	Obligated Group, Series 2021, 4.000%, 12/01/51
900	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley	12/26 at 100.00	N/R	867,465
	Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
$ 500	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley	No Opt. Call	N/R	$ 509,335
	Homes Obligated Group, Series 2016A, 5.125%, 12/01/24
2,700	University of North Dakota, Certificates of Participation, Housing Infrastructure	6/30 at 100.00	AA	2,639,520
	Project, Series 2021A, 4.000%, 6/01/51 – AGM Insured
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group,
	Series 2017C:
11,065	5.000%, 6/01/43	6/28 at 100.00	BBB–	11,788,208
2,610	5.000%, 6/01/48	6/28 at 100.00	BBB–	2,762,816
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	710,000
	Project, Series 2013, 7.750%, 9/01/38 (8)
42,670	Total North Dakota			43,012,627
	Ohio – 6.9% (4.2% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities
	Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016:
3,020	5.250%, 11/15/41	11/26 at 100.00	BBB+	3,220,075
8,255	5.250%, 11/15/46	11/26 at 100.00	BBB+	8,748,814
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	AA–	320,778
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
11,940	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding &	11/24 at 100.00	AA–	12,573,656
	Improvement Series 2015A, 5.000%, 11/01/43
8,655	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A,	2/28 at 100.00	AA–	8,665,299
	4.000%, 8/01/38
2,750	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B,	6/27 at 100.00	A+	2,981,303
	5.000%, 6/01/42
25,315	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	3,360,819
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
990	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	927,432
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48
41,930	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	40,841,497
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
14,570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	N/R (4)	14,627,551
	Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)
5,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities	1/29 at 100.00	AA	4,968,450
	Authority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46
	Cleveland Heights-University Heights City School District, Ohio, General Obligation
	Bonds, School Improvement Series 2014:
7,060	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	AA– (4)	7,282,884
10,480	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	10,810,854
	Cleveland-Cuyahoga County Port Authority, Ohio, Cultural Facility Revenue Bonds, The
	Cleveland Museum of Natural History Project, Series 2021:
300	4.000%, 7/01/37	7/31 at 100.00	A3	310,209
300	4.000%, 7/01/38	7/31 at 100.00	A3	309,621
350	4.000%, 7/01/39	7/31 at 100.00	A3	360,549
1,000	4.000%, 7/01/51	7/31 at 100.00	A3	1,010,450
5,165	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities	6/26 at 100.00	Aa1	5,344,535
	Construction & Improvement Series 2018, 4.000%, 12/01/38
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center	6/23 at 100.00	Ba2	6,020,111
	Project, Series 2013, 5.000%, 6/15/43
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	1,473,790
	Improvement Series 2012A, 5.000%, 11/01/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project,
	Series 2017A:
$ 1,500	5.000%, 1/01/47	1/27 at 100.00	BBB–	$ 1,531,125
1,120	5.000%, 1/01/52	1/27 at 100.00	BBB–	1,140,877
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding &
	Improvement Series 2016:
3,425	5.000%, 1/01/46	1/26 at 100.00	BBB–	3,488,945
6,000	5.000%, 1/01/51	1/26 at 100.00	BBB–	6,101,880
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien
	Series 2013A:
6,920	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (6)	1/23 at 100.00	AA+ (4)	7,064,766
14,850	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (6)	1/23 at 100.00	AA+ (4)	15,160,662
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds,
	Tender Option Bond Trust 2016-XG0052:
875	16.845%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	AA+ (4)	948,220
1,050	16.845%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	AA+ (4)	1,137,864
5,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network	8/28 at 100.00	A+	5,428,000
	Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/45
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds,	No Opt. Call	A2	6,950,220
	Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured
1,750	Milford Exempted Village School District, Ohio, General Obligation Bonds, School	12/30 at 100.00	N/R	1,786,575
	Improvement Series 2022, 4.000%, 12/01/51
21,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding	11/24 at 100.00	AA+ (4)	22,359,330
	& Improvement Series 2014, 5.000%, 11/15/49 (Pre-refunded 11/15/24)
9,365	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series	6/28 at 100.00	A+	10,028,323
	2018A, 5.000%, 12/01/48
7,065	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series	1/30 at 100.00	A	6,873,256
	2020A, 4.000%, 1/15/50
7,550	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission	2/31 at 100.00	Aa3	8,493,675
	Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 0.000%, 2/15/36 (5)
19,515	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission	2/23 at 100.00	Aa3 (4)	19,948,233
	Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48
	(Pre-refunded 2/15/23)
9,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission,	2/28 at 100.00	Aa3	9,304,200
	Infrastructure Projects, Junior Lien Series 2018A, 4.000%, 2/15/46
4,255	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated	12/29 at 100.00	A–	4,571,700
	Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/49
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health
	System Obligated Group Project, Refunding and Improvement Series 2012:
135	5.750%, 12/01/32	12/22 at 100.00	BB–	136,490
130	6.000%, 12/01/42	12/22 at 100.00	BB–	131,382
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation	No Opt. Call	AA	4,635,104
	Bonds, Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured
3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education	3/25 at 100.00	N/R	3,756,612
	Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015,
	6.000%, 3/01/45
289,205	Total Ohio			275,136,116
	Oklahoma – 0.3% (0.2% of Total Investments)
1,165	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2019,	9/29 at 100.00	A–	1,243,416
	5.000%, 9/01/45
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine
	Project, Series 2018B:
2,205	5.250%, 8/15/48	8/28 at 100.00	Baa3	2,275,251
2,700	5.500%, 8/15/52	8/28 at 100.00	Baa3	2,843,100
4,570	5.500%, 8/15/57	8/28 at 100.00	Baa3	4,802,019

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
$ 1,125	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds,	11/25 at 102.00	BBB–	$ 1,191,218
	Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37
11,765	Total Oklahoma			12,355,004
	Oregon – 2.2% (1.3% of Total Investments)
	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred
	Interest Series 2017A:
760	5.000%, 6/15/38	6/27 at 100.00	Aa1	837,794
2,750	5.000%, 6/15/39	6/27 at 100.00	Aa1	3,027,365
1,185	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc.,	11/25 at 102.00	N/R	1,208,510
	Series 2020A, 5.375%, 11/15/55
	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds,
	Series 2017:
1,310	5.000%, 6/15/38	6/27 at 100.00	Aa1	1,444,092
1,705	5.000%, 6/15/39	6/27 at 100.00	Aa1	1,876,966
2,000	Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%, 8/01/49	8/30 at 100.00	Aa2	2,042,580
7,955	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A,	6/26 at 100.00	A+	8,530,942
	5.000%, 6/01/46
3,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2022A, 5.000%,	6/32 at 100.00	N/R	3,246,270
	6/01/52 (WI/DD, Settling 5/11/22)
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding
	Series 2016A:
6,275	5.000%, 10/01/35	10/26 at 100.00	BBB+	6,631,985
140	5.000%, 10/01/46 (Pre-refunded 10/01/26)	10/26 at 100.00	N/R (4)	153,584
2,120	5.000%, 10/01/46	10/26 at 100.00	BBB+	2,210,842
	Oregon Health and Science University, Revenue Bonds, Green Series 2021A:
8,150	4.000%, 7/01/44	1/32 at 100.00	N/R	8,063,284
2,000	4.000%, 7/01/51	1/32 at 100.00	N/R	1,961,760
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien	11/23 at 100.00	AAA (4)	9,269,781
	Series 2013A, 5.000%, 11/15/38 (Pre-refunded 11/15/23)
30,870	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series	5/29 at 100.00	AA–	30,085,284
	2019A, 4.000%, 5/15/49
5,265	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Project,	5/26 at 100.00	AA–	5,616,070
	Refunding Series 2016A, 5.000%, 5/15/46
500	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds,	5/29 at 100.00	A3	553,640
	Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green
	Series 2019B, 5.000%, 11/01/36, 144A
84,875	Total Oregon			86,760,749
	Pennsylvania – 5.9% (3.6% of Total Investments)
15,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny	4/28 at 100.00	A	16,099,800
	Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B:
1,000	4.000%, 6/01/45	12/30 at 100.00	Aa3	996,560
1,765	4.000%, 6/01/50	12/30 at 100.00	Aa3	1,751,462
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water
	Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AA	3,123,375
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AA	3,044,562
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AA	2,956,180
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AA	2,784,287
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AA	3,590,896
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AA	2,290,176
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AA	2,406,090
1,200	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany	11/27 at 100.00	AA–	1,316,388
	Medical Center Project, Series 2018A, 5.000%, 11/15/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 895	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master	6/28 at 100.00	A1	$ 967,459
	Settlement, Series 2018, 5.000%, 6/01/34
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle	6/22 at 100.00	A (4)	2,156,343
	Health System Project, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)
26,595	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System	7/27 at 100.00	A1	29,067,271
	Revenue Bonds, Series 2017, 5.000%, 7/01/42
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue	No Opt. Call	A1	1,184,600
	Bonds, Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
3,500	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health,	11/29 at 100.00	A+	3,722,040
	Series 2021, 5.000%, 11/01/46
4,915	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement	6/27 at 100.00	N/R	4,541,460
	Community, Series 2017A, 5.000%, 12/01/47
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown
	Concession, Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	3,123,187
5,180	0.000%, 12/01/32	No Opt. Call	A	3,455,992
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown
	Concession, Series 2013A:
4,310	5.125%, 12/01/47	12/23 at 100.00	A	4,474,513
4,960	5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (4)	5,177,546
5,410	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	9/28 at 100.00	A	5,873,853
	Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48
1,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	9/29 at 100.00	A	986,420
	Thomas Jefferson University, Series 2019, 4.000%, 9/01/44
4,770	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	5/32 at 100.00	N/R	4,608,011
	Thomas Jefferson University, Series 2022B, 4.000%, 5/01/52
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Ba1 (4)	5,334,400
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
	(Pre-refunded 1/15/25)
5,155	Neshaminy School District, Bucks County, Pennsylvania, General Obligation Bonds, Series	5/30 at 100.00	N/R	5,207,272
	2022, 4.000%, 11/01/46
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue	5/22 at 100.00	N/R	113,437
	Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23
256	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue	No Opt. Call	N/R	45,939
	Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23
	(cash 5.000%, PIK 5.000%)
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/22 at 100.00	Ba1	1,719,312
	Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1,
	4.000%, 11/01/32
5,910	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/29 at 100.00	AA	5,804,388
	Pennsylvania Health System, Series 2019, 4.000%, 8/15/44 (UB)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue
	Bonds, Subordinate Series 2013A:
1,105	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	1,126,437
2,010	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	AA– (4)	2,048,994
16,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series	12/27 at 100.00	A	19,516,487
	2009E, 6.375%, 12/01/38
5,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	5,910,894
6,340	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1,	6/26 at 100.00	A1	6,799,016
	5.000%, 12/01/41
16,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2021A, 4.000%, 12/01/51	6/31 at 100.00	A+	15,772,960
6,935	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2021B, 5.000%, 12/01/51	6/31 at 100.00	A+	7,639,804

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 19,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C,	6/26 at 100.00	AA	$ 21,819,297
	6.250%, 6/01/33 – AGM Insured
7,475	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A,	12/30 at 100.00	A	7,173,608
	4.000%, 12/01/45
1,445	Philadelphia Authority for Industrial Development Senior Living Facilities,	7/27 at 100.00	BB	1,394,266
	Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series
	2017A, 5.000%, 7/01/37
505	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	508,520
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
8,360	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2021A,	9/31 at 100.00	A+	8,391,099
	4.000%, 9/01/46
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	10/21 at 100.00	A1 (4)	3,810,607
	8/01/27 – AMBAC Insured (ETM)
2,020	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue	9/30 at 100.00	AA	2,030,888
	Bonds, First Lien Series 2020B, 4.000%, 9/01/45 – AGM Insured
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/23 at 100.00	Baa3	1,934,729
	Series 2012B, 4.000%, 1/01/33
2,800	Upper Darby School District, Delaware County, Pennsylvania, General Obligation Bonds,	10/29 at 100.00	AA	2,793,756
	Series 2021A, 4.000%, 4/01/51 – BAM Insured
231,281	Total Pennsylvania			236,594,581
	Puerto Rico – 2.0% (1.2% of Total Investments)
3,996	Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged From Cusip	No Opt. Call	N/R	971,866
	74529JAP0, 0.000%, 8/01/54
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS,	5/22 at 100.00	Baa2	637,975
	5.000%, 7/01/25 – NPFG Insured
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%,	No Opt. Call	Baa2	1,018,990
	7/01/24 – NATIONAL PUB Insured
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L,	No Opt. Call	Baa2	1,318,559
	5.250%, 7/01/23 – NPFG Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	N/R	1,012,860
	5.250%, 7/01/31 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,281	4.500%, 7/01/34	7/25 at 100.00	N/R	5,415,824
9,399	4.550%, 7/01/40	7/28 at 100.00	N/R	9,473,816
20,000	0.000%, 7/01/46	7/28 at 41.38	N/R	5,640,600
33,017	5.000%, 7/01/58	7/28 at 100.00	N/R	33,923,647
1,370	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured	7/28 at 100.00	N/R	1,380,905
	Cofina Project Series 2019A-2A, 4.550%, 7/01/40
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable
	Restructured Cofina Project Series 2019A-2:
5,399	4.329%, 7/01/40	7/28 at 100.00	N/R	5,351,111
5,580	4.329%, 7/01/40	7/28 at 100.00	N/R	5,530,505
9,000	4.784%, 7/01/58	7/28 at 100.00	N/R	9,143,370
96,972	Total Puerto Rico			80,820,028
	Rhode Island – 0.8% (0.5% of Total Investments)
1,315	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue	5/26 at 100.00	BBB+	1,388,574
	Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39
174,390	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/22 at 16.93	CCC–	27,159,499
	Bonds, Series 2007A, 0.000%, 6/01/52
2,235	Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue Bonds, Series 2016A,	4/26 at 100.00	A+	2,410,090
	5.000%, 10/01/40
177,940	Total Rhode Island			30,958,163

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina – 4.1% (2.5% of Total Investments)
$ 3,050	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019,	7/29 at 100.00	A1	$ 3,320,199
	5.000%, 7/01/43
	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds,
	Lexington Medical Center, Series 2016:
1,290	5.000%, 11/01/41	5/26 at 100.00	A1	1,384,880
6,820	5.000%, 11/01/46	5/26 at 100.00	A1	7,318,951
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	19,942,657
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	10,950,050
1,370	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	4/26 at 103.00	BBB–	1,424,170
	Bishop Gadsden Episcopal Retirement Community, Series 2019A, 5.000%, 4/01/54
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod
	Health Projects, Refunding & Improvement Series 2018:
19,130	5.000%, 11/01/43	5/28 at 100.00	AA	20,567,237
7,580	5.000%, 11/01/48	5/28 at 100.00	AA	8,097,941
20,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	N/R	20,847,219
	Improvement Series 2015A, 5.000%, 12/01/50
4,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	12/24 at 100.00	N/R	4,189,680
	Series 2014C, 5.000%, 12/01/46
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	12/26 at 100.00	A	10,555,400
	Series 2016B, 5.000%, 12/01/56
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	6/32 at 100.00	N/R	4,768,650
	Series 2022A, 4.000%, 12/01/55
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding
	Series 2022B:
3,831	4.000%, 12/01/39	6/32 at 100.00	N/R	3,843,489
6,587	4.000%, 12/01/43	6/32 at 100.00	N/R	6,478,710
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,000	5.000%, 12/01/49	6/24 at 100.00	N/R	2,074,320
17,240	5.500%, 12/01/54	6/24 at 100.00	N/R	18,016,145
17,170	South Carolina State Ports Authority, Revenue Bonds, Series 2019A, 5.000%, 7/01/54	7/29 at 100.00	A+	18,902,110
167,478	Total South Carolina			162,681,808
	South Dakota – 1.1% (0.7% of Total Investments)
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project,
	Series 2017:
3,000	5.000%, 11/01/42	11/26 at 100.00	BB	3,022,770
3,150	5.125%, 11/01/47	11/26 at 100.00	BB	3,174,475
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health	7/24 at 100.00	AA–	9,208,848
	System, Series 2014, 5.000%, 7/01/44
5,205	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,	7/27 at 100.00	AA–	5,709,677
	Refunding Series 2017, 5.000%, 7/01/46
11,200	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument	9/30 at 100.00	AA–	10,874,192
	Health, Inc., Series 2020A, 4.000%, 9/01/50
3,565	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	AA–	3,706,994
	Series 2014B, 5.000%, 11/01/44
8,260	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	AA–	8,770,303
	Series 2015, 5.000%, 11/01/45
43,180	Total South Dakota			44,467,259
	Tennessee – 1.0% (0.6% of Total Investments)
10,670	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	1/23 at 100.00	BBB+ (4)	10,896,311
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 2,180	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/28 at 100.00	A	$ 2,362,313
	Ballad Health, Series 2018A, 5.000%, 7/01/35
2,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	8/22 at 100.00	A	2,082,305
	Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,
	University Health System, Inc., Series 2016:
5,000	5.000%, 9/01/36	9/26 at 100.00	BBB	5,354,850
1,000	5.000%, 9/01/47	9/26 at 100.00	BBB	1,055,150
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,
	University Health System, Inc., Series 2017:
445	5.000%, 4/01/31	4/27 at 100.00	BBB	480,244
1,755	5.000%, 4/01/36	4/27 at 100.00	BBB	1,884,185
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities
	Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
2,225	5.000%, 10/01/41	10/26 at 100.00	BBB	2,320,119
1,000	5.000%, 10/01/45	10/26 at 100.00	BBB	1,038,280
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	7/26 at 100.00	A3	11,676,940
	Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A,
	5.000%, 7/01/46
37,340	Total Tennessee			39,150,697
	Texas – 11.6% (7.0% of Total Investments)
18,000	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/48 –	2/28 at 100.00	AA+	19,649,880
	AGM Insured
4,000	Austin, Texas, Airport System Revenue Bonds, Series 2019A, 5.000%, 11/15/49	11/29 at 100.00	A1	4,334,360
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%,	11/25 at 100.00	AA	15,607,212
	11/15/45 (UB) (6)
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	No Opt. Call	AA–	703,920
	Refunding Series 2002, 0.000%, 8/15/32 – FGIC Insured
1,330	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series	1/23 at 100.00	A– (4)	1,358,263
	2013A, 5.000%, 1/01/43 (Pre-refunded 1/01/23)
7,750	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	A– (4)	8,348,300
	5.000%, 1/01/45 (Pre-refunded 7/01/25)
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift
	Education Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB–	1,898,666
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	975,840
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties,	No Opt. Call	Aaa	2,466,275
	Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
9,000	Dallas Fort Worth International Airport, Joint Revenue Bonds, Refunding Series 2021B,	11/30 at 100.00	N/R	8,968,860
	4.000%, 11/01/45
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series	9/24 at 100.00	BBB–	167,576
	2014A, 5.250%, 9/01/44
3,700	El Paso Independent School District, El Paso County, Texas, General Obligation Bonds,	8/26 at 100.00	Aaa	3,972,579
	School Building Series 2017, 5.000%, 8/15/42
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding
	First Tier Series 2020C:
4,045	4.000%, 10/01/39	4/30 at 100.00	A+	4,116,273
27,360	4.000%, 10/01/49	4/30 at 100.00	A+	26,967,384
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate
	Lien Series 2013B:
15,000	5.000%, 4/01/53 (Pre-refunded 10/01/23) (6)	10/23 at 100.00	AA (4)	15,564,000
16,920	5.000%, 4/01/53 (Pre-refunded 10/01/23) (6)	10/23 at 100.00	AA (4)	17,556,192

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	4/28 at 100.00	AA+	$ 5,689,954
	Lien Series 2018A. Tela Supported, 5.000%, 10/01/48
6,610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender	10/23 at 100.00	AA (4)	7,604,408
	Option Bond Trust 2015-XF0228, 17.242%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (6)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,
	Houston Methodist Hospital System, Series 2015:
2,845	4.000%, 12/01/45	6/25 at 100.00	AA	2,775,753
2,320	5.000%, 12/01/45	6/25 at 100.00	AA	2,465,742
	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2018A:
13,890	5.000%, 8/15/43	2/28 at 100.00	Aa1	15,303,446
4,500	4.000%, 8/15/48	2/28 at 100.00	Aa1	4,507,200
4,040	Harris County, Texas, Toll Road Revenue Bonds, Tender Options Bond Trust 2015-XF2184.	No Opt. Call	AAA	5,902,238
	Formerly Tender Options Bond Trust 3028, 13.437%, 8/15/28 – AGM Insured, 144A (IF) (6)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation
	Refunding Senior Lien Series 2014A:
1,195	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	498,913
2,390	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	936,450
2,660	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	990,265
7,260	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	2,568,951
10,440	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	3,495,416
7,165	0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	AA	1,937,918
3,000	0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	AA	689,940
1,000	Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee	12/31 at 100.00	N/R	955,680
	Revenue Bonds, Senior Lien Series 2022A, 4.000%, 12/01/40
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
2,000	5.000%, 7/01/43	7/28 at 100.00	A1	2,155,040
2,710	5.000%, 7/01/48	7/28 at 100.00	A1	2,901,163
4,550	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B,	7/22 at 100.00	A (4)	4,577,528
	5.000%, 7/01/31 (Pre-refunded 7/01/22)
855	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B, 5.450%,	No Opt. Call	AA	890,850
	7/01/24 – AGM Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
1,495	0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,444,589
10,850	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A	9,761,202
1,715	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	1,160,832
	Leander Independent School District, Williamson and Travis Counties, Texas, General
	Obligation Bonds, Refunding Series 2015A:
2,725	5.000%, 8/15/40	8/25 at 100.00	AAA	2,905,395
4,000	4.000%, 8/15/41	8/25 at 100.00	AAA	4,069,920
8,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/25 at 100.00	A+	8,760,695
	Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	B1	1,818,003
1,800	6.125%, 12/01/38	12/25 at 100.00	B1	1,849,158
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding
	Series 2017:
16,285	5.000%, 1/01/36	1/27 at 100.00	A	17,422,182
10,040	5.000%, 1/01/38 – AGM Insured	1/27 at 100.00	AA	10,785,972
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien
	Series 2018:
2,100	5.000%, 9/15/43	9/25 at 100.00	BBB–	2,175,096
1,815	5.000%, 9/15/48	9/25 at 100.00	BBB–	1,872,245
850	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility	11/24 at 102.00	BB+ (4)	916,649
	Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016, 5.000%,
	11/15/31 (Pre-refunded 11/15/24)

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible
	Capital Appreciation Series 2011C:
$ 1,880	0.000%, 9/01/43 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	$ 2,320,465
7,990	6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (4)	10,491,429
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital	1/25 at 100.00	A+ (4)	4,415,280
	Appreciation Series 2008I, 6.500%, 1/01/43 (Pre-refunded 1/01/25)
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	1,766,555
	0.000%, 1/01/28 – AGC Insured
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
10,260	5.000%, 1/01/40	1/23 at 100.00	A+	10,424,160
12,205	5.000%, 1/01/45	1/25 at 100.00	A+	12,727,374
5,110	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A,	1/29 at 100.00	A+	4,998,755
	4.000%, 1/01/44
5,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018,	1/28 at 100.00	A	5,340,100
	5.000%, 1/01/48
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
6,285	5.000%, 1/01/33	1/25 at 100.00	A	6,593,279
4,000	5.000%, 1/01/34	1/25 at 100.00	A	4,193,080
4,000	5.000%, 1/01/35	1/25 at 100.00	A	4,190,960
2,250	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint	6/26 at 100.00	BBB	2,286,878
	Edward’s University Project, Series 2016, 4.000%, 6/01/36
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	9/23 at 100.00	A (4)	3,631,693
	Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43
	(Pre-refunded 9/01/23)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Methodist Hospital of Dallas, Series 2022:
1,650	4.000%, 10/01/47	4/32 at 100.00	N/R	1,623,864
8,800	4.000%, 10/01/52	4/32 at 100.00	N/R	8,617,400
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	8/23 at 100.00	AA– (4)	4,144,720
	Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43
	(Pre-refunded 8/15/23)
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	8/26 at 100.00	AA	2,703,950
	Texas Health Resources System, Series 2016A, 5.000%, 2/15/41
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue
	Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
1,805	4.000%, 12/31/37	12/30 at 100.00	Baa2	1,821,931
2,500	4.000%, 6/30/38	12/30 at 100.00	Baa2	2,517,075
17,760	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/22 at 100.00	A (4)	17,942,573
	First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)
7,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/24 at 100.00	A	7,683,531
	First Tier Series 2015B, 5.000%, 8/15/37
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	Second Tier Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	A–	3,772,020
6,385	5.000%, 8/15/37	8/24 at 100.00	A–	6,587,277
44,120	5.000%, 8/15/42	8/24 at 100.00	A–	45,409,186
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A	3,621,440
	2002A, 0.000%, 8/15/25 – AMBAC Insured
8,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master	10/29 at 100.00	AAA	8,113,120
	Trust Series 2019A, 4.000%, 10/15/54
1,000	Waco Education Finance Corporation, Texas, Revenue Bonds, Baylor University, Series	3/31 at 100.00	A+	994,190
	2021, 4.000%, 3/01/41
6,500	West Harris County Regional Water Authority, Texas, Water System Revenue Bonds,	12/31 at 100.00	AA	6,567,015
	Refunding Series 2021, 4.000%, 12/15/60 – BAM Insured
465,390	Total Texas			459,943,673

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah – 0.4% (0.2% of Total Investments)
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B:
$ 3,560	5.000%, 7/01/42	7/27 at 100.00	A	$ 3,821,803
1,975	5.000%, 7/01/47	7/27 at 100.00	A	2,102,091
4,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B,	7/28 at 100.00	A	4,264,000
	5.000%, 7/01/48
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter
	Academies Project, Series 2018:
1,000	5.000%, 10/15/38	10/27 at 100.00	AA	1,077,780
2,320	5.000%, 10/15/43	10/27 at 100.00	AA	2,484,952
2,040	5.000%, 10/15/48	10/27 at 100.00	AA	2,172,559
14,895	Total Utah			15,923,185
	Vermont – 0.3% (0.2% of Total Investments)
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 10/01/40	10/25 at 100.00	Aa3	1,016,680
10,000	5.000%, 10/01/45	10/25 at 100.00	Aa3	10,671,600
11,000	Total Vermont			11,688,280
	Virgin Islands – 0.1% (0.0% of Total Investments)
2,645	Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds,	No Opt. Call	N/R	2,765,057
	Series 2022A, 5.000%, 10/01/32
	Virginia – 0.3% (0.2% of Total Investments)
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue
	Bonds, Virginia Hospital Center, Series 2020:
1,385	4.000%, 7/01/39	7/30 at 100.00	AA–	1,398,393
670	4.000%, 7/01/40	7/30 at 100.00	AA–	675,400
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB+	434,519
	Appreciation Series 2012B, 0.000%, 7/15/40 (5)
4,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds,	5/28 at 100.00	AA+	4,000,400
	Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (6)
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/22 at 100.00	N/R (4)	1,828,836
	Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)
2,300	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra	1/32 at 100.00	A–	2,243,213
	Health Obligated Group, Refunding Series 2021, 4.000%, 1/01/47
2,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities	11/22 at 100.00	AA– (4)	2,023,720
	Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B,
	4.000%, 11/01/33 (Pre-refunded 11/01/22)
12,585	Total Virginia			12,604,481
	Washington – 3.0% (1.8% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle	11/26 at 100.00	AAA	7,618,800
	Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island	No Opt. Call	AA+	10,824,794
	Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 –
	NPFG Insured
4,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station,	7/30 at 100.00	Aa2	4,166,680
	Refunding Series 2020A, 4.000%, 7/01/39
8,075	King County Public Hospital District 1, Washington, Limited Tax General Obligation	12/28 at 100.00	A2	8,724,068
	Bonds, Refunding Series 2018, 5.000%, 12/01/43
4,200	King County Public Hospital District 1, Washington, Limited Tax General Obligation	12/26 at 100.00	A2	4,476,486
	Bonds, Valley Medical Center, Refunding Series 2016, 5.000%, 12/01/36
4,000	King County Public Hospital District 2, Washington, General Obligation Bonds,	12/29 at 100.00	Aa3	4,152,840
	EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A,	10/24 at 100.00	AA–	$ 3,143,700
	5.000%, 4/01/40
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series	12/23 at 100.00	AA (4)	1,304,400
	2014, 5.000%, 12/01/44 (Pre-refunded 12/01/23)
15,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement	7/31 at 100.00	AA	15,322,050
	Series 2021A, 4.000%, 7/01/47
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue	6/23 at 100.00	A1 (4)	12,910,099
	Bonds, Series 2013A, 5.000%, 12/01/38 (Pre-refunded 6/01/23)
5,250	Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%, 12/01/48	12/28 at 100.00	AA+	5,406,713
555	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series	8/29 at 100.00	BBB+	530,280
	2019A-1, 4.000%, 8/01/44
3,975	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series	8/29 at 100.00	BBB+	4,286,640
	2019A-2, 5.000%, 8/01/44
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health &
	Services, Refunding Series 2012A:
4,000	5.000%, 10/01/32	10/22 at 100.00	AA–	4,047,080
10,000	4.250%, 10/01/40	10/22 at 100.00	AA–	10,017,600
3,135	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2 (4)	3,179,736
	Refunding Series 2012B, 5.000%, 10/01/30 (Pre-refunded 10/01/22)
8,230	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2 (4)	8,347,442
	Series 2012A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)
2,600	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/31 at 100.00	Baa3	1,702,532
	Bonds, Refunding Subordinate Series 2021B. Exchange Purchase, 3.000%, 7/01/58
2,410	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle	5/30 at 100.00	A	2,352,112
	University, Series 2020, 4.000%, 5/01/50
500	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds,	1/25 at 102.00	BB	475,985
	Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A,
	5.000%, 1/01/46, 144A
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	Aaa	7,509,420
	6/01/28 – FGIC Insured
120,930	Total Washington			120,499,457
	West Virginia – 1.4% (0.8% of Total Investments)
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United
	Health System Obligated Group, Refunding & Improvement Series 2013A:
3,000	5.375%, 6/01/38 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	3,093,600
16,845	5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	17,392,800
9,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/28 at 100.00	A	9,575,820
	Health System Obligated Group, Series 2018A, 5.000%, 6/01/52
3,500	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health	6/27 at 100.00	A	3,784,025
	System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42
	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2021:
6,750	4.000%, 6/01/43	6/31 at 100.00	AA–	6,980,850
8,845	4.000%, 6/01/51	6/31 at 100.00	AA–	8,869,589
5,750	West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B,	6/28 at 100.00	Aa2	5,864,310
	4.000%, 6/01/42
53,690	Total West Virginia			55,560,994

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 3.7% (2.3% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 43	0.000%, 1/01/46, 144A (8)	No Opt. Call	N/R	$ 1,030
42	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	957
42	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	916
42	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	872
41	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	810
45	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	855
1,163	1.000%, 7/01/51, 144A (8)	3/28 at 100.00	N/R	600,405
45	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	801
44	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	761
44	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	721
43	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	683
43	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	650
42	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	616
42	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	583
42	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	558
41	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	526
41	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	495
40	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	471
40	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	446
39	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	427
39	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	403
39	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	371
501	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	4,421
2,250	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian	1/31 at 100.00	BBB	1,997,212
	Regional Healthcare System Obligated Group, Series 2021A, 4.000%, 7/01/56
2,000	Public Finance Authority of Wisconsin, Retirement Communities Revenue Bonds, ACTS	11/27 at 103.00	A–	2,187,500
	Retirement – Life Communities, Inc Obligated Group, Series 2020A, 5.000%, 11/15/41
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter
	School, Series 2018A:
6,000	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB–	6,076,260
2,335	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB–	2,341,935
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series	4/23 at 100.00	AA– (4)	4,209,716
	2013A, 5.000%, 4/01/38 (Pre-refunded 4/01/23)
8,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc.	8/31 at 100.00	AA–	7,767,040
	Obligated Group, Inc. Project, Series 2021, 4.000%, 8/15/51
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health	10/22 at 100.00	AA	1,027,708
	Inc. Obligated Group, Series 2012A, 5.000%, 4/01/42
18,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic	2/27 at 100.00	A–	19,754,298
	Health System, Inc., Series 2017C, 5.000%, 2/15/47
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/26 at 100.00	A–	2,139,560
	Series 2016B, 5.000%, 2/15/35
7,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance,	6/22 at 100.00	A3	7,644,444
	Inc., Series 2012, 5.000%, 6/01/39
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital	No Opt. Call	A1	322,806
	Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health	8/22 at 100.00	N/R (4)	2,677,242
	Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc.
	Project, Series 2021:
2,415	4.000%, 10/01/51	10/28 at 102.00	N/R	1,987,014
2,470	4.000%, 10/01/61	10/28 at 102.00	N/R	1,931,095
5,155	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	5/26 at 100.00	AA+	5,185,930
	Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/34
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	8/27 at 100.00	AA–	2,186,900
	Aspirus, Inc. Obligated Group, Series 2017, 5.000%, 8/15/52

NEA	Nuveen AMT-Free Quality Municipal Income Fund Portfolio of Investments (continued) April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 2,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aurora	4/23 at 100.00	Aa3 (4)	$ 2,572,675
	Health Care, Inc., Series 2013A, 5.125%, 4/15/31 (Pre-refunded 4/15/23)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Benevolent Corporation Cedar Community, Series 2017:
1,110	5.000%, 6/01/37	6/25 at 103.00	N/R	1,125,618
955	5.000%, 6/01/41	6/25 at 103.00	N/R	960,424
4,705	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	8/30 at 100.00	AA	4,653,010
	Children’s Hospital of Wisconsin, Inc., Series 2020, 4.000%, 8/15/50
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,000	5.000%, 9/01/30 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	1,110,080
1,110	5.000%, 9/01/31 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	1,232,189
1,100	5.000%, 9/01/32 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	1,221,088
1,725	5.000%, 9/01/33 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	1,914,888
1,775	5.000%, 9/01/34 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	1,970,392
1,910	5.000%, 9/01/35 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	2,120,253
2,065	5.000%, 9/01/36 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	2,292,315
8,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	2/26 at 100.00	A–	9,030,570
	Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical	11/26 at 100.00	AA–	5,323,500
	College of Wisconsin, Inc., Series 2016, 5.000%, 12/01/41
11,250	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical	12/31 at 100.00	N/R	11,128,500
	College of Wisconsin, Inc., Series 2022, 4.000%, 12/01/51
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood	1/27 at 103.00	N/R	1,658,760
	Lutheran Senior Ministries, Series 2021, 4.000%, 1/01/47
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint
	John’s Communities Inc., Series 2018A:
1,240	5.000%, 9/15/31 (Pre-refunded 9/15/23)	9/23 at 100.00	BBB– (4)	1,280,511
7,955	5.000%, 9/15/50 (Pre-refunded 9/15/23)	9/23 at 100.00	BBB– (4)	8,214,890
10,230	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	12/24 at 100.00	AA–	10,633,062
	ThedaCare Inc, Series 2015, 5.000%, 12/15/44
10,770	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	12/29 at 100.00	AA–	10,423,960
	ThedaCare Inc, Series 2019, 4.000%, 12/15/49
148,183	Total Wisconsin			148,922,123
	Wyoming – 0.2% (0.2% of Total Investments)
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding	9/23 at 100.00	BB+ (4)	9,975,446
	Series 2013A, 5.000%, 9/01/37 (Pre-refunded 9/01/23)
$ 6,987,033	Total Long-Term Investments (cost $6,510,613,675)			6,556,936,974

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
SHORT-TERM INVESTMENTS – 0.4% (0.2% of Total Investments)
MUNICIPAL BONDS – 0.4% (0.2% of Total Investments)
Colorado – 0.2% (0.1% of Total Investments)
$ 8,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Variable Rate Series
	2018C, 0.450%, 11/15/39 (9)	4/22 at 100.00	AA	$ 8,000,000

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota – 0.2% (0.1% of Total Investments)
$ 6,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,
	Series 2018A, 0.330%, 11/15/48 (9)	4/22 at 100.00	AA+	$ 6,000,000
$ 14,000	Total Short-Term Investments (cost $14,000,000)			14,000,000
	Total Investments (cost $6,524,613,675) – 165.1%			6,570,936,974
	Floating Rate Obligations – (3.4)%			(133,490,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (7.9)% (10)			(316,333,858)
	MuniFund Preferred Shares, net of deferred offering costs – (27.3)% (11)			(1,086,423,372)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (29.0)% (12)			(1,154,052,973)
	Other Assets Less Liabilities – 2.5%			99,707,852
	Net Assets Applicable to Common Shares – 100%			$ 3,980,344,623

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 4.8%.
(11)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 16.5%.
(12)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 17.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from regis tration,which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities

April 30, 2022 (Unaudited)

	NAD	NEA
Assets
Long-term investments, at value (cost $5,218,577,855 and $6,510,613,675, respectively)	$5,258,660,380	$6,556,936,974
Short-term investments, at value (cost approximates value)	7,100,000	14,000,000
Cash	2,253,882	17,696,574
Receivable for:
Dividends	533	—
Interest	70,500,480	85,546,301
Investments sold	50,505,315	45,572,144
Other assets	1,576,697	2,517,012
Total assets	5,390,597,287	6,722,269,005
Liabilities
Floating rate obligations	104,235,000	133,490,000
Payable for:
Dividends	13,099,152	14,983,525
Interest	413,438	639,192
Investments purchased - regular settlement	32,430,402	11,690,080
Investments purchased - when-issued/delayed-delivery settlement	7,150,163	18,688,110
Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs
(liquidation preference $727,500,000 and $316,500,000, respectively)	727,192,480	316,333,858
MuniFund Preferred (“MFP”) Shares, net of deferred offering costs
(liquidation preference $679,000,000 and $1,088,900,000, respectively)	678,446,231	1,086,423,372
Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs
(liquidation preference $632,000,000 and $1,159,400,000, respectively)	630,641,499	1,154,052,973
Accrued expenses:
Management fees	2,442,798	3,044,122
Trustees fees	1,186,844	1,606,710
Other	843,477	972,440
Total liabilities	2,198,081,484	2,741,924,382
Commitments and contingencies (as disclosed in Note 8)
Net assets applicable to common shares	$3,192,515,803	$3,980,344,623
Common shares outstanding	233,404,656	299,037,392
Net asset value ("NAV") per common share outstanding	$ 13.68	$ 13.31
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$ 2,334,047	$ 2,990,374
Paid-in surplus	3,240,536,350	4,014,242,736
Total distributable earnings (loss)	(50,354,594)	(36,888,487)
Net assets applicable to common shares	$3,192,515,803	$3,980,344,623
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended April 30, 2022 (Unaudited)

	NAD	NEA
Investment Income	$ 105,578,843	$ 128,817,122
Expenses
Management fees	15,540,392	19,367,570
Interest expense and amortization of offering costs	8,408,150	7,432,224
Liquidity fees	2,427,255	5,360,795
Remarketing fees	317,754	1,033,500
Custodian fees, net	210,924	231,638
Trustees fees	73,868	92,365
Professional fees	138,797	238,500
Shareholder reporting expenses	116,408	136,039
Shareholder servicing agent fees	61,831	64,305
Stock exchange listing fees	110,625	40,915
Investor relations expenses	121,665	153,120
Other	253,851	119,797
Net expenses	27,781,520	34,270,768
Net investment income (loss)	77,797,323	94,546,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from Investments	(33,779,236)	(39,943,898)
Change in net unrealized appreciation (depreciation) of Investments	(527,550,802)	(668,404,016)
Net realized and unrealized gain (loss)	(561,330,038)	(708,347,914)
Net increase (decrease) in net assets applicable to common shares from operations	$(483,532,715)	$(613,801,560)

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	NAD		NEA
	(Unaudited)		(Unaudited)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	4/30/22	10/31/21	4/30/22	10/31/21
Operations
Net investment income (loss)	$ 77,797,323	$ 161,892,479	$ 94,546,354	$ 201,917,943
Net realized gain (loss) from investments	(33,779,236)	5,976,132	(39,943,898)	13,219,775
Change in net unrealized appreciation (depreciation) of investments	(527,550,802)	63,470,598	(668,404,016)	39,506,288
Net increase (decrease) in net assets applicable to common shares
from operations	(483,532,715)	231,339,209	(613,801,560)	254,644,006
Distributions to Common Shareholders
Dividends	(83,325,463)	(158,884,170)	(103,167,899)	(205,660,254)
Decrease in net assets applicable to common shares from distributions
to common shareholders	(83,325,463)	(158,884,170)	(103,167,899)	(205,660,254)
Capital Share Transactions
Common Shares:
Issued in the Reorganization	—	352,666,794	—	329,945,848
Net increase (decrease) in net assets applicable to common shares from
capital share transactions	—	352,666,794	—	329,945,848
Net increase (decrease) in net assets applicable to common shares	(566,858,178)	425,121,833	(716,969,459)	378,929,600
Net assets applicable to common shares at the beginning of period	$3,759,373,981	$3,334,252,148	$4,697,314,082	$4,318,384,482
Net assets applicable to common shares at the end of period	$3,192,515,803	$3,759,373,981	$3,980,344,623	$4,697,314,082

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended April 30, 2022 (Unaudited)

	NAD	NEA
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(483,532,715)	$(613,801,560)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(763,194,118)	(983,080,012)
Proceeds from sales and maturities of investments	745,334,162	979,707,750
Proceeds from (Purchases of) short-term investments, net	2,000,000	(7,500,000)
Payment-in-kind distributions	(101,118)	(1,460)
Taxes paid	(13,980)	(10,238)
Amortization (Accretion) of premium and discounts, net	5,973,921	8,319,570
Amortization of deferred offering costs	203,844	247,315
(Increase) Decrease in:
Receivable for interest	658,235	1,629,090
Receivable for investments sold	27,712,323	28,785,099
Other assets	29,926	6,304
Increase (Decrease) in:
Payable for interest	413,438	639,192
Investments purchased - regular settlement	24,215,202	(1,006,977)
Investments purchased - when-issued/delayed-delivery settlement	(20,998,776)	(14,695,082)
Payable for offering costs	—	(251,705)
Accrued management fees	(284,970)	(361,056)
Accrued trustees fees	(29,135)	(39,436)
Accrued other expenses	(83,415)	(111,170)
Net realized (gain) loss from:
Investments	33,779,236	39,943,898
Paydowns	(343,825)	(93,293)
Change in net unrealized appreciation (depreciation) of Investments	527,550,802	668,404,016
Net cash provided by (used in) operating activities	99,289,037	106,730,245
Cash Flow from Financing Activities:
Increase (Decrease) in cash overdraft	(5,949,481)	—
(Repayments of) floating rate obligations	(7,725,000)	—
Proceeds from borrowings	7,141,416	16,421,697
(Repayments of) borrowings	(7,146,416)	(16,421,697)
Cash distributions paid to common shareholders	(83,360,674)	(104,927,870)
Net cash provided by (used in) financing activities	(97,035,155)	(104,927,870)
Net Increase (Decrease) in Cash	2,253,882	1,802,375
Cash at the beginning of period	—	15,894,199
Cash at the end of period	$ 2,253,882	$ 17,696,574
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding amortization of offering costs)	$ 7,789,083	$ 6,396,906

See accompanying notes to financial statements.

Financial Highlights

Selected data for a common share outstanding throughout each period:

					Less Distributions
			Investment Operations		to Common Shareholders				Common Share
						From		Discount
	Beginning	Net	Net		From	Accumu-		per
	Common	Investment	Realized/		Net	lated Net		Share		Ending
	Share	Income	Unrealized		Investment	Realized		Repurchased	Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Total	and Retired	NAV	Price
NAD
Year Ended 10/31:
2022(d)	$16.11	$0.33	$(2.40)	$(2.07)	$(0.36)	$ —	$(0.36)	$ —	$13.68	$12.80
2021	15.75	0.72	0.35	1.07	(0.71)	—	(0.71)	—	16.11	15.63
2020	15.91	0.70	(0.19)	0.51	(0.67)	—	(0.67)	—	15.75	14.44
2019	14.42	0.67	1.46	2.13	(0.64)	—	(0.64)	—	15.91	14.42
2018	15.41	0.69	(0.99)	(0.30)	(0.69)	—	(0.69)	—*	14.42	12.41
2017	15.75	0.73	(0.29)	0.44	(0.78)	—	(0.78)	—	15.41	13.86
NEA
Year Ended 10/31:
2022(d)	15.71	0.32	(2.37)	(2.05)	(0.35)	—	(0.35)	—	13.31	12.46
2021	15.50	0.69	0.22	0.91	(0.70)	—	(0.70)	—	15.71	15.18
2020	15.58	0.69	(0.11)	0.58	(0.66)	—	(0.66)	—	15.50	14.33
2019	14.16	0.66	1.40	2.06	(0.64)	—	(0.64)	—	15.58	14.20
2018	15.07	0.68	(0.91)	(0.23)	(0.68)	—	(0.68)	—*	14.16	12.13
2017	15.36	0.71	(0.26)	0.45	(0.74)	—	(0.74)	—	15.07	13.57

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/
		Ratios Applicable to Common Shares
Common Share
Total Returns			Ratios to Average Net Assets(b)
	Based	Ending
Based	on	Net		Net	Portfolio
on	Share	Assets		Investment	Turnover
NAV(a)	Price(a)	(000)	Expenses	Income (Loss)	Rate(c)
(13.07)%	(16.05)%	$3,192,516	1.55%**	4.34%**	13%
6.85	13.31	3,759,374	1.44	4.43	10
3.27	4.89	3,334,252	1.87	4.47	15
15.03	21.78	3,211,273	2.45	4.35	8
(2.03)	(5.69)	2,910,735	2.34	4.57	20
3.01	3.26	3,110,034	1.95	4.84	18

(13.29)	(15.88)	3,980,345	1.53**	4.23**	14
5.91	10.92	4,697,314	1.44	4.31	12
3.84	5.74	4,318,384	1.85	4.46	16
14.81	22.78	4,093,389	2.40	4.41	8
(1.62)	(5.84)	3,719,774	2.29	4.63	11
3.16	4.21	3,959,861	1.94	4.80	15

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred (as further described below) on assets attributable to preferred shares issued by the Fund, where applicable.
•	The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:
	Ratios of Interest Expense to		Ratios of Interest Expense to
	Average Net Assets Applicable		Average Net Assets Applicable
	to Common Shares		to Common Shares
NAD		NEA
Year Ended 10/31:		Year Ended 10/31:
2022(d)	0.62%**	2022(d)	0.62%**
2021	0.53	2021	0.53
2020	0.94	2020	0.94
2019	1.50	2019	1.47
2018	1.39	2018	1.35
2017	1.00	2017	1.00

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	Unaudited. For the six months ended April 30, 2022.
*	Value rounded to zero.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

The following table sets forth information regarding each Fund’s outstanding senior securities as of the end of each of the Fund’s last five fiscal periods, as applicable.

									AMTP, MFP,
									VMTP and/or
									VRDP Shares
	AMTP Shares		MFP Shares		VMTP Shares		VRDP Shares		at the End
	at the End of Period		at the End of Period		at the End of Period		at the End of Period		of Period
		Asset		Asset		Asset		Asset	Asset
	Aggregate	Coverage	Aggregate	Coverage	Aggregate	Coverage	Aggregate	Coverage	Coverage
	Amount	Per	Amount	Per	Amount	Per	Amount	Per	Per $1
	Outstanding	$100,000	Outstanding	$100,000	Outstanding	$100,000	Outstanding	$100,000	Liquidation
	(000)(a)	Share(b)	(000)(a)	Share(b)(d)	(000)(a)	Share(b)	(000)(a)	Share(b)	Preference
NAD
Year Ended 10/31:
2022(e)	$727,500	$256,611	$679,000	$256,611	$ —	$ —	$632,000	$256,611	$2.57
2021	727,500	284,419	679,000	284,419	—	—	632,000	284,419	2.84
2020	545,500	279,599	679,000	279,599	—	—	632,000	279,599	2.80
2019	545,500	279,954	607,000	279,954	—	—	632,000	279,954	2.80
2018	—	—	607,000	263,112	545,500	263,112	632,000	263,112	2.63
2017	—	—	—	—	952,500	296,279	632,000	296,279	2.96

NEA
Year Ended 10/31:
2022(e)	316,500	255,191	1,088,900	255,191	—	—	1,159,400	255,191	2.55
2021	316,500	283,145	1,088,900	283,145	—	—	1,159,400	283,145	2.83
2020	143,500	280,550	958,000	280,550	—	—	1,290,300	280,550	2.81
2019	—	—	958,000	282,066	—	—	1,290,300	282,066	2.82
2018	—	—	958,000	265,448	—	—	1,290,300	265,448	2.65
2017	—	—	—	—	773,000	291,919	1,290,300	291,919	2.92

(a)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b)	Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c)	Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(d)	NEA’s Series D MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share. The asset coverage per $1,000 share for NEA’s Series D MFP Shares were as follows:

Asset
Coverage
Per
$1,000
NEA	Share(c)
Series D
Year Ended 10/31:
2022(e)	$2,552
2021	2,831
2020	2,805
2019	2,800
2018	—
2017	—

(e)	Unaudited. For the six months ended April 30, 2022.

See accompanying notes to financial statements.

Notes to

Financial Statements (Unaudited)

1. General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

• Nuveen Quality Municipal Income Fund (NAD)

• Nuveen AMT-Free Quality Municipal Income Fund (NEA)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NAD and NEA were organized as Massachusetts business trusts on January 15, 1999 and July 29, 2002, respectively.

Current Fiscal Period

The end of the reporting period for the Funds is April 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2022 (the ”current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Developments Regarding the Funds’ Control Share By-Law

On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees amended the Funds’ by-laws to provide that the Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV

Notes to Financial Statements (Unaudited) (continued)

for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Funds pay no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of the Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit

As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

	NAD	NEA
Custodian Fee Credit	$2,082	$4,629

Distributions to Common Shareholders

Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NAD	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$5,257,301,236	$ 757,773**	$5,258,059,009
Investment Companies	450,359	—	—	450,359
Variable Rate Senior Loan Interests	—	151,012	—	151,012
Short-Term Investments*:
Municipal Bonds	—	7,100,000	—	7,100,000
Total	$450,359	$5,264,552,248	$757,773	$5,265,760,380

Notes to Financial Statements (Unaudited) (continued)

NEA	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$6,555,793,404	$1,143,570**	$6,556,936,974
Short-Term Investments*:
Municipal Bonds	—	14,000,000	—	14,000,000
Total	$ —	$6,569,793,404	$1,143,570	$6,570,936,974

*	Refer to the Fund’s Portfolio of Investments for state classifications.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.

The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 - Fund Shares.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NAD	NEA
Floating rate obligations: self-deposited Inverse Floaters	$104,235,000	$133,490,000
Floating rate obligations: externally-deposited Inverse Floaters	49,340,000	92,135,000
Total	$153,575,000	$225,625,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NAD	NEA
Average floating rate obligations outstanding	$104,235,000	$133,490,000
Average annual interest rate and fees	0.55%	0.51%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations — Recourse Trusts	NAD	NEA
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$ 87,920,000	$133,490,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	38,265,000	77,270,000
Total	$126,185,000	$210,760,000

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Notes to Financial Statements (Unaudited) (continued)

Investment Transactions

Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

	NAD	NEA
Purchases	$763,194,118	$983,080,012
Sales and Maturities	745,334,162	979,707,750

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Common Share Transactions

Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	NAD		NEA
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/22	10/31/21	4/30/22	10/31/21
Common Shares:
Issued in the Reorganization	—	21,755,613	—	20,447,125

Preferred Shares

Adjustable Rate MuniFund Term Preferred Shares

The Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publically available.

As of the end of the reporting period, NAD and NEA had $727,192,480 and $316,333,858 of AMTP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference
NAD	2028	3,370	$337,000,000
	2028-1	2,085	208,500,000
	2028-2	1,820	182,000,000
NEA	2028	1,435	$143,500,000
	2028-1	1,730	173,000,000

Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate. Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.

In addition, the Funds may be obligated to redeem a certain amount of the AMTP Shares if the Funds fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for each Fund’s AMTP Shares are as follows:

	Notice		Term	Premium
Fund	Period	Series	Redemption Date	Expiration Date
NAD	360-day	2028	December 1, 2028*	November 30, 2019
	360-day	2028-1	December 1, 2028*	November 30, 2019
	360-day	2028-2	December 1, 2028*	November 30, 2019
NEA	360-day	2028	December 1, 2028*	November 30, 2019
	360-day	2028-1	December 1, 2028*	December 13, 2019

* Subject to early termination by either the Fund or the holder.

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NAD	NEA
Average liquidation preference of AMTP Shares outstanding	$727,500,000	$316,500,000
Annualized dividend rate	1.08%	1.04%

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.

AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred in connection with each Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

MuniFund Preferred Shares

The Funds have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for NEA’s Series D) liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.

Notes to Financial Statements (Unaudited) (continued)

The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.

•	Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of their shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.

Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.

•	Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.

The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.

•	Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, Shares will have an unconditional liquidity feature that enables its shareholders to require a liquidity provider with, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement Operations.

For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.

Costs incurred in connection with each Fund's offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares and are recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

As of the end of the reporting period, NAD and NEA had $678,446,231 and $1,086,423,372 of MFP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Liquidation	Term		Mode
Fund	Series	Outstanding	Preference	Redemption Date	Mode	Termination Date
NAD	A	6,070	$607,000,000	January 3, 2028	VRM	January 3, 2028*
	B	720	72,000,000	September 1, 2047	VRM	September 28, 2022
NEA	A	1,850	$185,000,000	February 3, 2048	VRM	February 3, 2048*
	B	3,350	335,000,000	March 2, 2028	VRM	March 2, 2028*
	C	2,380	238,000,000	March 2, 2028	VRDM	March 2, 2028*
	D	330,900	330,900,000	March 1, 2029	VRRM	N/A

* Subject to earlier termination by either the Fund or the shareholder.

The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:

	NAD	NEA
Average liquidation preference of MFP Shares outstanding	$679,000,000	$1,088,900,000
Annualized dividend rate	0.90%	0.65%

Variable Rate Demand Preferred Shares

The Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, NAD and NEA had $630,641,499 and $1,154,052,973 of VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s VRDP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Remarketing	Liquidation
Fund	Series	Outstanding	Fee*	Preference	Maturity
NAD	1	2,368	0.10%	$236,800,000	September 11, 2026
	2	2,675	0.10	267,500,000	September 11, 2026
	3	1,277	0.10	127,700,000	September 11, 2026
NEA	1	2,190	0.10%	$219,000,000	June 1, 2040
	3	3,509	0.05	350,900,000	March 1, 2040
	4	4,895	0.10	489,500,000	September 11, 2026
	5	1,000	0.10	100,000,000	October 1, 2046

* Remarketing fees as a percentage of aggregate principal amount of all VRDP Shares outstanding of each series.

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NAD	NEA
Average liquidation preference of VRDP Shares outstanding	$632,000,000	$1,159,400,000
Annualized dividend rate	0.28%	0.25%

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Notes to Financial Statements (Unaudited) (continued)

Preferred Share Transactions

Transactions in preferred shares for the Funds during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in AMTP Shares for the Funds, where applicable, were as follows:

	Year Ended
	October 31, 2021
NAD	Series	Shares	Amount
AMTP Shares issued in connection with the Reorganization	2028-2	1,820	$182,000,000
	Year Ended
	October 31, 2021
NEA	Series	Shares	Amount
AMTP Shares issued in connection with the Reorganization	2028-1	1,730	$173,000,000

Transactions in MFP Shares for the Funds, where applicable, were as follows:

	Year Ended
	October 31, 2021
NEA	Series	Shares	Amount
MFP Shares issued	D	130,900	$130,900,000

Transactions VRDP Shares for the Funds, where applicable, were as follows:

	Year Ended
	October 31, 2021
NEA	Series	Shares	Amount
VRDP Shares redeemed	2	(1,309)	$(130,900,000)

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of NEA the alternative minimum tax applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Funds' financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
NAD	$5,119,114,535	$166,155,632	$(123,743,745)	$42,411,887
NEA	6,385,952,158	226,336,036	(174,840,671)	51,495,365

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Unrealized			Other
	Tax-Exempt	Ordinary	Long-Term	Appreciation	Capital Loss	Late-Year Loss	Book-to-Tax
Fund	Income[1]	Income	Capital Gains	(Depreciation)	Carryforwards	Deferrals	Differences	Total
NAD	$20,828,737	$ 276,521	$ —	$571,626,335	$(62,354,412)	$ —	$(13,887,577)	$516,489,604
NEA	19,400,869	1,242,086	—	721,335,218	(44,413,752)	—	(17,493,687)	680,070,734

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2021, and paid on November 1, 2021.

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
NAD[1]	$53,565,163	$8,789,249	$62,354,412
NEA[1]	$43,431,672	$982,080	$44,413,752

[1]	A portion of NAD’s and NEA’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Averaged Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3750
For managed assets over $5 billion	0.3625

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*	For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain Nuveen Funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of April 30, 2022, the complex-level fee for each Fund was 0.1557%.

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

Notes to Financial Statements (Unaudited) (continued)

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Cross-Trades	NAD	NEA
Purchases	$182,090,912	$174,839,051
Sales	176,245,593	170,262,710
Realized gain (loss)	(9,862,615)	(10,617,253)

8. Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are each described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.

9. Fund Leverage

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:

	NAD	NEA
Maximum outstanding balance	$7,141,416	$16,421,697

During the Funds' utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

	NAD	NEA
Utilization period (days outstanding)	3	3
Average daily balance outstanding	$7,141,416	$16,421,697
Average annual interest rate	1.27%	1.27%

Borrowings outstanding as of the end of the reporting period are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Inter-Fund Borrowing and Lending

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

10. Subsequent Events

Committed Line of Credit

During June 2022, the Participating Funds renewed the standby credit facility through June 2023. In conjunction with this renewal the commitment amount increased from $2.635 billion to $2.700 billion. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. All other terms remain unchanged.

Risk Considerations (Unaudited)

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Quality Municipal Income Fund (NAD)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund,are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk,and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NAD.

Nuveen AMT-Free Quality Municipal Income Fund (NEA)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund,are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NEA.

Additional Fund Information (Unaudited)

Board of Trustees
Jack B. Evans	William C. Hunter	Amy B. R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East Randolph Street	Company, N.A.
	Boston, MA 02111		Chicago, IL 60601	150 Royall Street
Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NAD	NEA
Common shares repurchased	0	0

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report (Unaudited)

•	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
•	Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
•	Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
•	Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
•	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
•	NAD Blended Benchmark: Consists of: the S&P Municipal Bond Index (defined herein) through 9/11/16 and thereafter 1) 80% S&P Municipal Bond Investment Grade Index (defined herein), and 2) 20% S&P Municipal Bond High Yield Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
•	NEA Blended Benchmark: Consists of: the S&P Municipal Bond Index (defined herein) through 9/11/16 and thereafter 1) 80% S&P Municipal Bond Investment Grade Index (defined herein), and 2) 20% S&P Municipal Bond High Yield Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
•	Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
•	Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

•	Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
•	S&P Municipal Bond High Yield Index: An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
•	S&P Municipal Bond Index: An index designed to measure the performance of the tax-exempt, U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
•	S&P Municipal Bond Investment Grade Index: An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
•	Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
•	Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
•	Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
•	Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

ESA-B-0422D 2216976-INV-B-06/23

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen AMT-Free Quality Municipal Income Fund

By (Signature and Title) /s/ Mark L. Winget

Mark L. Winget

Vice President and Secretary

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David J. Lamb

David J. Lamb

Chief Administrative Officer

(principal executive officer)

Date: July 7, 2022

By (Signature and Title) /s/ E. Scott Wickerham

E. Scott Wickerham

Vice President and Controller

(principal financial officer)

Date: July 7, 2022